As filed with the Securities and Exchange Commission on July 7, 2025
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-07168)

                    Hennessy Funds Trust
(Exact name of registrant as specified in charter)

7250 Redwood Boulevard, Suite 200
Novato, California	94945
(Address of principal executive offices)	(Zip code)

Teresa M. Nilsen
7250 Redwood Boulevard, Suite 200
Novato, California
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-966-4354

Date of fiscal year end: October 31, 2025

Date of reporting period: April 30, 2025

Item 1.	Reports to Stockholders.
(a)

semi-annual Shareholder Report Hennessy Cornerstone Growth Fund Investor Class HFCGX

This semi-annual shareholder report contains important information about the Hennessy Cornerstone Growth Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$63	1.30%

*	Annualized.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$497.7M
Number of Portfolio Holdings*	68
Portfolio Turnover**	91%

*	Due to the timing of the Fund's annual rebalance, the Fund held more than 50 securities as of April 30, 2025.

**	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Cornerstone Growth Fund Institutional Class HICGX

This semi-annual shareholder report contains important information about the Hennessy Cornerstone Growth Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$47	0.97%

*	Annualized.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$497.7M
Number of Portfolio Holdings*	68
Portfolio Turnover**	91%

*	Due to the timing of the Fund's annual rebalance, the Fund held more than 50 securities as of April 30, 2025.

**	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Focus Fund Investor Class HFCSX

This semi-annual shareholder report contains important information about the Hennessy Focus Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$70	1.48%

*	Annualized.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$464.8M
Number of Portfolio Holdings	23
Portfolio Turnover*	1%

*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Focus Fund Institutional Class HFCIX

This semi-annual shareholder report contains important information about the Hennessy Focus Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$52	1.09%

*	Annualized.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$464.8M
Number of Portfolio Holdings	23
Portfolio Turnover*	1%

*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Cornerstone Mid Cap 30 Fund Investor Class HFMDX

This semi-annual shareholder report contains important information about the Hennessy Cornerstone Mid Cap 30 Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$61	1.32%

*	Annualized.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$1,234.6M
Number of Portfolio Holdings	31
Portfolio Turnover*	47%

*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Cornerstone Mid Cap 30 Fund Institutional Class HIMDX

This semi-annual shareholder report contains important information about the Hennessy Cornerstone Mid Cap 30 Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$44	0.94%

*	Annualized.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$1,234.6M
Number of Portfolio Holdings	31
Portfolio Turnover*	47%

*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Cornerstone Large Growth Fund Investor Class HFLGX

This semi-annual shareholder report contains important information about the Hennessy Cornerstone Large Growth Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$62	1.28%

*	Annualized.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$125.6M
Number of Portfolio Holdings	50
Portfolio Turnover*	44%

*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Cornerstone Large Growth Fund Institutional Class HILGX

This semi-annual shareholder report contains important information about the Hennessy Cornerstone Large Growth Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$48	1.00%

*	Annualized.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$125.6M
Number of Portfolio Holdings	50
Portfolio Turnover*	44%

*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Cornerstone Value Fund Investor Class HFCVX

This semi-annual shareholder report contains important information about the Hennessy Cornerstone Value Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$60	1.21%

*	Annualized.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$281.0M
Number of Portfolio Holdings	50
Portfolio Turnover*	27%

*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Cornerstone Value Fund Institutional Class HICVX

This semi-annual shareholder report contains important information about the Hennessy Cornerstone Value Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$49	0.98%

*	Annualized.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$281.0M
Number of Portfolio Holdings	50
Portfolio Turnover*	27%

*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Total Return Fund Investor Class HDOGX

This semi-annual shareholder report contains important information about the Hennessy Total Return Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$166	3.30%

*	Annualized.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$48.3M
Number of Portfolio Holdings	15
Portfolio Turnover*	33%

*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Equity and Income Fund Investor Class HEIFX

This semi-annual shareholder report contains important information about the Hennessy Equity and Income Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$79	1.60%

*	Annualized.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$51.6M
Number of Portfolio Holdings	78
Portfolio Turnover*	17%

*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Equity and Income Fund Institutional Class HEIIX

This semi-annual shareholder report contains important information about the Hennessy Equity and Income Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$61	1.23%

*	Annualized.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$51.6M
Number of Portfolio Holdings	78
Portfolio Turnover*	17%

*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Balanced Fund Investor Class HBFBX

This semi-annual shareholder report contains important information about the Hennessy Balanced Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$95	1.91%

*	Annualized.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$12.9M
Number of Portfolio Holdings	18
Portfolio Turnover*	22%

*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Energy Transition Fund Investor Class HNRGX

This semi-annual shareholder report contains important information about the Hennessy Energy Transition Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$122	2.50%

*	Annualized.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$14.0M
Number of Portfolio Holdings	23
Portfolio Turnover*	21%

*	Not annualized.

Sector Breakdown (% of net assets)

For presentation purposes, the Fund uses custom categories.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Energy Transition Fund Institutional Class HNRIX

This semi-annual shareholder report contains important information about the Hennessy Energy Transition Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$106	2.17%

*	Annualized.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$14.0M
Number of Portfolio Holdings	23
Portfolio Turnover*	21%

*	Not annualized.

Sector Breakdown (% of net assets)

For presentation purposes, the Fund uses custom categories.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Midstream Fund Investor Class HMSFX

This semi-annual shareholder report contains important information about the Hennessy Midstream Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$90	1.75%

*	Annualized.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$75.3M
Number of Portfolio Holdings	17
Portfolio Turnover*	0%

*	Not annualized.

Sector Breakdown (% of net assets)

For presentation purposes, the Fund uses custom categories.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Midstream Fund Institutional Class HMSIX

This semi-annual shareholder report contains important information about the Hennessy Midstream Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$73	1.42%

*	Annualized.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$75.3M
Number of Portfolio Holdings	17
Portfolio Turnover*	0%

*	Not annualized.

Sector Breakdown (% of net assets)

For presentation purposes, the Fund uses custom categories.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Gas Utility Fund Investor Class GASFX

This semi-annual shareholder report contains important information about the Hennessy Gas Utility Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$51	0.97%

*	Annualized.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$512.9M
Number of Portfolio Holdings	47
Portfolio Turnover*	13%

*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Gas Utility Fund Institutional Class HGASX

This semi-annual shareholder report contains important information about the Hennessy Gas Utility Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$34	0.66%

*	Annualized.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$512.9M
Number of Portfolio Holdings	47
Portfolio Turnover*	13%

*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Japan Fund Investor Class HJPNX

This semi-annual shareholder report contains important information about the Hennessy Japan Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$70	1.40%

*	Annualized.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$411.5M
Number of Portfolio Holdings	28
Portfolio Turnover*	10%

*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Japan Fund Institutional Class HJPIX

This semi-annual shareholder report contains important information about the Hennessy Japan Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$52	1.03%

*	Annualized.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$411.5M
Number of Portfolio Holdings	28
Portfolio Turnover*	10%

*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Japan Small Cap Fund Investor Class HJPSX

This semi-annual shareholder report contains important information about the Hennessy Japan Small Cap Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$81	1.51%

*	Annualized.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$118.3M
Number of Portfolio Holdings	68
Portfolio Turnover*	20%

*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Japan Small Cap Fund Institutional Class HJSIX

This semi-annual shareholder report contains important information about the Hennessy Japan Small Cap Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$59	1.11%

*	Annualized.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$118.3M
Number of Portfolio Holdings	68
Portfolio Turnover*	20%

*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Large Cap Financial Fund Investor Class HLFNX

This semi-annual shareholder report contains important information about the Hennessy Large Cap Financial Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$94	1.86%

*	Annualized.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$27.6M
Number of Portfolio Holdings	23
Portfolio Turnover*	31%

*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Large Cap Financial Fund Institutional Class HILFX

This semi-annual shareholder report contains important information about the Hennessy Large Cap Financial Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$79	1.55%

*	Annualized.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$27.6M
Number of Portfolio Holdings	23
Portfolio Turnover*	31%

*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Small Cap Financial Fund Investor Class HSFNX

This semi-annual shareholder report contains important information about the Hennessy Small Cap Financial Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$77	1.62%

*	Annualized.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$63.8M
Number of Portfolio Holdings	33
Portfolio Turnover*	22%

*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Small Cap Financial Fund Institutional Class HISFX

This semi-annual shareholder report contains important information about the Hennessy Small Cap Financial Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$63	1.32%

*	Annualized.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$63.8M
Number of Portfolio Holdings	33
Portfolio Turnover*	22%

*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Technology Fund Investor Class HTECX

This semi-annual shareholder report contains important information about the Hennessy Technology Fund – Investor Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$61	1.24%

*	Annualized.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$6.5M
Number of Portfolio Holdings	60
Portfolio Turnover*	35%

*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Technology Fund Institutional Class HTCIX

This semi-annual shareholder report contains important information about the Hennessy Technology Fund – Institutional Class (the “Fund”) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$48	0.99%

*	Annualized.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$6.5M
Number of Portfolio Holdings	60
Portfolio Turnover*	35%

*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Sustainable ETF STNC (Listed on The Nasdaq Stock Market LLC)

This semi-annual shareholder report contains important information about the Hennessy Sustainable ETF (the “Fund”) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.hennessyetfs.com/etfs/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hennessy Sustainable ETF	$41	0.85%

*	Annualized.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$87.5M
Number of Portfolio Holdings	52
Portfolio Turnover*	153%

*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.hennessyetfs.com/etfs/regulatory-documents.

Householding

Householding is a method of delivery, based on the preference of the individual beneficial owner, in which a single copy of certain shareholder documents can be delivered to beneficial owners who share the same address, even if their accounts are registered under different names. Householding for the Fund may be available through the banks, broker-dealers and other financial intermediaries acting as authorized participants of the Fund. If you are interested in enrolling in householding and receiving a single copy of the prospectus and other shareholder documents, please contact your financial intermediary. If you currently are enrolled in householding and wish to change your householding status, please contact your financial intermediary.

(b)	Not applicable.
Item 2.	Code of Ethics.
Not applicable for semi‑annual reports.

Item 3.	Audit Committee Financial Expert.
Not applicable for semi‑annual reports.

Item 4.	Principal Accountant Fees and Services.
Not applicable for semi‑annual reports.

Item 5.	Audit Committee of Listed Registrants.
Not applicable for semi‑annual reports.

Item 6.	Investments.
(a)	The Schedules of Investments are included within the financial statements filed under Item 7(a) of this Form.
(b)	Not applicable.

Financial Statements and Other Information
Name of registrant: Hennessy Funds Trust
Date of fiscal year end: October 31, 2025
Date of reporting period: November 1, 2024 – April 30, 2025

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.
(a)
SEMI-ANNUAL FINANCIAL STATEMENTS
AND OTHER INFORMATION

APRIL 30, 2025

DOMESTIC EQUITY	Investor	Institutional
Hennessy Cornerstone Growth Fund	HFCGX	HICGX
Hennessy Focus Fund	HFCSX	HFCIX
Hennessy Cornerstone Mid Cap 30 Fund	HFMDX	HIMDX
Hennessy Cornerstone Large Growth Fund	HFLGX	HILGX
Hennessy Cornerstone Value Fund	HFCVX	HICVX

MULTI-ASSET
Hennessy Total Return Fund	HDOGX	—
Hennessy Equity and Income Fund	HEIFX	HEIIX
Hennessy Balanced Fund	HBFBX	—

SECTOR & SPECIALTY
Hennessy Energy Transition Fund	HNRGX	HNRIX
Hennessy Midstream Fund	HMSFX	HMSIX
Hennessy Gas Utility Fund	GASFX	HGASX
Hennessy Japan Fund	HJPNX	HJPIX
Hennessy Japan Small Cap Fund	HJPSX	HJSIX
Hennessy Large Cap Financial Fund	HLFNX	HILFX
Hennessy Small Cap Financial Fund	HSFNX	HISFX
Hennessy Technology Fund	HTECX	HTCIX

www.hennessyfunds.com  |  1-800-966-4354

(This Page Intentionally Left Blank.)

Contents

Financial Statements
Schedules of Investments
Hennessy Cornerstone Growth Fund	2
Hennessy Focus Fund	4
Hennessy Cornerstone Mid Cap 30 Fund	6
Hennessy Cornerstone Large Growth Fund	8
Hennessy Cornerstone Value Fund	10
Hennessy Total Return Fund	12
Hennessy Equity and Income Fund	14
Hennessy Balanced Fund	17
Hennessy Energy Transition Fund	18
Hennessy Midstream Fund	20
Hennessy Gas Utility Fund	21
Hennessy Japan Fund	23
Hennessy Japan Small Cap Fund	24
Hennessy Large Cap Financial Fund	26
Hennessy Small Cap Financial Fund	27
Hennessy Technology Fund	28
Statements of Assets and Liabilities	30
Statements of Operations	34
Statements of Changes in Net Assets	38
Statement of Cash Flows – Hennessy Total Return Fund	46
Financial Highlights
Hennessy Cornerstone Growth Fund	48
Hennessy Focus Fund	50
Hennessy Cornerstone Mid Cap 30 Fund	52
Hennessy Cornerstone Large Growth Fund	54
Hennessy Cornerstone Value Fund	56
Hennessy Total Return Fund	58
Hennessy Equity and Income Fund	60
Hennessy Balanced Fund	62
Hennessy Energy Transition Fund	64
Hennessy Midstream Fund	66
Hennessy Gas Utility Fund	68
Hennessy Japan Fund	70
Hennessy Japan Small Cap Fund	72
Hennessy Large Cap Financial Fund	74
Hennessy Small Cap Financial Fund	76
Hennessy Technology Fund	78
Notes to the Financial Statements	80
Additional Information	90
Federal Tax Distribution Information	93

HENNESSY FUNDS	1-800-966-4354

Financial Statements — Schedule of Investments as of April 30, 2025 (Unaudited)
Hennessy Cornerstone Growth Fund

COMMON STOCKS – 95.36%	Number of		% of
	Shares	Value	Net Assets
Communication Services – 13.82%
Charter Communications, Inc., Class A (a)	26,300	$10,305,918	2.07%
EverQuote, Inc., Class A (a)	355,000	8,427,700	1.69%
Fox Corp., Class A	199,100	9,913,189	1.99%
Live Nation Entertainment, Inc. (a)	75,195	9,959,578	2.00%
Millicom International Cellular SA	299,900	10,358,546	2.08%
Telephone and Data Systems, Inc.	253,100	9,488,719	1.91%
Verizon Communications, Inc.	234,485	10,331,409	2.08%
		68,785,059	13.82%

Consumer Discretionary – 8.33%
ADT, Inc.	1,251,700	10,038,634	2.02%
Brinker International, Inc. (a)	69,800	9,374,140	1.88%
Dream Finders Homes, Inc., Class A (a)	25,800	584,628	0.12%
Graham Holdings Co., Class B	10,487	9,648,565	1.94%
Groupon, Inc. (a)	494,000	8,995,740	1.81%
Universal Technical Institute, Inc. (a)	101,034	2,835,014	0.56%
		41,476,721	8.33%

Consumer Staples – 21.19%
BJ’s Wholesale Club Holdings, Inc. (a)	87,700	10,310,012	2.07%
Casey’s General Stores, Inc.	22,000	10,176,980	2.04%
Fresh Del Monte Produce, Inc.	282,245	9,599,152	1.93%
Nomad Foods Ltd.	421,300	8,421,787	1.69%
Pilgrim’s Pride Corp.	183,500	10,015,430	2.01%
Post Holdings, Inc. (a)	87,100	9,857,107	1.98%
PriceSmart, Inc.	90,000	9,134,100	1.84%
The Chefs’ Warehouse, Inc. (a)	162,098	9,234,723	1.86%
The Kroger Co.	140,362	10,135,540	2.04%
Walmart, Inc.	103,300	10,045,925	2.02%
Weis Markets, Inc.	99,079	8,519,803	1.71%
		105,450,559	21.19%

Financials – 28.92%
Axis Capital Holdings Ltd.	103,600	9,978,752	2.01%
Brighthouse Health Services, Inc. (a)	173,447	10,098,084	2.03%
CNO Financial Group, Inc.	198,700	7,538,678	1.51%
EZCORP, Inc., Class A, (a)	511,800	8,378,166	1.68%
Fidelity National Financial, Inc.	133,300	8,537,865	1.72%
Hanover Insurance Group, Inc.	51,700	8,587,370	1.73%
Horace Mann Educators Corp.	200,500	8,328,770	1.67%
LendingTree, Inc. (a)	32,300	1,666,357	0.34%
Loews Corp.	98,000	8,509,340	1.71%
Markel Group, Inc. (a)	4,600	8,365,560	1.68%
Mercury General Corp.	26,400	1,463,088	0.29%
Old Republic International Corp.	223,998	8,422,325	1.69%
Root, Inc. (a)	56,002	7,821,799	1.57%
SiriusPoint Ltd. (a)	114,305	1,920,324	0.39%
StoneX Group, Inc. (a)	106,600	9,441,029	1.90%
The Allstate Corp.	43,712	8,672,024	1.74%
The Travelers Companies, Inc.	32,200	8,504,986	1.71%
Unum Group	106,400	8,263,024	1.66%
Virtu Financial, Inc., Class A	240,800	9,427,320	1.89%
		143,924,861	28.92%

Health Care – 8.06%
Alignment Healthcare, Inc. (a)	560,900	9,939,148	2.00%
Amneal Pharmaceuticals, Inc. (a)	240,600	1,842,996	0.37%
BrightSpring Health Services, Inc. (a)	489,800	8,586,194	1.72%
Brookdale Senior Living, Inc. (a)	182,838	1,199,417	0.24%
Cardinal Health, Inc.	71,400	10,088,106	2.03%
Fresenius Medical Care AG ADR	333,400	8,461,692	1.70%
		40,117,553	8.06%

Industrials – 8.92%
American Woodmark Corp. (a)	11,700	690,300	0.14%
Astronics Corp. (a)	375,100	8,511,019	1.71%
Blue Bird Corp. (a)	31,800	1,108,866	0.22%
Cimpress PLC (a)	11,800	495,836	0.10%
CSG Systems International, Inc.	163,667	9,841,297	1.98%
Driven Brands Holdings, Inc. (a)	501,800	8,289,736	1.66%
IES Holdings, Inc. (a)	9,805	1,928,448	0.39%
Masterbrand, Inc. (a)	58,600	711,990	0.14%
Pitney Bowes, Inc.	982,300	8,526,364	1.71%
Quanex Building Products Corp.	38,818	638,168	0.13%
REV Group, Inc.	65,487	2,141,425	0.43%
Tutor Perini Corp. (a)	71,294	1,529,969	0.31%
		44,413,418	8.92%

Information Technology – 1.92%
Porch Group, Inc. (a)	1,481,200	8,590,960	1.73%
Turtle Beach Corp. (a)	83,800	967,890	0.19%
		9,558,850	1.92%

Materials – 0.13%
Koppers Holdings, Inc.	25,700	644,042	0.13%

Real Estate – 2.09%
Compass, Inc., Class A (a)	1,257,000	9,704,040	1.95%
Forestar Group, Inc. (a)	34,800	670,248	0.14%
		10,374,288	2.09%

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments as of April 30, 2025 (Unaudited)
Hennessy Cornerstone Growth Fund

	Number of		% of
	Shares	Value	Net Assets
Utilities – 1.98%
UGI Corp.	301,100	$9,873,069	1.98%

Total Common Stocks
(Cost $457,941,572)		474,618,420	95.36%

PARTNERSHIPS & TRUSTS – 1.64%
Energy – 1.64%
Sunoco LP	140,100	8,146,815	1.64%

Total Partnerships & Trusts
(Cost $8,148,335)		8,146,815	1.64%

SHORT-TERM INVESTMENTS – 5.19%
Money Market Funds – 5.19%
First American Government
Obligations Fund – Class X, 4.254% (b)	24,825,736	24,825,736	4.99%
First American Treasury
Obligations Fund – Class X, 4.245% (b)	982,203	982,203	0.20%

Total Short-Term Investments
(Cost $25,807,939)		25,807,939	5.19%

Total Investments
(Cost $491,897,846) — 102.19%		508,573,174	102.19%
Liabilities in Excess of
Other Assets – (2.19)%		(10,887,038)	(2.19)%

TOTAL NET ASSETS – 100.00%		$497,686,136	100.00%

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt
PLC – Public Limited Company
(a)	Non-income producing security.
(b)	The rate listed is the fund’s seven-day yield as of April 30, 2025.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s Financial Services LLC. It has been licensed for use by the Hennessy Funds.

Summary of Fair Value Exposure as of April 30, 2025

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2025 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$68,785,059	$—	$—	$68,785,059
Consumer Discretionary	41,476,721	—	—	41,476,721
Consumer Staples	105,450,559	—	—	105,450,559
Financials	143,924,861	—	—	143,924,861
Health Care	40,117,553	—	—	40,117,553
Industrials	44,413,418	—	—	44,413,418
Information Technology	9,558,850	—	—	9,558,850
Materials	644,042	—	—	644,042
Real Estate	10,374,288	—	—	10,374,288
Utilities	9,873,069	—	—	9,873,069
Total Common Stocks	$474,618,420	$—	$—	$474,618,420
Partnerships & Trusts
Energy	$8,146,815	$—	$—	$8,146,815
Total Partnerships & Trusts	$8,146,815	$—	$—	$8,146,815
Short-Term Investments
Money Market Funds	$25,807,939	$—	$—	$25,807,939
Total Short-Term Investments	$25,807,939	$—	$—	$25,807,939
Total Investments	$508,573,174	$—	$—	$508,573,174

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements — Schedule of Investments as of April 30, 2025 (Unaudited)
Hennessy Focus Fund

COMMON STOCKS – 95.37%	Number of		% of
	Shares	Value	Net Assets
Communication Services – 22.56%
AST SpaceMobile, Inc. (a)	2,982,567	$69,225,380	14.89%
Cogent Communications Holdings, Inc.	492,488	26,766,723	5.76%
Shenandoah Telecommunications Co.	796,737	8,875,650	1.91%
		104,867,753	22.56%

Consumer Discretionary – 19.38%
CarMax, Inc. (a)	219,238	14,178,122	3.05%
Floor & Decor Holdings, Inc., Class A (a)	62,000	4,429,280	0.95%
Hilton Worldwide Holdings, Inc.	68,541	15,454,625	3.33%
NVR, Inc. (a)	2,297	16,367,848	3.52%
O’Reilly Automotive, Inc. (a)	21,107	29,870,626	6.43%
Restoration Hardware Holdings, Inc. (a)	53,141	9,779,538	2.10%
		90,080,039	19.38%

Financials – 28.78%
Aon PLC, Class A	76,238	27,048,480	5.82%
Brookfield Asset Management Ltd.	377,377	20,125,515	4.33%
Brookfield Corp.	702,468	37,701,458	8.11%
Brookfield Wealth Solutions Ltd.	15,721	843,589	0.18%
Encore Capital Group, Inc. (a)	541,966	18,643,630	4.01%
Markel Group, Inc. (a)	16,176	29,417,674	6.33%
		133,780,346	28.78%

Health Care – 3.04%
Danaher Corp.	70,807	14,113,959	3.04%

Industrials – 10.78%
Ashtead Group PLC	580,644	30,875,441	6.64%
RELX PLC ADR	47,000	2,567,610	0.55%
TransDigm Group, Inc.	11,801	16,675,639	3.59%
		50,118,690	10.78%

Information Technology – 8.83%
Applied Materials, Inc.	138,912	20,935,427	4.50%
CDW Corp.	125,355	20,126,999	4.33%
		41,062,426	8.83%

Real Estate – 2.00%
Altus Group Ltd.	249,295	9,283,915	2.00%

Total Common Stocks
(Cost $219,057,142)		443,307,128	95.37%

REITS – 3.71%
Real Estate – 3.71%
American Tower Corp., Class A,,	76,623	17,271,590	3.71%

Total REITS
(Cost $59,000)		17,271,590	3.71%

SHORT-TERM INVESTMENTS – 1.07%
Money Market Funds – 1.07%
First American Government
Obligations Fund – Class X, 4.254% (b)	4,956,400	4,956,400	1.07%

Total Short-Term Investments
(Cost $4,956,400)		4,956,400	1.07%

Total Investments
(Cost $224,072,542) – 100.15%		465,535,118	100.15%
Liabilities in Excess of
Other Assets - (0.15)%		(708,237)	(0.15)%

TOTAL NET ASSETS – 100.00%		$464,826,881	100.00%

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate listed is the fund’s seven-day yield as of April 30, 2025.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s Financial Services LLC. It has been licensed for use by the Hennessy Funds.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments as of April 30, 2025 (Unaudited)
Hennessy Focus Fund

Summary of Fair Value Exposure as of April 30, 2025

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2025 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$104,867,753	$—	$—	$104,867,753
Consumer Discretionary	90,080,039	—	—	90,080,039
Financials	133,780,346	—	—	133,780,346
Health Care	14,113,959	—	—	14,113,959
Industrials	50,118,690	—	—	50,118,690
Information Technology	41,062,426	—	—	41,062,426
Real Estate	9,283,915	—	—	9,283,915
Total Common Stocks	$443,307,128	$—	$—	$443,307,128
REITS
Real Estate	$17,271,590	$—	$—	$17,271,590
Total REITS	$17,271,590	$—	$—	$17,271,590
Short-Term Investments
Money Market Funds	$4,956,400	$—	$—	$4,956,400
Total Short-Term Investments	$4,956,400	$—	$—	$4,956,400
Total Investments	$465,535,118	$—	$—	$465,535,118

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements — Schedule of Investments as of April 30, 2025 (Unaudited)
Hennessy Cornerstone Mid Cap 30 Fund

COMMON STOCKS – 98.65%	Number of		% of
	Shares	Value	Net Assets
Communication Services – 6.02%
Cinemark Holdings, Inc.	1,649,400	$49,333,554	4.00%
Lumen Technologies, Inc. (a)	7,040,300	24,922,662	2.02%
		74,256,216	6.02%

Consumer Discretionary – 33.62%
Brinker International, Inc. (a)	513,200	68,922,760	5.58%
Cheesecake Factory, Inc.	1,103,000	55,558,110	4.50%
Hanesbrands, Inc. (a)	6,335,400	29,079,486	2.36%
KB Home	556,600	30,073,098	2.44%
M/I Homes, Inc. (a)	272,300	29,048,964	2.35%
Mattel, Inc. (a)	2,489,600	39,559,744	3.20%
Meritage Homes Corp.	465,200	31,698,728	2.57%
Newell Rubbermaid, Inc.	6,029,500	28,821,010	2.33%
Nordstrom, Inc.	1,923,500	46,433,290	3.76%
Peloton Interactive, Inc., Class A (a)	8,125,300	55,983,317	4.53%
		415,178,507	33.62%

Consumer Staples – 7.58%
Ingredion, Inc.	353,400	46,938,588	3.80%
Post Holdings, Inc. (a)	411,900	46,614,723	3.78%
		93,553,311	7.58%

Energy – 3.11%
World Kinect Corp.	1,528,234	38,343,391	3.11%

Financials – 9.44%
Lincoln National Corp.	1,416,900	45,156,603	3.66%
Oscar Health, Inc., Class A (a)	2,902,300	37,758,923	3.06%
Voya Financial, Inc.	568,000	33,625,600	2.72%
		116,541,126	9.44%

Industrials – 19.90%
Alaska Air Group, Inc. (a)	1,055,900	46,744,693	3.79%
Dycom Industries, Inc. (a)	239,300	40,094,715	3.25%
Everus Construction Group, Inc. (a)	398,575	16,038,658	1.30%
Fluor Corp. (a)	862,800	30,103,092	2.44%
Granite Construction, Inc.	577,100	46,912,459	3.80%
Herc Holdings, Inc.	275,859	30,190,009	2.44%
KBR, Inc.	673,000	35,541,130	2.88%
		245,624,756	19.90%

Information Technology – 5.29%
Insight Enterprises, Inc. (a)	213,900	29,578,092	2.40%
RingCentral, Inc., Class A (a)	1,398,500	35,661,750	2.89%
		65,239,842	5.29%

Materials – 3.23%
Graphic Packaging Holding Co.	1,576,500	39,901,215	3.23%

Real Estate – 3.25%
Redfin Corp. (a)	4,225,500	40,184,505	3.25%

Utilities – 7.21%
MDU Resources Group, Inc.	1,608,600	27,571,404	2.23%
UGI Corp.	1,875,600	61,500,924	4.98%
		89,072,328	7.21%

Total Common Stocks
(Cost $1,365,777,730)		1,217,895,197	98.65%

SHORT-TERM INVESTMENTS – 1.56%
Money Market Funds – 1.56%
First American Government
Obligations Fund – Class X, 4.254% (b)	19,282,813	19,282,813	1.56%

Total Short-Term Investments
(Cost $19,282,813)		19,282,813	1.56%

Total Investments
(Cost $1,385,060,543) – 100.21%		1,237,178,010	100.21%
Liabilities in Excess of
Other Assets – (0.21)%		(2,578,193)	(0.21)%

TOTAL NET ASSETS – 100.00%		$1,234,599,817	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund’s seven-day yield as of April 30, 2025.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s Financial Services LLC. It has been licensed for use by the Hennessy Funds.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments as of April 30, 2025 (Unaudited)
Hennessy Cornerstone Mid Cap 30 Fund

Summary of Fair Value Exposure as of April 30, 2025

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2025 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$74,256,216	$—	$—	$74,256,216
Consumer Discretionary	415,178,507	—	—	415,178,507
Consumer Staples	93,553,311	—	—	93,553,311
Energy	38,343,391	—	—	38,343,391
Financials	116,541,126	—	—	116,541,126
Industrials	245,624,756	—	—	245,624,756
Information Technology	65,239,842	—	—	65,239,842
Materials	39,901,215	—	—	39,901,215
Real Estate	40,184,505	—	—	40,184,505
Utilities	89,072,328	—	—	89,072,328
Total Common Stocks	$1,217,895,197	$—	$—	$1,217,895,197
Short-Term Investments
Money Market Funds	$19,282,813	$—	$—	$19,282,813
Total Short-Term Investments	$19,282,813	$—	$—	$19,282,813
Total Investments	$1,237,178,010	$—	$—	$1,237,178,010

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements — Schedule of Investments as of April 30, 2025 (Unaudited)
Hennessy Cornerstone Large Growth Fund

COMMON STOCKS – 99.26%	Number of		% of
	Shares	Value	Net Assets
Consumer Discretionary – 15.94%
AutoZone, Inc. (a)	800	$3,010,080	2.40%
Best Buy Co., Inc.	33,200	2,214,108	1.76%
Darden Restaurants, Inc.	14,900	2,989,536	2.38%
DR Horton, Inc.	18,400	2,324,656	1.85%
Lowe’s Companies, Inc.	10,400	2,325,024	1.85%
NVR, Inc. (a)	300	2,137,725	1.70%
PulteGroup, Inc.	23,100	2,369,598	1.89%
Ulta Beauty, Inc. (a)	6,700	2,650,788	2.11%
		20,021,515	15.94%

Consumer Staples – 15.73%
Altria Group, Inc.	52,400	3,099,460	2.47%
Kimberly-Clark Corp.	21,200	2,793,736	2.22%
PepsiCo, Inc.	18,300	2,481,114	1.98%
Philip Morris International, Inc.	22,300	3,821,328	3.04%
Sysco Corp.	36,800	2,627,520	2.09%
Target Corp.	20,600	1,992,020	1.59%
The Hershey Co.	17,600	2,942,544	2.34%
		19,757,722	15.73%

Energy – 10.50%
Cheniere Energy, Inc.	10,600	2,449,766	1.95%
ConocoPhillips	25,700	2,290,384	1.82%
Devon Energy Corp.	71,500	2,174,315	1.73%
EOG Resources, Inc.	19,800	2,184,534	1.74%
Halliburton Co.	89,900	1,781,818	1.42%
Hess Corp.	17,900	2,309,995	1.84%
		13,190,812	10.50%

Financials – 4.48%
LPL Financial Holdings, Inc.	7,800	2,494,362	1.99%
The Progressive Corp.	11,100	3,127,314	2.49%
		5,621,676	4.48%

Health Care – 11.55%
Cardinal Health, Inc.	21,400	3,023,606	2.40%
Cencora, Inc.	11,200	3,277,904	2.61%
HCA Healthcare, Inc.	8,700	3,002,196	2.39%
Johnson & Johnson	18,400	2,876,104	2.29%
Merck & Co., Inc.	27,400	2,334,480	1.86%
		14,514,290	11.55%

Industrials – 26.31%
3M Co.	19,200	2,667,072	2.12%
Booz Allen Hamilton
Holding Corp., Class A	19,700	2,364,394	1.88%
Builders FirstSource, Inc. (a)	16,400	1,961,932	1.56%
Carlisle Companies., Inc.	6,700	2,542,516	2.02%
Caterpillar, Inc.	7,000	2,164,890	1.72%
Deere & Co.	6,000	2,781,360	2.22%
Delta Air Lines, Inc.	40,800	1,698,504	1.35%
Ferguson Enterprises, Inc.	15,100	2,561,866	2.04%
Leidos Holdings, Inc.	17,400	2,560,932	2.04%
Lockheed Martin Corp.	5,500	2,627,625	2.09%
PACCAR, Inc.	24,500	2,210,145	1.76%
Snap-on, Inc.	7,800	2,447,718	1.95%
Union Pacific Corp.	11,500	2,480,090	1.98%
United Parcel Service, Inc., Class B	20,800	1,982,240	1.58%
		33,051,284	26.31%

Information Technology – 12.83%
CDW Corp.	14,400	2,312,064	1.84%
Dell Technologies, Inc., Class C	24,600	2,257,296	1.80%
GoDaddy, Inc., Class A (a)	13,500	2,542,455	2.02%
HP, Inc.	83,100	2,124,867	1.69%
Jabil, Inc.	16,600	2,432,896	1.94%
NetApp, Inc.	22,200	1,992,450	1.59%
QUALCOMM, Inc.	16,500	2,449,590	1.95%
		16,111,618	12.83%

Materials – 1.92%
Freeport-McMoRan, Inc.	66,800	2,406,804	1.92%

Total Common Stocks
(Cost $119,012,735)		124,675,721	99.26%

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments as of April 30, 2025 (Unaudited)
Hennessy Cornerstone Large Growth Fund

SHORT-TERM INVESTMENTS – 0.77%	Number of		% of
	Shares	Value	Net Assets
Money Market Funds – 0.77%
First American Government
Obligations Fund - Class X, 4.254% (b)	969,469	$969,469	0.77%

Total Short-Term Investments
(Cost $969,469)		969,469	0.77%

Total Investments
(Cost $119,982,204) – 100.03%		125,645,190	100.03%
Liabilities in Excess of
Other Assets - (0.03)%		(42,239)	(0.03)%

TOTAL NET ASSETS – 100.00%		$125,602,951	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund’s seven-day yield as of April 30, 2025.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s Financial Services LLC. It has been licensed for use by the Hennessy Funds.

Summary of Fair Value Exposure as of April 30, 2025

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2025 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$20,021,515	$—	$—	$20,021,515
Consumer Staples	19,757,722	—	—	19,757,722
Energy	13,190,812	—	—	13,190,812
Financials	5,621,676	—	—	5,621,676
Health Care	14,514,290	—	—	14,514,290
Industrials	33,051,284	—	—	33,051,284
Information Technology	16,111,618	—	—	16,111,618
Materials	2,406,804	—	—	2,406,804
Total Common Stocks	$124,675,721	$—	$—	$124,675,721
Short-Term Investments
Money Market Funds	$969,469	$—	$—	$969,469
Total Short-Term Investments	$969,469	$—	$—	$969,469
Total Investments	$125,645,190	$—	$—	$125,645,190

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements — Schedule of Investments as of April 30, 2025 (Unaudited)
Hennessy Cornerstone Value Fund

COMMON STOCKS – 97.41%	Number of		% of
	Shares	Value	Net Assets
Communication Services – 6.45%
AT&T, Inc.	245,560	$6,802,012	2.42%
Comcast Corp., Class A	149,600	5,116,320	1.82%
Verizon Communications, Inc.	141,100	6,216,866	2.21%
		18,135,198	6.45%

Consumer Discretionary – 9.04%
Ford Motor Co.	537,600	5,381,376	1.91%
McDonald’s Corp.	19,500	6,233,175	2.22%
NIKE, Inc., Class B	77,300	4,359,720	1.55%
Starbucks Corp.	57,500	4,602,875	1.64%
The Home Depot, Inc.	13,400	4,830,566	1.72%
		25,407,712	9.04%

Consumer Staples – 21.86%
Altria Group, Inc.	105,500	6,240,325	2.22%
Colgate-Palmolive Co.	61,700	5,688,123	2.03%
Mondelez International, Inc., Class A	94,600	6,445,098	2.29%
PepsiCo, Inc.	36,900	5,002,902	1.78%
Philip Morris International, Inc.	45,000	7,711,200	2.75%
The Coca-Cola Co.	87,300	6,333,615	2.25%
The Kraft Heinz Co.	187,000	5,441,700	1.94%
The Kroger Co.	93,800	6,773,298	2.41%
The Procter & Gamble Co.	34,000	5,527,380	1.97%
Unilever PLC ADR	98,300	6,246,965	2.22%
		61,410,606	21.86%

Energy – 18.93%
BP PLC ADR	172,700	4,742,342	1.69%
Canadian Natural Resources Ltd.	175,900	5,046,571	1.80%
Chevron Corp.	33,875	4,609,033	1.64%
ConocoPhillips	51,700	4,607,504	1.64%
Equinor ASA ADR	219,600	4,894,884	1.74%
Exxon Mobil Corp.	48,710	5,145,237	1.83%
Petroleo Brasileiro SA ADR	398,900	4,503,581	1.60%
Schlumberger NV	125,600	4,176,200	1.49%
Shell PLC ADR	82,000	5,287,360	1.88%
Suncor Energy, Inc.	140,200	4,947,658	1.76%
TotalEnergies SE ADR	92,000	5,230,200	1.86%
		53,190,570	18.93%

Financials – 13.02%
Bank of America Corp.	117,600	4,689,888	1.67%
Citigroup, Inc.	68,400	4,677,192	1.67%
HSBC Holdings PLC ADR	108,100	6,062,248	2.16%
Morgan Stanley	39,700	4,582,174	1.63%
Royal Bank of Canada	45,400	5,442,552	1.94%
The Toronto-Dominion Bank	95,200	6,071,856	2.16%
Wells Fargo & Co.	71,000	5,041,710	1.79%
		36,567,620	13.02%

Health Care – 20.69%
Abbott Laboratories	48,200	6,302,150	2.24%
AbbVie, Inc.	31,900	6,223,690	2.21%
Bristol-Myers Squibb Co.	97,200	4,879,440	1.74%
CVS Health Corp.	104,000	6,937,840	2.47%
Gilead Sciences, Inc.	59,600	6,349,784	2.26%
GSK PLC ADR	163,660	6,521,851	2.32%
Johnson & Johnson	37,200	5,814,732	2.07%
Medtronic PLC	62,100	5,263,596	1.87%
Merck & Co., Inc.	55,900	4,762,680	1.70%
Pfizer, Inc.	208,100	5,079,721	1.81%
		58,135,484	20.69%

Industrials – 3.46%
RTX Corp.	45,200	5,701,076	2.03%
United Parcel Service, Inc., Class B	42,200	4,021,660	1.43%
		9,722,736	3.46%

Information Technology – 3.96%
Cisco Systems, Inc.	90,900	5,247,657	1.87%
International Business Machines Corp.	24,300	5,876,226	2.09%
		11,123,883	3.96%

Total Common Stocks
(Cost $231,216,412)		273,693,809	97.41%
The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments as of April 30, 2025 (Unaudited)
Hennessy Cornerstone Value Fund

SHORT-TERM INVESTMENTS – 2.45%	Number of		% of
	Shares	Value	Net Assets
Money Market Funds – 2.45%
First American Government
Obligations Fund – Class X, 4.254% (a)	6,892,614	$6,892,614	2.45%

Total Short-Term Investments
(Cost $6,892,614)		6,892,614	2.45%

Total Investments
(Cost $238,109,026) – 99.86%		280,586,423	99.86%
Other Assets in Excess of
Liabilities – 0.14%		379,841	0.14%

TOTAL NET ASSETS – 100.00%		$280,966,264	100.00%

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt
PLC – Public Limited Company
(a)	The rate listed is the fund’s seven-day yield as of April 30, 2025.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s Financial Services LLC. It has been licensed for use by the Hennessy Funds.

Summary of Fair Value Exposure as of April 30, 2025

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2025 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$18,135,198	$—	$—	$18,135,198
Consumer Discretionary	25,407,712	—	—	25,407,712
Consumer Staples	61,410,606	—	—	61,410,606
Energy	53,190,570	—	—	53,190,570
Financials	36,567,620	—	—	36,567,620
Health Care	58,135,484	—	—	58,135,484
Industrials	9,722,736	—	—	9,722,736
Information Technology	11,123,883	—	—	11,123,883
Total Common Stocks	$273,693,809	$—	$—	$273,693,809
Short-Term Investments
Money Market Funds	$6,892,614	$—	$—	$6,892,614
Total Short-Term Investments	$6,892,614	$—	$—	$6,892,614
Total Investments	$280,586,423	$—	$—	$280,586,423

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements — Schedule of Investments as of April 30, 2025 (Unaudited)
Hennessy Total Return Fund

COMMON STOCKS – 68.95%	Number		% of
	of Shares	Value	Net Assets
Communication Services – 7.37%
Verizon Communications, Inc.	80,900	$3,564,454	7.37%

Consumer Discretionary – 7.01%
McDonald’s Corp.	10,600	3,388,290	7.01%

Consumer Staples – 14.12%
The Coca-Cola Co.	52,400	3,801,620	7.86%
The Procter & Gamble Co.	18,600	3,023,802	6.26%
		6,825,422	14.12%

Energy – 6.11%
Chevron Corp.	21,700	2,952,502	6.11%

Financials – 0.45%
The Goldman Sachs Group, Inc.	400	219,020	0.45%

Health Care – 20.19%
Amgen, Inc.	11,600	3,374,672	6.98%
Johnson & Johnson	22,100	3,454,451	7.15%
Merck & Co., Inc.	34,400	2,930,880	6.06%
		9,760,003	20.19%

Information Technology – 13.43%
Cisco Systems, Inc.	52,100	3,007,733	6.22%
International Business Machines Corp.	14,400	3,482,208	7.21%
		6,489,941	13.43%

Materials – 0.27%
Dow, Inc.	4,200	128,478	0.27%

Total Common Stocks
(Cost $27,869,695)		33,328,110	68.95%

SHORT-TERM	Number of Shares/		% of
INVESTMENTS – 74.05%	Par Amount	Value	Net Assets
U.S. Treasury Bills – 71.02%
4.230%, 05/08/2025 (a)(b)	$10,500,000	10,491,415	21.71%
4.230%, 06/12/2025 (a)(b)	9,000,000	8,956,005	18.53%
4.175%, 07/10/2025 (a)(b)	15,000,000	14,878,083	30.78%
		34,325,503	71.02%

Money Market Funds – 3.03%
First American Government
Obligations Fund – Class X, 4.254% (c)	1,465,669	1,465,669	3.03%

Total Short-Term Investments
(Cost $35,790,881)		35,791,172	74.05%

Total Investments
(Cost $63,660,576) – 143.00%		69,119,282	143.00%
Liabilities in Excess of
Other Assets – (43.00)%		(20,785,354)	(43.00)%

TOTAL NET ASSETS – 100.00%		$48,333,928	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the discount rate at issue.
(b)	All or a portion of this security is pledged as collateral for securities sold subject to repurchase. The aggregate fair value of the collateral is $22,883,666.
(c)	The rate listed is the fund’s seven-day yield as of April 30, 2025.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s Financial Services LLC. It has been licensed for use by the Hennessy Funds.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments as of April 30, 2025 (Unaudited)
Hennessy Total Return Fund

Summary of Fair Value Exposure as of April 30, 2025

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2025 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$3,564,454	$—	$—	$3,564,454
Consumer Discretionary	3,388,290	—	—	3,388,290
Consumer Staples	6,825,422	—	—	6,825,422
Energy	2,952,502	—	—	2,952,502
Financials	219,020	—	—	219,020
Health Care	9,760,003	—	—	9,760,003
Information Technology	6,489,941	—	—	6,489,941
Materials	128,478	—	—	128,478
Total Common Stocks	$33,328,110	$—	$—	$33,328,110
Short-Term Investments
Money Market Funds	$1,465,669	$—	$—	$1,465,669
U.S. Treasury Bills	—	34,325,503	—	34,325,503
Total Short-Term Investments	$1,465,669	$34,325,503	$—	$35,791,172
Total Investments	$34,793,779	$34,325,503	$—	$69,119,282

Schedule of Reverse Repurchase Agreements

Face Value	Counterparty	Rate	Principal Trade Date	Maturity Date	Maturity Amount
$6,296,500	Jefferies LLC	4.55%	2/6/2025	5/8/2025	$6,368,123
5,397,000	Jefferies LLC	4.50%	3/13/2025	6/12/2025	5,457,716
8,995,000	Jefferies LLC	4.55%	4/10/2025	7/10/2025	9,097,318
$20,688,500					$20,923,157

As of April 30, 2025, the fair value of securities held as collateral for reverse repurchase agreements was $22,883,666 as noted on the Schedule of Investments.

Reverse repurchase agreements are carried at face value; hence, they are not included in the fair valuation hierarchy. The face value of the reverse repurchase agreements at April 30, 2025, was $20,688,500. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. The face value plus interest due at maturity is equal to $20,923,157.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements — Schedule of Investments as of April 30, 2025 (Unaudited)
Hennessy Equity and Income Fund

COMMON STOCKS – 67.31%	Number of		% of
	Shares	Value	Net Assets
Communication Services – 4.18%
Alphabet, Inc., Class C	13,396	$2,155,282	4.18%

Consumer Discretionary – 4.56%
Lowe’s Companies, Inc.	2,830	632,675	1.23%
O’Reilly Automotive, Inc. (a)	638	902,898	1.75%
Starbucks Corp.	10,193	815,949	1.58%
		2,351,522	4.56%

Consumer Staples – 5.61%
Altria Group, Inc.	17,364	1,027,081	1.99%
Church & Dwight Co., Inc.	9,212	915,120	1.78%
Nestlé S.A. – ADR	8,903	948,971	1.84%
		2,891,172	5.61%

Energy – 1.52%
Chevron Corp.	5,767	784,658	1.52%

Financials – 23.00%
Berkshire Hathaway, Inc., Class B (a)	5,231	2,789,431	5.41%
Blackrock, Inc.	1,466	1,340,305	2.60%
Chubb, Ltd.	3,918	1,120,861	2.18%
Fiserv, Inc. (a)	8,023	1,480,805	2.87%
The Charles Schwab Corp.	16,240	1,321,936	2.56%
The Progressive Corp.	7,501	2,113,332	4.10%
Visa, Inc., Class A	4,900	1,692,950	3.28%
		11,859,620	23.00%

Health Care – 2.68%
Bruker Corp.	16,679	668,161	1.29%
Johnson & Johnson	4,572	714,649	1.39%
		1,382,810	2.68%

Industrials – 8.91%
FedEx Corp.	3,923	825,125	1.60%
Norfolk Southern Corp.	5,968	1,337,130	2.59%
Old Dominion Freight Line, Inc.	6,359	974,708	1.89%
Republic Services, Inc.	5,818	1,458,863	2.83%
		4,595,826	8.91%

Information Technology – 9.41%
Apple, Inc.	9,794	2,081,225	4.04%
Entegris, Inc.	10,493	830,206	1.61%
TE Connectivity PLC	6,733	985,577	1.91%
Texas Instruments, Inc.	5,950	952,297	1.85%
		4,849,305	9.41%

Materials – 7.44%
Air Products and Chemicals, Inc.	5,642	1,529,490	2.97%
Martin Marietta Materials, Inc.	2,059	1,078,875	2.09%
NewMarket Corp.	1,993	1,226,293	2.38%
		3,834,658	7.44%

Total Common Stocks
(Cost $20,828,857)		34,704,853	67.31%

	Number of Shares/		% of
CORPORATE BONDS – 14.92%	Par Amount	Value	Net Assets
Communication Services – 1.82%
AT&T, Inc., 4.250%, 3/1/2027	$550,000	549,401	1.06%
Comcast Corp., 4.650%, 2/15/2033	250,000	245,391	0.48%
T-Mobile USA, Inc., 3.875%, 4/15/2030	150,000	144,519	0.28%
		939,311	1.82%

Consumer Discretionary – 0.56%
Lowe’s Companies, Inc., 2.625%, 4/1/2031	325,000	289,718	0.56%

Energy – 0.81%
The Williams Companies, Inc.,
2.600%, 3/15/2031	475,000	419,315	0.81%

Financials – 6.72%
Aflac, Inc., 3.600%, 4/1/2030 (b)	300,000	288,523	0.56%
Bank of America Corp.
2.299% to 7/21/2031 then SOFR +
1.220%, 07/21/2032 (b)	575,000	493,443	0.96%
Huntington Bancshares, Inc.,
2.550%, 2/4/2030	525,000	473,156	0.92%
JPMorgan Chase & Co.
2.069% to 6/1/2028 then SOFR +
1.015%, 06/01/2029 (b)	325,000	302,968	0.59%
Morgan Stanley,
2.239% to 7/21/2031 then SOFR +
1.178%, 07/21/2032 (b)	680,000	579,554	1.12%
Prudential Financial, Inc.,
3.878%, 3/27/2028 (b)	260,000	257,635	0.50%
Regions Financial Corp.,
1.800%, 8/12/2028	325,000	296,356	0.57%
State Street Corp.,
4.821% to 1/26/2033 then SOFR +
1.567%, 01/26/2034 (b)	175,000	172,218	0.33%
The Goldman Sachs Group, Inc.,
4.223% to 5/1/2028 then 3 mo. Term
SOFR + 1.563%, 05/01/2029 (b)	300,000	296,922	0.58%
Wells Fargo & Co.,
5.499% to 1/23/2034 then SOFR +
1.780%, 01/23/2035 (b)	300,000	301,975	0.59%
		3,462,750	6.72%

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments as of April 30, 2025 (Unaudited)
Hennessy Equity and Income Fund

	Number of Shares/		% of
	Par Amount	Value	Net Assets
Health Care – 2.05%
Edwards Lifesciences Corp.,
4.300%, 6/15/2028	$700,000	$694,433	1.35%
Regeneron Pharmaceuticals, Inc.,
1.750%, 9/15/2030	425,000	362,389	0.70%
		1,056,822	2.05%

Industrials – 0.92%
General Electric Co., 3.625%, 5/1/2030	380,000	362,496	0.70%
Timken Co., 6.875%, 5/8/2028	110,000	113,508	0.22%
		476,004	0.92%

Information Technology – 2.04%
Autodesk, Inc., 2.850%, 1/15/2030	675,000	628,603	1.22%
Broadcom, Inc., 4.110%, 9/15/2028	425,000	421,251	0.82%
		1,049,854	2.04%

Total Corporate Bonds
(Cost $8,215,929)		7,693,774	14.92%

MORTGAGE-BACKED SECURITIES – 3.37%
Federal Agency Mortgage-Backed Obligations – 3.37%
Fannie Mae Pool
3.000%, AU4405, 10/1/2043	710,927	642,472	1.25%
3.500%, AB4300, 1/1/2042	120,940	113,063	0.22%
6.000%, 928831, 10/1/2037	68,329	70,533	0.14%
Fannie Mae REMICS
Series 2013-52, 1.250%, 6/25/2043	32,094	26,903	0.05%
Series 2012-16, 2.000%, 11/25/2041	28,652	26,276	0.05%
Freddie Mac Gold Pool
5.500%, G02922, 4/1/2037	21,051	21,653	0.04%
3.000%, Q08238, 5/1/2042	372,480	339,585	0.66%
3.000%, Q11129, 9/1/2042	420,751	383,951	0.74%
Freddie Mac REMICS
Series 4146, 1.500%, 10/15/2042	3,499	3,455	0.01%
Series 4309, 2.000%, 10/15/2043	22,414	20,993	0.04%
Series 3870, 2.750%, 1/15/2041	4,586	4,510	0.01%
Series 4322, 3.000%, 5/15/2043	24,147	23,698	0.05%
Government National Mortgage
Association, Series 2013-24,
1.750%, 2/16/2043	65,405	58,749	0.11%

Total Mortgage-Backed Securities
(Cost $1,897,365)		1,735,841	3.37%

U.S. TREASURY
OBLIGATIONS – 11.89%
U.S. Treasury Notes – 11.89%
0.625%, 03/31/2027	450,000	425,197	0.82%
1.250%, 12/31/2026	625,000	600,598	1.16%
1.875%, 07/31/2026	1,000,000	976,641	1.89%
2.750%, 08/15/2032	150,000	138,296	0.27%
3.375%, 05/15/2033	200,000	190,676	0.37%
3.500%, 02/15/2033	425,000	409,959	0.80%
3.875%, 10/15/2027	600,000	603,645	1.17%
3.875%, 08/15/2034	150,000	146,730	0.29%
4.000%, 02/15/2034	350,000	346,856	0.67%
4.125%, 09/30/2027	275,000	278,362	0.54%
4.125%, 11/15/2032	50,000	50,413	0.10%
4.125%, 10/31/2027	400,000	404,859	0.79%
4.375%, 08/31/2028	300,000	306,762	0.60%
4.375%, 11/30/2028	450,000	460,608	0.89%
4.500%, 11/15/2033	275,000	283,014	0.55%
4.625%, 11/15/2026	500,000	506,631	0.98%

Total U.S. Treasury Obligations
(Cost $6,166,086)		6,129,247	11.89%

SHORT-TERM INVESTMENTS – 2.33%
Money Market Funds – 2.33%
First American Government
Obligations Fund – Class X, 4.254% (c)	1,201,399	1,201,399	2.33%

Total Short-Term Investments
(Cost $1,201,399)		1,201,399	2.33%

Total Investments
(Cost $38,309,636) – 99.82%		51,465,114	99.82%
Other Assets in Excess of
Liabilities – 0.18%		90,886	0.18%

TOTAL NET ASSETS – 100.00%		$51,556,000	100.00%

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt
PLC – Public Limited Company
SOFR – Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)	Variable rate security; rate disclosed is the rate as of April 30, 2025
(c)	The rate listed is the fund’s seven-day yield as of April 30, 2025.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s Financial Services LLC. It has been licensed for use by the Hennessy Funds.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements — Schedule of Investments as of April 30, 2025 (Unaudited)
Hennessy Equity and Income Fund

Summary of Fair Value Exposure as of April 30, 2025

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2025 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$2,155,282	$—	$—	$2,155,282
Consumer Discretionary	2,351,522	—	—	2,351,522
Consumer Staples	2,891,172	—	—	2,891,172
Energy	784,658	—	—	784,658
Financials	11,859,620	—	—	11,859,620
Health Care	1,382,810	—	—	1,382,810
Industrials	4,595,826	—	—	4,595,826
Information Technology	4,849,305	—	—	4,849,305
Materials	3,834,658	—	—	3,834,658
Total Common Stocks	$34,704,853	$—	$—	$34,704,853
Corporate Bonds
Communication Services	$—	$939,311	$—	$939,311
Consumer Discretionary	—	289,718	—	289,718
Energy	—	419,315	—	419,315
Financials	—	3,462,750	—	3,462,750
Health Care	—	1,056,822	—	1,056,822
Industrials	—	476,004	—	476,004
Information Technology	—	1,049,854	—	1,049,854
Total Corporate Bonds	$—	$7,693,774	$—	$7,693,774
Mortgage-Backed Securities
Federal Agency Mortgage-Backed Obligations	$—	$1,735,841	$—	$1,735,841
Total Mortgage-Backed Securities	$—	$1,735,841	$—	$1,735,841
U.S. Treasury Obligations
U.S. Treasury Notes	$—	$6,129,247	$—	$6,129,247
Total U.S. Treasury Obligations	$—	$6,129,247	$—	$6,129,247
Short-Term Investments
Money Market Funds	$1,201,399	$—	$—	$1,201,399
Total Short-Term Investments	$1,201,399	$—	$—	$1,201,399
Total Investments	$35,906,252	$15,558,862	$—	$51,465,114

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments as of April 30, 2025 (Unaudited)
Hennessy Balanced Fund

COMMON STOCKS – 48.28%	Number of		% of
	Shares	Value	Net Assets
Communication Services – 5.23%
Verizon Communications, Inc.	15,350	$676,321	5.23%

Consumer Discretionary – 4.39%
McDonald’s Corp.	1,100	351,615	2.72%
The Home Depot, Inc.	600	216,294	1.67%
		567,909	4.39%

Consumer Staples – 8.26%
The Coca-Cola Co.	9,450	685,598	5.30%
The Procter & Gamble Co.	2,350	382,039	2.96%
		1,067,637	8.26%

Energy – 4.37%
Chevron Corp.	4,150	564,649	4.37%

Financials – 1.69%
The Goldman Sachs Group, Inc.	400	219,020	1.69%

Health Care – 12.33%
Amgen, Inc.	2,100	610,932	4.72%
Johnson & Johnson	3,050	476,745	3.69%
Merck & Co., Inc.	5,950	506,940	3.92%
		1,594,617	12.33%

Industrials – 0.81%
3M Co.	750	104,183	0.81%

Information Technology – 10.00%
Cisco Systems, Inc.	10,250	591,732	4.58%
International Business Machines Corp.	2,900	701,278	5.42%
		1,293,010	10.00%

Materials – 1.20%
Dow, Inc.	5,050	154,480	1.20%

Total Common Stocks
(Cost $5,344,697)		6,241,826	48.28%

SHORT-TERM
INVESTMENTS – 51.77%
Money Market Funds – 4.65%
First American Government
Obligations Fund - Class X, 4.254% (a)	601,269	601,269	4.65%

	Number of Shares/		% of
	Par Amount	Value	Net Assets
U.S. Treasury Bills – 47.12%
4.230%, 06/12/2025 (b)	$1,300,000	1,292,720	10.00%
4.135%, 09/04/2025 (b)	2,000,000	1,971,042	15.24%
4.190%, 11/28/2025 (b)	1,900,000	1,856,558	14.36%
4.025%, 01/22/2026 (b)	1,000,000	971,963	7.52%
		6,092,283	47.12%

Total Short-Term Investments
(Cost $6,689,865)		6,693,552	51.77%

Total Investments
(Cost $12,034,562) – 100.05%		12,935,378	100.05%
Liabilities in Excess of
Other Assets – (0.05)%		(6,591)	(0.05)%

TOTAL NET ASSETS – 100.00%		$12,928,787	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s seven-day yield as of April 30, 2025.
(b)	The rate listed is the discount rate at issue.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s Financial Services LLC. It has been licensed for use by the Hennessy Funds.

Summary of Fair Value Exposure as of April 30, 2025

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2025 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$676,321	$—	$—	$676,321
Consumer Discretionary	567,909	—	—	567,909
Consumer Staples	1,067,637	—	—	1,067,637
Energy	564,649	—	—	564,649
Financials	219,020	—	—	219,020
Health Care	1,594,617	—	—	1,594,617
Industrials	104,183	—	—	104,183
Information Technology	1,293,010	—	—	1,293,010
Materials	154,480	—	—	154,480
Total Common Stocks	$6,241,826	$—	$—	$6,241,826
Short-Term Investments
Money Market Funds	$601,269	$—	$—	$601,269
U.S. Treasury Bills	—	6,092,283	—	6,092,283
Total Short-Term Investments	$601,269	$6,092,283	$—	$6,693,552
Total Investments	$6,843,095	$6,092,283	$—	$12,935,378

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements — Schedule of Investments as of April 30, 2025 (Unaudited)
Hennessy Energy Transition Fund

COMMON STOCKS – 97.05%	Number of		% of
	Shares	Value	Net Assets
Downstream – 8.66%
Phillips 66	5,000	$520,300	3.72%
Valero Energy Corp.	5,950	690,736	4.94%
		1,211,036	8.66%

Exploration & Production – 43.09%
Antero Resources Corp. (a)	18,200	633,906	4.53%
Canadian Natural Resources Ltd.	19,600	562,324	4.02%
ConocoPhillips	13,824	1,231,995	8.81%
Diamondback Energy, Inc.	4,120	543,881	3.89%
EOG Resources, Inc.	5,530	610,125	4.36%
EQT Corp.	11,400	563,616	4.03%
Expand Energy Corp.	4,900	509,110	3.64%
National Fuel Gas Co.	9,800	752,444	5.38%
Suncor Energy, Inc.	17,560	619,692	4.43%
		6,027,093	43.09%

Integrated – 11.21%
Chevron Corp.	5,157	701,661	5.02%
Exxon Mobil Corp.	8,202	866,377	6.19%
		1,568,038	11.21%

Materials – 4.62%
Freeport-McMoRan, Inc.	17,920	645,658	4.62%

Midstream – 5.20%
Cheniere Energy, Inc.	3,150	727,996	5.20%

Oil Services – 16.97%
Halliburton Co.	23,980	475,284	3.40%
Helmerich & Payne, Inc.	22,000	415,580	2.97%
NOV, Inc.	50,900	590,949	4.22%
ProFrac Holding Corp., Class A (a)	40,000	166,000	1.19%
Schlumberger NV	14,810	492,433	3.52%
Tenaris SA ADR	7,000	233,030	1.67%
		2,373,276	16.97%

Renewable – 2.25%
First Solar, Inc. (a)	2,500	314,550	2.25%

Utility – 5.05%
NextEra Energy, Inc.	10,570	706,922	5.05%

Total Common Stocks
(Cost $11,190,154)		13,574,569	97.05%

SHORT-TERM INVESTMENTS – 2.97%
Money Market Funds – 2.97%
First American Government
Obligations Fund – Class X, 4.254% (b)	415,392	415,392	2.97%

Total Short-Term Investments
(Cost $415,392)		415,392	2.97%

Total Investments
(Cost $11,605,546) – 100.02%		13,989,961	100.02%
Liabilities in Excess of
Other Assets – (0.02)%		(3,058)	(0.02)%

TOTAL NET ASSETS – 100.00%		$13,986,903	100.00%

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate listed is the fund’s seven-day yield as of April 30, 2025.

Note: The Fund concentrates its investments in the Energy industry. For presentation purposes, the Fund uses custom categories.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments as of April 30, 2025 (Unaudited)
Hennessy Energy Transition Fund

Summary of Fair Value Exposure as of April 30, 2025

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2025 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Downstream	$1,211,036	$—	$—	$1,211,036
Exploration & Production	6,027,093	—	—	6,027,093
Integrated	1,568,038	—	—	1,568,038
Materials	645,658	—	—	645,658
Midstream	727,996	—	—	727,996
Oil Services	2,373,276	—	—	2,373,276
Renewable	314,550	—	—	314,550
Utility	706,922	—	—	706,922
Total Common Stocks	$13,574,569	$—	$—	$13,574,569
Short-Term Investments
Money Market Funds	$415,392	$—	$—	$415,392
Total Short-Term Investments	$415,392	$—	$—	$415,392
Total Investments	$13,989,961	$—	$—	$13,989,961

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements — Schedule of Investments as of April 30, 2025 (Unaudited)
Hennessy Midstream Fund

COMMON STOCKS – 47.92%	Number of		% of
	Shares	Value	Net Assets
Crude Oil and Refined Products – 0.39%
South Bow Corp.	11,910	$294,058	0.39%

Gathering & Processing – 16.59%
Antero Midstream Corp.	343,840	5,690,552	7.56%
EQT Corp.	82,898	4,098,477	5.45%
Targa Resources Corp.	15,770	2,695,093	3.58%
		12,484,122	16.59%

Natural Gas/NGL Transportation – 30.94%
Cheniere Energy, Inc.	15,370	3,552,161	4.72%
DT Midstream, Inc.	19,640	1,909,008	2.54%
Kinder Morgan, Inc.	125,660	3,304,858	4.39%
ONEOK, Inc.	75,154	6,174,653	8.20%
TC Energy Corp.	59,530	3,000,907	3.99%
The Williams Companies, Inc.	91,232	5,343,458	7.10%
		23,285,045	30.94%

Total Common Stocks
(Cost $16,890,496)		36,063,225	47.92%

PARTNERSHIPS & TRUSTS – 54.70%
Crude Oil and Refined Products – 22.32%
MPLX LP	179,549	9,144,431	12.15%
Plains All American Pipeline LP	438,196	7,650,902	10.17%
		16,795,333	22.32%

Gathering & Processing – 5.98%
Western Midstream Partners LP	119,770	4,503,352	5.98%

Natural Gas/NGL Transportation – 26.40%
Black Stone Minerals LP	25,000	352,750	0.47%
Cheniere Energy Partners LP	10,790	634,236	0.84%
Energy Transfer LP	580,930	9,608,582	12.77%
Enterprise Products Partners LP	310,050	9,270,495	12.32%
		19,866,063	26.40%

Total Partnerships and Trusts
(Cost $17,786,285)		41,164,748	54.70%

SHORT-TERM INVESTMENTS – 5.87%
Money Market Funds – 5.87%
First American Government
Obligations Fund - Class X, 4.254% (a)	4,197,230	4,197,230	5.58%
First American Treasury
Obligations Fund - Class X, 4.245% (a)	221,318	221,318	0.29%

Total Short-Term Investments
(Cost $4,418,548)		4,418,548	5.87%

Total Investments
(Cost $39,095,329) – 108.49%		81,646,521	108.49%
Liabilities in Excess of
Other Assets – (8.49)%		(6,389,179)	(8.49)%

TOTAL NET ASSETS – 100.00%		$75,257,342	100.00%
Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s seven-day yield as of April 30, 2025.

Note: The Fund concentrates its investments in the Energy industry. For presentation purposes, the Fund uses custom categories.

Summary of Fair Value Exposure as of April 30, 2025

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2025 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Crude Oil and Refined Products	$294,058	$—	$—	$294,058
Gathering & Processing	12,484,122	—	—	12,484,122
Natural Gas/NGL Transportation	23,285,045	—	—	23,285,045
Total Common Stocks	$36,063,225	$—	$—	$36,063,225
Partnerships & Trusts
Crude Oil and Refined Products	$16,795,333	$—	$—	$16,795,333
Gathering & Processing	4,503,352	—	—	4,503,352
Natural Gas/NGL Transportation	19,866,063	—	—	19,866,063
Total Partnerships & Trusts	$41,164,748	$—	$—	$41,164,748
Short-Term Investments
Money Market Funds	$4,418,548	$—	$—	$4,418,548
Total Short-Term Investments	$4,418,548	$—	$—	$4,418,548
Total Investments	$81,646,521	$—	$—	$81,646,521

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments as of April 30, 2025 (Unaudited)
Hennessy Gas Utility Fund

COMMON STOCKS – 98.12%	Number of		% of
	Shares	Value	Net Assets
Energy – 32.20%
Cheniere Energy, Inc.	112,147	$25,918,293	5.05%
DT Midstream, Inc.	149,600	14,541,120	2.84%
Enbridge, Inc.	560,565	26,172,780	5.10%
EQT Corp.	481,800	23,820,192	4.64%
Kinder Morgan, Inc.	913,901	24,035,596	4.69%
ONEOK, Inc.	291,600	23,957,856	4.67%
TC Energy Corp.	529,900	26,712,259	5.21%
		165,158,096	32.20%

Financials – 4.84%
Berkshire Hathaway, Inc., Class A (a)	31	24,816,740	4.84%

Utilities – 61.08%
Algonquin Power & Utilities Corp.	113,664	611,512	0.12%
ALLETE, Inc.	375	24,559	0.01%
Alliant Energy Corp.	30,050	1,834,252	0.36%
Ameren Corp.	40,780	4,047,007	0.79%
Atmos Energy Corp.	160,786	25,827,055	5.04%
Avista Corp.	25,372	1,052,177	0.21%
Black Hills Corp.	44,947	2,737,272	0.53%
CenterPoint Energy, Inc.	422,228	16,374,002	3.19%
Chesapeake Utilities Corp.	28,058	3,694,397	0.72%
CMS Energy Corp.	162,698	11,982,708	2.34%
Consolidated Edison, Inc.	136,436	15,383,159	3.00%
Dominion Energy, Inc.	64,277	3,495,383	0.68%
DTE Energy Co.	50,804	6,960,148	1.36%
Duke Energy Corp.	111,887	13,652,452	2.66%
Entergy Corp.	6,420	533,951	0.10%
Essential Utilities, Inc.	167,800	6,901,614	1.35%
Exelon Corp.	144,031	6,755,054	1.32%
Fortis, Inc.	116,476	5,766,727	1.12%
MDU Resources Group, Inc.	210,007	3,599,520	0.70%
MGE Energy, Inc.	9,379	848,049	0.17%
National Fuel Gas Co.	74,424	5,714,275	1.11%
National Grid PLC – ADR	199,344	14,552,112	2.84%
New Jersey Resources Corp.	122,334	5,987,026	1.17%
NiSource, Inc.	398,881	15,600,236	3.04%
Northwest Natural Holding Co.	56,303	2,426,659	0.47%
Northwestern Energy Group, Inc.	17,998	1,048,024	0.20%
ONE Gas, Inc.	88,575	6,954,023	1.36%
PG&E Corp.	834,149	13,780,141	2.69%
PPL Corp.	181,419	6,621,794	1.29%
Public Service Enterprise Group, Inc.	174,690	13,962,972	2.72%
RGC Resources, Inc.	15,654	328,264	0.06%
Sempra	358,680	26,639,164	5.19%
Southwest Gas Holdings, Inc.	105,817	7,641,046	1.49%
Spire, Inc.	60,741	4,649,116	0.91%
The Southern Co.	267,500	24,580,575	4.79%
UGI Corp.	108,252	3,549,583	0.69%
Unitil Corp.	14,698	862,185	0.17%
WEC Energy Group, Inc.	169,240	18,535,165	3.61%
Xcel Energy, Inc.	109,499	7,741,579	1.51%
		313,254,937	61.08%

Total Common Stocks
(Cost $224,786,481)		503,229,773	98.12%

SHORT-TERM INVESTMENTS – 1.83%
Money Market Funds – 1.83%
First American Government
Obligations Fund – Class X, 4.254% (b)	9,380,620	9,380,620	1.83%

Total Short-Term Investments
(Cost $9,380,620)		9,380,620	1.83%

Total Investments
(Cost $234,167,101) – 99.95%		512,610,393	99.95%
Other Assets in Excess of
Liabilities - 0.05%		274,778	0.05%

TOTAL NET ASSETS – 100.00%		$512,885,171	100.00%

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt
PLC – Public Limited Company
(a)	Non-income producing security.
(b)	The rate listed is the fund’s seven-day yield as of April 30, 2025.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s Financial Services LLC. It has been licensed for use by the Hennessy Funds.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements — Schedule of Investments as of April 30, 2025 (Unaudited)
Hennessy Gas Utility Fund

Summary of Fair Value Exposure as of April 30, 2025

The following is a summary of the inputs used to value the Fund’s net assets as of^ April 30, 2025 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Energy	$165,158,096	$—	$—	$165,158,096
Financials	24,816,740	—	—	24,816,740
Utilities	313,254,937	—	—	313,254,937
Total Common Stocks	$503,229,773	$—	$—	$503,229,773
Short-Term Investments
Money Market Funds	$9,380,620	$—	$—	$9,380,620
Total Short-Term Investments	$9,380,620	$—	$—	$9,380,620
Total Investments	$512,610,393	$—	$—	$512,610,393

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments as of April 30, 2025 (Unaudited)
Hennessy Japan Fund

COMMON STOCKS – 89.69%	Number of		% of
	Shares	Value	Net Assets
Communication Services – 1.88%
SoftBank Group Corp.	154,600	$7,746,219	1.88%

Consumer Discretionary – 14.23%
Fast Retailing Co. Ltd.	25,300	8,313,009	2.02%
Sekisui House Ltd.	491,000	11,249,937	2.73%
Sony Group Corp.	1,166,800	30,773,554	7.48%
Sumitomo Forestry Co. Ltd.	286,000	8,217,149	2.00%
		58,553,649	14.23%

Consumer Staples – 8.24%
Rohto Pharmaceutical Co. Ltd.	282,300	4,708,949	1.14%
Seven & i Holdings Co. Ltd.	1,868,900	27,638,754	6.72%
Unicharm Corp.	169,800	1,574,136	0.38%
		33,921,839	8.24%

Financials – 28.22%
Japan Exchange Group, Inc.	571,800	6,366,664	1.55%
Mitsubishi UFJ Financial Group, Inc.	1,834,400	23,138,484	5.62%
Mizuho Financial Group, Inc.	253,900	6,357,267	1.54%
MS&AD Insurance Group Holdings, Inc.	726,900	16,497,346	4.01%
ORIX Corp.	1,030,600	20,550,011	4.99%
Sompo Holdings, Inc.	586,600	19,056,910	4.63%
Tokio Marine Holdings, Inc.	606,200	24,200,515	5.88%
		116,167,197	28.22%

Health Care – 1.24%
Olympus Corp.	173,100	2,258,484	0.55%
Santen Pharmaceutical Co. Ltd.	281,300	2,846,839	0.69%
		5,105,323	1.24%

Industrials – 20.55%
Daikin Industries, Ltd.	101,500	11,567,649	2.81%
Hitachi Ltd.	1,297,900	31,934,622	7.76%
Mitsubishi Corp.	871,700	16,534,133	4.02%
Recruit Holdings Co. Ltd.	441,400	24,518,106	5.96%
		84,554,510	20.55%

Information Technology – 9.03%
Keyence Corp.	21,300	8,914,478	2.17%
Renesas Electronics Corp.	893,200	10,448,154	2.54%
Socionext, Inc.	268,200	2,874,643	0.70%
Tokyo Electron Ltd.	100,300	14,889,268	3.62%
		37,126,543	9.03%

Materials – 4.21%
Nissan Chemical Corp.	138,500	4,034,498	0.98%
Shin-Etsu Chemical Co. Ltd.	438,400	13,276,486	3.23%
		17,310,984	4.21%

Real Estate – 2.09%
Daiwa House Industry Co. Ltd.	238,200	8,588,061	2.09%

Total Common Stocks
(Cost $254,337,529)		369,074,325	89.69%

SHORT-TERM INVESTMENTS – 9.45%
Money Market Funds – 9.45%
First American Treasury
Obligations Fund - Class X, 4.245% (a)	18,465,795	18,465,795	4.49%
First American Government
Obligations Fund – Class X, 4.254% (a)	20,395,817	20,395,817	4.96%

Total Short-Term Investments
(Cost $38,861,612)		38,861,612	9.45%

Total Investments
(Cost $293,199,141) – 99.14%		407,935,937	99.14%
Other Assets in Excess of
Liabilities – 0.86%		3,548,465	0.86%

TOTAL NET ASSETS – 100.00%		$411,484,402	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s seven-day yield as of April 30, 2025.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s Financial Services LLC. It has been licensed for use by the Hennessy Funds.

Summary of Fair Value Exposure as of April 30, 2025

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2025 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$7,746,219	$—	$—	$7,746,219
Consumer Discretionary	58,553,649	—	—	58,553,649
Consumer Staples	33,921,839	—	—	33,921,839
Financials	116,167,197	—	—	116,167,197
Health Care	5,105,323	—	—	5,105,323
Industrials	84,554,510	—	—	84,554,510
Information Technology	37,126,543	—	—	37,126,543
Materials	17,310,984	—	—	17,310,984
Real Estate	8,588,061	—	—	8,588,061
Total Common Stocks	$369,074,325	$—	$—	$369,074,325
Short-Term Investments
Money Market Funds	$38,861,612	$—	$—	$38,861,612
Total Short-Term Investments	$38,861,612	$—	$—	$38,861,612
Total Investments	$407,935,937	$—	$—	$407,935,937

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements — Schedule of Investments as of April 30, 2025 (Unaudited)
Hennessy Japan Small Cap Fund

COMMON STOCKS – 93.91%	Number of		% of
	Shares	Value	Net Assets
Consumer Discretionary – 14.38%
Aeon Fantasy Co. Ltd.	96,800	$1,599,793	1.35%
Eternal Hospitality Group Co. Ltd.	66,400	1,311,467	1.11%
Gunze Ltd.	86,700	1,555,967	1.32%
J Front Retailing Co. Ltd.	196,400	2,403,833	2.03%
Koshidaka Holdings Co. Ltd.	159,500	1,130,043	0.96%
LITALICO, Inc.	210,700	1,827,304	1.54%
Musashi Seimitsu Industry Co. Ltd.	117,400	2,001,827	1.69%
Onward Holdings Co. Ltd.	297,200	1,199,359	1.01%
Saizeriya Co. Ltd.	43,900	1,409,295	1.19%
Topre Corp.	13,400	163,353	0.14%
Treasure Factory Co. Ltd.	179,500	2,412,918	2.04%
		17,015,159	14.38%

Consumer Staples – 8.05%
Ariake Japan Co. Ltd.	47,300	1,984,893	1.68%
Cosmos Pharmaceutical Corp.	35,400	2,279,039	1.93%
Genky DrugStores Co. Ltd.	82,300	2,121,104	1.79%
Warabeya Nichiyo Holdings Co. Ltd.	90,000	1,389,845	1.17%
Yamami Co.	54,200	1,747,531	1.48%
		9,522,412	8.05%

Energy – 0.41%
Iwatani Corp.	50,800	484,622	0.41%

Financials – 4.91%
Musashino Bank Ltd.	125,600	2,767,100	2.34%
Nishi-Nippon Financial Holdings, Inc.	208,200	3,036,068	2.57%
		5,803,168	4.91%

Health Care – 4.02%
Nihon Kohden Corp.	162,600	1,961,708	1.66%
Paramount Bed Holdings Co. Ltd.	69,800	1,122,326	0.95%
PeptiDream, Inc.(a)	123,100	1,667,679	1.41%
		4,751,713	4.02%

Industrials – 33.66%
Amada Co. Ltd.	218,300	2,177,198	1.84%
Daihen Corp.	62,200	2,740,663	2.32%
Fukuyama Transporting Co. Ltd.	46,200	1,142,237	0.96%
Furukawa Co. Ltd.	51,100	751,597	0.63%
Gakujo Co. Ltd.	112,500	1,310,848	1.11%
Hanwa Co. Ltd.	34,500	1,144,933	0.97%
Kanamoto Co. Ltd.	111,500	2,491,555	2.11%
Kyudenko Corp.	53,100	1,782,255	1.51%
Nabtesco Corp.	101,800	1,528,281	1.29%
Nichiha Corp.	71,700	1,453,758	1.23%
Nissei ASB Machine Co. Ltd.	54,700	1,738,785	1.47%
Nitto Kogyo Corp.	52,700	1,104,275	0.93%
Nittoku Co. Ltd.	80,200	1,135,297	0.96%
OSG Corp.	99,200	1,174,262	0.99%
Penta-Ocean Construction Co. Ltd.	606,900	3,480,613	2.94%
Raksul, Inc.	147,200	1,181,883	1.00%
Sankyu, Inc.	44,300	1,936,150	1.64%
SBS Holdings, Inc.	96,200	1,924,269	1.63%
Takasago Thermal Engineering Co. Ltd.	29,400	1,299,538	1.10%
Tanseisha Co. Ltd.	213,300	1,548,506	1.31%
Tocalo Co. Ltd.	137,900	1,583,661	1.34%
Trusco Nakayama Corp.	111,900	1,666,995	1.41%
Tsukishima Holdings Co. Ltd.	251,200	3,513,778	2.97%
		39,811,337	33.66%

Information Technology – 13.54%
Canon Marketing Japan, Inc.	42,800	1,517,667	1.28%
Computer Engineering & Consulting Ltd.	55,100	821,606	0.69%
Elecom Co. Ltd.	101,400	1,190,021	1.01%
Future Corp.	161,900	2,035,922	1.72%
Macnica Holdings, Inc.	75,900	1,055,317	0.89%
Mimaki Engineering Co. Ltd.	165,700	1,671,138	1.41%
Mitsubishi Research Institute, Inc.	46,500	1,456,987	1.23%
Nippon Signal Co. Ltd.	207,400	1,417,190	1.20%
Optex Group Co. Ltd.	107,500	1,146,576	0.97%
SIIX Corp.	186,400	1,368,863	1.16%
Towa Corp.	27,600	256,156	0.22%
Tsuzuki Denki Co. Ltd.	20,600	351,546	0.30%
Ulvac, Inc.	51,200	1,731,375	1.46%
		16,020,364	13.54%

Materials – 8.57%
Daicel Corp.	255,400	2,167,631	1.83%
Krosaki Harima Corp.	65,000	1,134,250	0.96%
Maeda Kosen Co. Ltd.	284,000	4,057,994	3.43%
Nissan Chemical Corp.	54,800	1,596,321	1.35%
Tokyo Ohka Kogyo Co. Ltd.	54,100	1,186,961	1.00%
		10,143,157	8.57%

Real Estate – 5.88%
Relo Group, Inc.	236,800	3,115,266	2.64%
Star Mica Holdings Co. Ltd.	214,200	1,456,165	1.23%
Tosei Corp.	141,900	2,381,872	2.01%
		6,953,303	5.88%

Utilities – 0.49%
EF-ON INC	244,900	585,787	0.49%

Total Common Stocks
(Cost $95,833,058)		111,091,022	93.91%

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments as of April 30, 2025 (Unaudited)
Hennessy Japan Small Cap Fund

SHORT-TERM INVESTMENTS – 4.92%	Number of		% of
	Shares	Value	Net Assets
Money Market Funds – 4.92%
First American Government
Obligations Fund – Class X, 4.254% (b)	5,807,411	$5,807,412	4.91%
First American Treasury
Obligations Fund – Class X, 4.245% (b)	14,901	14,901	0.01%

Total Short-Term Investments
(Cost $5,822,313)		5,822,313	4.92%

Total Investments
(Cost $101,655,371) – 98.83%		116,913,335	98.83%
Other Assets in Excess of
Liabilities – 1.17%		1,378,658	1.17%

TOTAL NET ASSETS – 100.00%		$118,291,993	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund’s seven-day yield as of April 30, 2025.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s Financial Services LLC. It has been licensed for use by the Hennessy Funds.

Summary of Fair Value Exposure as of April 30, 2025

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2025 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$17,015,159	$—	$—	$17,015,159
Consumer Staples	9,522,412	—	—	9,522,412
Energy	484,622	—	—	484,622
Financials	5,803,168	—	—	5,803,168
Health Care	4,751,713	—	—	4,751,713
Industrials	39,811,337	—	—	39,811,337
Information Technology	16,020,364	—	—	16,020,364
Materials	10,143,157	—	—	10,143,157
Real Estate	6,953,303	—	—	6,953,303
Utilities	585,787	—	—	585,787
Total Common Stocks	$111,091,022	$—	$—	$111,091,022
Short-Term Investments
Money Market Funds	$5,822,313	$—	$—	$5,822,313
Total Short-Term Investments	$5,822,313	$—	$—	$5,822,313
Total Investments	$116,913,335	$—	$—	$116,913,335

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements — Schedule of Investments as of April 30, 2025 (Unaudited)
Hennessy Large Cap Financial Fund

COMMON STOCKS – 97.00%	Number of		% of
	Shares	Value	Net Assets
Financials – 97.00%
Bank of America Corp.	35,000	$1,395,800	5.06%
Berkshire Hathaway, Inc., Class B (a)	3,000	1,599,750	5.80%
Block, Inc. (a)	23,500	1,374,045	4.98%
Capital One Financial Corp.	7,500	1,351,950	4.90%
Chubb, Ltd.	4,200	1,201,536	4.36%
Citigroup, Inc.	22,000	1,504,360	5.45%
Citizens Financial Group, Inc.	13,000	479,570	1.74%
Coinbase Global, Inc., Class A (a)	7,100	1,440,519	5.22%
Equitable Holdings, Inc.	27,000	1,335,150	4.84%
JPMorgan Chase & Co.	6,000	1,467,720	5.32%
KeyCorp	18,000	267,120	0.97%
M&T Bank Corp.	1,000	169,760	0.62%
Mastercard, Inc., Class A	2,900	1,589,374	5.76%
Morgan Stanley	7,500	865,650	3.14%
PayPal Holdings, Inc. (a)	20,500	1,349,720	4.89%
Robinhood Markets, Inc., Class A (a)	31,000	1,522,410	5.52%
Synchrony Financial	20,000	1,039,000	3.77%
The Charles Schwab Corp.	3,500	284,900	1.03%
The Goldman Sachs Group, Inc.	1,300	711,815	2.58%
The PNC Financial Services Group, Inc.	8,400	1,349,796	4.89%
Truist Financial Corp.	35,000	1,341,900	4.86%
Visa, Inc., Class A	4,700	1,623,850	5.89%
Wells Fargo & Co.	21,000	1,491,210	5.41%

Total Common Stocks
(Cost $17,593,667)		26,756,905	97.00%

SHORT-TERM INVESTMENTS – 3.01%
Money Market Funds – 3.01%
First American Government
Obligations Fund – Class X, 4.254% (b)	830,579	830,579	3.01%

Total Short-Term Investments
(Cost $830,579)		830,579	3.01%

Total Investments
(Cost $18,424,246) – 100.01%		27,587,484	100.01%
Liabilities in Excess of
Other Assets – (0.01)%		(2,062)	(0.01)%

TOTAL NET ASSETS – 100.00%		$27,585,422	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund’s seven-day yield as of April 30, 2025.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s Financial Services LLC. It has been licensed for use by the Hennessy Funds.

Summary of Fair Value Exposure as of April 30, 2025

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2025 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Financials	$26,756,905	$—	$—	$26,756,905
Total Common Stocks	$26,756,905	$—	$—	$26,756,905
Short-Term Investments
Money Market Funds	$830,579	$—	$—	$830,579
Total Short-Term Investments	$830,579	$—	$—	$830,579
Total Investments	$27,587,484	$—	$—	$27,587,484

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments as of April 30, 2025 (Unaudited)
Hennessy Small Cap Financial Fund

COMMON STOCKS – 97.22%	Number of		% of
	Shares	Value	Net Assets
Financials – 97.22%
Associated Banc-Corp.	110,000	$2,426,600	3.80%
Atlantic Union Bankshares Corp.	40,000	1,108,000	1.74%
Banc of California, Inc.	233,000	3,140,840	4.92%
BankUnited, Inc.	90,000	2,943,900	4.61%
Banner Corp.	20,000	1,222,800	1.92%
Bread Financial Holdings, Inc.	60,000	2,847,000	4.46%
Brookline Bancorp, Inc.	130,000	1,357,200	2.13%
California BanCorp (a)	125,000	1,746,250	2.74%
Columbia Banking System, Inc.	10,000	224,200	0.35%
ConnectOne Bancorp, Inc.	110,000	2,478,300	3.88%
Customers Bancorp, Inc. (a)	37,000	1,850,000	2.90%
Dime Community Bancshares, Inc.	35,000	899,150	1.41%
Eagle Bancorp, Inc.	110,000	1,974,500	3.09%
Eastern Bankshares, Inc.	130,000	1,939,600	3.04%
Flagstar Financial, Inc.	260,000	3,044,600	4.77%
Hancock Whitney Corp.	30,000	1,562,700	2.45%
HomeStreet, Inc. (a)	20,000	227,200	0.36%
HomeTrust Bancshares, Inc.	55,000	1,877,700	2.94%
Independent Bank Corp.	40,000	2,363,600	3.70%
NB Bancorp, Inc. (a)	185,000	3,172,750	4.97%
Northeast Community Bancorp, Inc.	20,000	455,200	0.71%
OceanFirst Financial Corp.	190,000	3,146,400	4.93%
Old National Bancorp	100,000	2,059,000	3.23%
Orange County Bancorp, Inc.	30,000	711,900	1.12%
Pacific Premier Bancorp, Inc.	125,000	2,542,500	3.98%
Priority Technology Holdings, Inc. (a)	10,000	72,600	0.11%
Provident Financial Services, Inc.	170,000	2,782,900	4.36%
Rocket Companies, Inc., Class A	50,000	645,500	1.01%
Texas Capital Bancshares, Inc. (a)	5,000	340,750	0.53%
The Hingham Institution for Savings	10,500	2,620,380	4.11%
WaFd, Inc.	110,000	3,138,300	4.92%
Western New England Bancorp, Inc.	320,000	2,953,600	4.63%
Wintrust Financial Corp.	19,500	2,167,815	3.40%
		62,043,735	97.22%

Total Common Stocks
(Cost $54,098,987)		62,043,735	97.22%

SHORT-TERM INVESTMENTS – 2.79%
Money Market Funds – 2.79%
First American Government
Obligations Fund – Class X, 4.254% (b)	1,781,913	1,781,913	2.79%

Total Short-Term Investments
(Cost $1,781,913)		1,781,913	2.79%

Total Investments
(Cost $55,880,900) – 100.01%		63,825,648	100.01%
Liabilities in Excess of
Other Assets – (0.01)%		(5,586)	(0.01)%

TOTAL NET ASSETS – 100.00%		$63,820,062	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund’s seven-day yield as of April 30, 2025.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s Financial Services LLC. It has been licensed for use by the Hennessy Funds.

Summary of Fair Value Exposure as of April 30, 2025

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2025 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Financials	$62,043,735	$—	$—	$62,043,735
Total Common Stocks	$62,043,735	$—	$—	$62,043,735
Short-Term Investments
Money Market Funds	$1,781,913	$—	$—	$1,781,913
Total Short-Term Investments	$1,781,913	$—	$—	$1,781,913
Total Investments	$63,825,648	$—	$—	$63,825,648

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements — Schedule of Investments as of April 30, 2025 (Unaudited)
Hennessy Technology Fund

COMMON STOCKS – 97.11%	Number of		% of
	Shares	Value	Net Assets
Communication Services – 5.72%
Meta Platforms, Inc., Class A	177	$97,173	1.49%
Pinterest, Inc., Class A (a)	3,628	91,861	1.41%
Shutterstock, Inc.	6,197	98,904	1.52%
Ziff Davis, Inc. (a)	2,876	84,928	1.30%
		372,866	5.72%

Information Technology – 91.39%
Adobe, Inc. (a)	278	104,244	1.60%
Apple, Inc.	511	108,588	1.66%
Applied Materials, Inc.	689	103,839	1.59%
AppLovin Corp., Class A (a)	378	101,799	1.56%
Arista Networks, Inc. (a)	1,312	107,938	1.65%
Arlo Technologies, Inc. (a)	10,760	105,771	1.62%
ASML Holding NV	152	101,548	1.56%
Atlassian Corp., Class A (a)	490	111,872	1.71%
Autodesk, Inc. (a)	387	106,135	1.63%
Avnet, Inc.	2,231	104,835	1.61%
Axcelis Technologies, Inc. (a)	2,067	101,242	1.55%
Bentley Systems, Inc., Class B	2,396	103,004	1.58%
BlackLine, Inc. (a)	2,212	104,473	1.60%
Canadian Solar, Inc. (a)	12,979	117,071	1.79%
CDW Corp.	633	101,634	1.56%
Cellebrite DI Ltd. (a)	5,169	102,295	1.57%
Clear Secure, Inc., Class A	3,845	94,895	1.45%
Commvault Systems, Inc. (a)	646	107,966	1.65%
Crowdstrike Holdings, Inc., Class A (a)	278	119,226	1.83%
Daktronics, Inc. (a)	8,238	104,540	1.60%
Docusign, Inc. (a)	1,278	104,476	1.60%
DXC Technology Co. (a)	6,344	98,459	1.51%
Fortinet, Inc. (a)	1,062	110,193	1.69%
Gartner, Inc. (a)	243	102,322	1.57%
Gilat Satellite Networks Ltd. (a)	16,420	104,103	1.59%
Hackett Group, Inc.	3,583	91,510	1.40%
Hewlett Packard Enterprise Co.	6,991	113,394	1.74%
Infosys Ltd. – ADR	5,660	99,616	1.53%
InterDigital, Inc.	482	96,882	1.48%
Ituran Location and Control Ltd.	2,917	104,837	1.61%
Jabil, Inc.	755	110,653	1.70%
KLA-Tencor Corp.	151	106,106	1.63%
Lam Research Corp.	1,469	105,283	1.61%
Logitech International SA	1,381	104,114	1.59%
Motorola Solutions, Inc.	233	102,611	1.57%
NetApp, Inc.	1,196	107,341	1.64%
NVIDIA Corp.	920	100,206	1.54%
ON Semiconductor Corp. (a)	2,723	108,103	1.66%
Oracle Corp.	735	103,429	1.59%
Palo Alto Networks, Inc. (a)	609	113,840	1.74%
Pegasystems, Inc.	1,482	136,463	2.09%
Pure Storage, Inc., Class A (a)	2,369	107,458	1.65%
QUALCOMM, Inc.	721	107,040	1.64%
Qualys, Inc. (a)	808	101,574	1.56%
ScanSource, Inc. (a)	3,140	103,589	1.59%
ServiceNow, Inc. (a)	125	119,376	1.83%
Skyworks Solutions, Inc.	1,779	114,354	1.75%
STMicroelectronics NV	4,996	113,459	1.74%
TD SYNNEX Corp.	948	105,038	1.61%
Telefonaktiebolaget LM Ericsson – ADR	13,622	112,245	1.72%
Teradata Corp. (a)	4,813	103,479	1.59%
United Microelectronics Corp. – ADR	14,908	104,952	1.61%
Viasat, Inc. (a)	11,370	105,400	1.62%
Vishay Intertechnology, Inc.	8,214	106,700	1.64%
Vontier Corp.	3,271	104,051	1.59%
Zscaler, Inc. (a)	518	117,156	1.80%
		5,962,727	91.39%

Total Common Stocks
(Cost $5,487,732)		6,335,593	97.11%

SHORT-TERM INVESTMENTS – 2.86%
Money Market Funds – 2.86%
First American Government
Obligations Fund – Class X, 4.254% (b)	186,326	186,326	2.86%

Total Short-Term Investments
(Cost $186,326)		186,326	2.86%

Total Investments
(Cost $5,674,058) – 99.97%		6,521,919	99.97%
Other Assets in Excess of
Liabilities – 0.03%		2,050	0.03%

TOTAL NET ASSETS – 100.00%		$6,523,969	100.00%
Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate listed is the fund’s seven-day yield as of April 30, 2025.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s Financial Services LLC. It has been licensed for use by the Hennessy Funds.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments as of April 30, 2025 (Unaudited)
Hennessy Technology Fund

Summary of Fair Value Exposure as of April 30, 2025

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2025 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$372,866	$—	$—	$372,866
Information Technology	5,962,727	—	—	5,962,727
Total Common Stocks	$6,335,593	$—	$—	$6,335,593
Short-Term Investments
Money Market Funds	$186,326	$—	$—	$186,326
Total Short-Term Investments	$186,326	$—	$—	$186,326
Total Investments	$6,521,919	$—	$—	$6,521,919

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements — Statements of Assets and Liabilities
as of April 30, 2025 (Unaudited)

	HENNESSY
	CORNERSTONE
	GROWTH	HENNESSY
	FUND	FOCUS FUND
ASSETS:
Investments in securities, at value (cost $491,897,846, $224,072,542, $1,385,060,543, $119,982,204,
$238,109,026, $63,660,576, $38,309,636, and $12,034,562)	$508,573,174	$465,535,118
Dividends and interest receivable	461,311	18,934
Receivable for fund shares sold	637,187	300,900
Receivable for securities sold	69,955,434	—
Dividend tax reclaim receivable	8,269	—
Prepaid expenses and other assets	58,391	37,801
Total assets	579,693,766	465,892,753

LIABILITIES:
Payable for fund securities purchased	81,075,424	—
Payable for fund shares redeemed	493,359	448,400
Payable to advisor	287,975	336,284
Payable to administrator	68,017	82,961
Payable to auditor	11,225	11,228
Accrued distribution fees	40,258	54,222
Accrued service fees	22,239	24,348
Accrued trustees’ fees	4,026	6,423
Reverse repurchase agreement	—	—
Accrued interest payable	—	—
Accrued expenses and other payables	5,107	102,006
Total liabilities	82,007,630	1,065,872
NET ASSETS	$497,686,136	$464,826,881

NET ASSETS CONSIST OF:
Capital stock	$499,393,070	$98,396,902
Total distributable earnings (accumulated deficit)	(1,706,934)	366,429,979
Total net assets	$497,686,136	$464,826,881

NET ASSETS
Investor Class:
Shares authorized (no par value)	Unlimited	Unlimited
Net assets applicable to outstanding shares	$276,526,476	$303,377,182
Shares issued and outstanding	9,237,934	7,519,796
Net asset value, offering price, and redemption price per share	$29.93	$40.34

Institutional Class:
Shares authorized (no par value)	Unlimited	Unlimited
Net assets applicable to outstanding shares	$221,159,660	$161,449,699
Shares issued and outstanding	7,063,523	3,799,159
Net asset value, offering price, and redemption price per share	$31.31	$42.50

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Financial Statements — Statements of Assets and Liabilities
as of April 30, 2025 (Unaudited)

HENNESSY	HENNESSY
CORNERSTONE	CORNERSTONE	HENNESSY	HENNESSY	HENNESSY	HENNESSY
MID CAP 30	LARGE	CORNERSTONE	TOTAL RETURN	EQUITY AND	BALANCED
FUND	GROWTH FUND	VALUE FUND	FUND	INCOME FUND	FUND

$1,237,178,010	$125,645,190	$280,586,423	$69,119,282	$51,465,114	$12,935,378
747,101	93,035	640,411	80,528	165,934	14,978
835,523	2,348	96,292	—	51	—
—	—	—	—	—	—
—	534	13,144	—	26,589	—
218,113	21,190	25,707	9,804	19,919	12,203
1,238,978,747	125,762,297	281,361,977	69,209,614	51,677,607	12,962,559

—	—	—	—	—	—
3,265,258	11,991	38,592	—	41,360	100
760,574	74,846	168,472	23,674	33,539	6,327
199,355	19,701	41,930	8,487	8,831	3,512
11,225	11,225	11,225	11,225	11,217	11,225
68,753	19,386	87,603	7,419	5,323	1,642
38,235	8,928	21,769	3,946	2,349	1,054
2,016	5,510	5,566	5,368	5,400	5,295
—	—	—	20,688,500	—	—
—	—	—	121,171	—	—
33,514	7,759	20,556	5,896	13,588	4,617
4,378,930	159,346	395,713	20,875,686	121,607	33,772
$1,234,599,817	$125,602,951	$280,966,264	$48,333,928	$51,556,000	$12,928,787

$1,351,166,508	$112,442,483	$222,601,120	$43,904,441	$33,142,291	$12,413,510
(116,566,691)	13,160,468	58,365,144	4,429,487	18,413,709	515,277
$1,234,599,817	$125,602,951	$280,966,264	$48,333,928	$51,556,000	$12,928,787

Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
$464,347,101	$110,886,622	$268,421,204	$48,333,928	$28,973,636	$12,928,787
23,742,355	10,304,206	12,798,935	3,563,714	2,095,821	1,086,027
$19.56	$10.76	$20.97	$13.56	$13.82	$11.90

Unlimited	Unlimited	Unlimited	N/A	Unlimited	N/A
$770,252,716	$14,716,329	$12,545,060	N/A	$22,582,364	N/A
37,335,837	1,353,196	597,015	N/A	1,742,683	N/A
$20.63	$10.88	$21.01	N/A	$12.96	N/A

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements — Statements of Assets and Liabilities
as of April 30, 2025 (Unaudited)

	HENNESSY
	ENERGY	HENNESSY
	TRANSITION	MIDSTREAM
	FUND	FUND
ASSETS:
Investments in securities, at value (cost $11,605,546, $39,095,329, $234,167,101, $293,199,141,
$101,655,371, $18,424,246, $55,880,900, and $5,674,058)	$13,989,961	$81,646,521
Dividends and interest receivable	5,626	124,071
Receivable for fund shares sold	13,994	51,878
Receivable for securities sold	—	—
Return of capital receivable	—	219,258
Dividend tax reclaim receivable	—	—
Due from advisor	—	—
Prepaid expenses and other assets	21,752	26,178
Total assets	14,031,333	82,067,906

LIABILITIES:
Payable for fund securities purchased	—	—
Payable for fund shares redeemed	4,723	25,629
Payable to advisor	14,932	71,237
Payable to administrator	—	—
Payable to auditor	11,581	20,458
Accrued distribution fees	1,569	3,640
Accrued service fees	482	2,027
Accrued trustees’ fees	5,278	5,243
Deferred income tax	—	6,681,876
Accrued expenses and other payables	5,865	454
Total liabilities	44,430	6,810,564
NET ASSETS	$13,986,903	$75,257,342

NET ASSETS CONSIST OF:
Capital stock	$46,503,062	$62,451,198
Total distributable earnings (accumulated deficit)	(32,516,159)	12,806,144
Total net assets	$13,986,903	$75,257,342

NET ASSETS
Investor Class:
Shares authorized (no par value)	Unlimited	Unlimited
Net assets applicable to outstanding shares	$5,547,602	$23,438,284
Shares issued and outstanding	220,012	1,998,983
Net asset value, offering price, and redemption price per share	$25.21	$11.73

Institutional Class:
Shares authorized (no par value)	Unlimited	Unlimited
Net assets applicable to outstanding shares	$8,439,301	51,819,058
Shares issued and outstanding	326,956	4,203,438
Net asset value, offering price, and redemption price per share	$25.81	$12.33

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Financial Statements — Statements of Assets and Liabilities
as of April 30, 2025 (Unaudited)

			HENNESSY	HENNESSY
HENNESSY		HENNESSY	LARGE CAP	SMALL CAP	HENNESSY
GAS UTILITY	HENNESSY	JAPAN SMALL	FINANCIAL	FINANCIAL	TECHNOLOGY
FUND	JAPAN FUND	CAP FUND	FUND	FUND	FUND

$512,610,393	$407,935,937	$116,913,335	$27,587,484	$63,825,648	$6,521,919
735,972	3,577,051	1,169,249	31,680	19,025	658
39,250	107,698	24,296	275	353	—
—	330,059	298,924	—	173,888	—
—	—	—	—	—	—
—	247,297	74,309	—	—	615
—	—	—	—	—	4,635
35,209	32,617	16,556	18,919	21,303	17,919
513,420,824	412,230,659	118,496,669	27,638,358	64,040,217	6,545,746

—	255,574	37,158	—	100,359	—
92,390	142,170	36,330	5	25,311	—
164,146	256,314	73,253	19,581	45,464	—
73,275	59,030	17,614	5,810	10,954	—
11,225	11,229	11,225	11,225	11,219	11,221
65,636	6,922	4,658	3,344	9,596	767
36,357	3,819	2,505	1,629	4,583	371
5,679	5,525	5,358	5,265	5,275	5,236
—	—	—	—	—	—
86,945	5,674	16,575	6,077	7,394	4,182
535,653	746,257	204,676	52,936	220,155	21,777
$512,885,171	$411,484,402	$118,291,993	$27,585,422	$63,820,062	$6,523,969

$229,948,329	$289,187,448	$96,904,971	$18,824,054	$52,668,452	$5,333,930
282,936,842	122,296,954	21,387,022	8,761,368	11,151,610	1,190,039
$512,885,171	$411,484,402	$118,291,993	$27,585,422	$63,820,062	$6,523,969

Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
$453,978,041	$48,668,117	$33,078,543	$20,804,768	$58,077,382	$4,767,633
15,857,006	1,168,321	1,789,832	733,137	2,377,325	230,001
$28.63	$41.66	$18.48	$28.38	$24.43	$20.73

Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
$58,907,130	$362,816,285	$85,213,450	$6,780,654	$5,742,680	$1,756,336
2,063,335	8,371,351	4,682,180	236,307	418,109	82,039
$28.55	$43.34	$18.20	$28.69	$13.73	$21.41

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements — Statements of Operations
for the six months ended April 30, 2025 (Unaudited)

	HENNESSY
	CORNERSTONE
	GROWTH	HENNESSY
	FUND	FOCUS FUND
INVESTMENT INCOME:
Dividend income(1)	$1,650,799	$178,330
Interest income	431,182	131,783
Total investment income	2,081,981	310,113

EXPENSES:
Investment advisory fees (See Note 5)	1,968,265	2,655,739
Sub-transfer agent expenses – Investor Class (See Note 5)	306,079	349,406
Sub-transfer agent expenses – Institutional Class (See Note 5)	94,502	71,491
Distribution fees – Investor Class (See Note 5)	249,315	263,897
Administration, accounting, custody, and transfer agent fees (See Note 5)	223,240	242,451
Service fees – Investor Class (See Note 5)	166,210	175,931
Federal and state registration fees	37,666	30,104
Trustees’ fees and expenses	12,631	15,340
Audit fees	11,222	11,222
Compliance expense (See Note 5)	15,779	15,863
Reports to shareholders	11,041	22,444
Legal fees	2,308	5,334
Interest expense (See Notes 7 and 9)	3,260	823
Other expenses	29,565	46,413
Total expenses before waivers and reimbursements	3,131,083	3,906,458
Service provider expense waiver (See Note 5)	—	—
Expense reimbursement by advisor – Investor Class (See Note 5)	—	—
Expense reimbursement by advisor – Institutional Class (See Note 5)	—	—
Net expenses	3,131,083	3,906,458
NET INVESTMENT INCOME (LOSS)	$(1,049,102)	$(3,596,345)

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on investments	$(17,327,354)	$130,942,081
Net change in unrealized appreciation/depreciation on investments	(7,779,537)	(168,234,059)
Net gain (loss) on investments	(25,106,891)	(37,291,978)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(26,155,993)	$(40,888,323)

(1)	Net of foreign taxes withheld and issuance fees of $42,765, $74,997, $0, $0, $226,281, $0, $4,613, and $0.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Financial Statements — Statements of Operations
for the six months ended April 30, 2025 (Unaudited)

HENNESSY	HENNESSY
CORNERSTONE	CORNERSTONE	HENNESSY	HENNESSY	HENNESSY	HENNESSY
MID CAP 30	LARGE	CORNERSTONE	TOTAL RETURN	EQUITY AND	BALANCED
FUND	GROWTH FUND	VALUE FUND	FUND	INCOME FUND	FUND

$10,259,192	$1,476,049	$5,750,983	$619,920	$335,859	$112,226
968,560	40,335	115,085	784,064	299,641	145,072
11,227,752	1,516,384	5,866,068	1,403,984	635,500	257,298

6,106,822	500,308	1,036,989	145,043	224,719	37,802
663,174	52,793	94,819	16,922	32,392	2,520
462,003	4,557	3,960	—	11,398	—
455,597	89,136	203,184	36,261	23,138	9,451
677,941	60,988	119,964	25,643	28,956	11,059
303,731	59,424	135,456	24,174	15,425	6,300
50,710	16,917	17,654	10,136	16,264	10,498
17,899	11,597	12,515	10,957	11,041	10,679
11,222	11,222	11,222	11,222	11,222	11,222
16,283	15,611	15,695	15,611	15,611	15,611
29,684	5,611	8,507	4,525	5,611	3,077
7,590	1,209	2,237	375	556	97
19,621	178	—	492,897	1,540	—
85,579	12,088	20,763	3,801	4,984	2,269
8,907,856	841,639	1,682,965	797,567	402,857	120,585
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
8,907,856	841,639	1,682,965	797,567	402,857	120,585
$2,319,896	$674,745	$4,183,103	$606,417	$232,643	$136,713

$31,307,134	$6,827,150	$14,503,520	$(1,077,742)	$5,438,291	$(375,231)
(276,516,022)	(15,592,112)	(14,854,592)	1,949,434	(5,529,813)	337,914
(245,208,888)	(8,764,962)	(351,072)	871,692	(91,522)	(37,317)
$(242,888,992)	$(8,090,217)	$3,832,031	$1,478,109	$141,121	$99,396

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements — Statements of Operations
for the six months ended April 30, 2025 (Unaudited)

	HENNESSY
	ENERGY	HENNESSY
	TRANSITION	MIDSTREAM
	FUND	FUND
INVESTMENT INCOME:
Distributions received from master limited partnerships	$—	$1,374,442
Return of capital on distributions received	—	(1,374,442)
Dividend income(1)	182,970	494,692
Interest income	14,838	119,483
Total investment income	197,808	614,175

EXPENSES:
Investment advisory fees (See Note 5)	94,227	440,936
Sub-transfer agent expenses – Investor Class (See Note 5)	6,344	29,016
Sub-transfer agent expenses – Institutional Class (See Note 5)	4,705	26,022
Distribution fees – Investor Class (See Note 5)	4,868	18,924
Administration, accounting, custody, and transfer agent fees (See Note 5)	12,480	39,390
Service fees – Investor Class (See Note 5)	3,245	12,616
Federal and state registration fees	14,642	15,715
Trustees’ fees and expenses	10,679	11,041
Audit fees	11,584	20,453
Compliance expense (See Note 5)	16,691	16,691
Reports to shareholders	4,163	7,059
Legal fees	97	556
Interest expense (See Notes 7 and 9)	348	—
Income tax expense	—	1,100
Other expenses	2,799	9,858
Total expenses before waivers and reimbursements	186,872	649,377
Service provider expense waiver (See Note 5)	(12,480)	(39,390)
Expense reimbursement by advisor – Investor Class (See Note 5)	—	(4,516)
Expense reimbursement by advisor – Institutional Class (See Note 5)	—	5,992
Net expenses	174,392	611,463
NET INVESTMENT INCOME (LOSS)	$23,416	$2,712

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on investments	$1,694,813	$93,915
Net change in unrealized appreciation/depreciation on investments	(2,149,518)	5,366,346
Deferred income tax	—	(1,163,614)
Net change in unrealized appreciation/depreciation on foreign currency	—	—
Net gain (loss) on investments	(454,705)	4,296,647
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(431,289)	$4,299,359

(1)	Net of foreign taxes withheld and issuance fees of $4,453, $12,249, $224,013, $451,510, $172,451, $0, $720, and $754.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Financial Statements — Statements of Operations
for the six months ended April 30, 2025 (Unaudited)

			HENNESSY	HENNESSY
HENNESSY		HENNESSY	LARGE CAP	SMALL CAP	HENNESSY
GAS UTILITY	HENNESSY	JAPAN SMALL	FINANCIAL	FINANCIAL	TECHNOLOGY
FUND	JAPAN FUND	CAP FUND	FUND	FUND	FUND

$—	$—	$—	$—	$—	$—
—	—	—	—	—	—
7,640,891	4,063,689	1,552,058	275,312	1,105,286	25,020
103,768	688,756	87,168	15,199	33,957	3,042
7,744,659	4,752,445	1,639,226	290,511	1,139,243	28,062

983,669	1,636,922	446,615	137,402	361,555	29,377
335,593	52,439	35,993	20,701	70,749	2,767
27,634	166,941	36,481	4,353	5,044	945
325,497	37,457	22,938	17,251	54,910	3,930
201,835	172,336	51,452	18,341	38,750	9,527
216,998	24,971	15,292	11,501	36,606	2,620
18,520	26,626	16,749	16,555	18,979	15,799
13,782	13,213	11,319	10,776	11,041	10,595
11,222	11,222	11,222	11,222	11,222	11,222
15,779	15,779	15,611	15,611	15,611	16,691
18,643	14,299	7,964	4,525	6,154	3,258
3,543	3,155	931	194	653	97
2,949	—	—	70	2,334	477
—	—	—	—	—	—
119,945	29,224	9,916	4,066	6,923	2,437
2,295,609	2,204,584	682,483	272,568	640,531	109,742
—	—	—	—	—	(9,527)
—	—	—	—	—	(36,199)
—	—	—	—	—	(18,084)
2,295,609	2,204,584	682,483	272,568	640,531	45,932
$5,449,050	$2,547,861	$956,743	$17,943	$498,712	$(17,870)

$23,802,652	$8,943,412	$5,751,329	$3,256,214	$5,570,491	$382,020
17,763,246	(3,563,665)	9,168,529	(2,156,128)	(10,648,049)	(584,878)
—	—	—	—	—	—
—	352,183	100,306	—	—	—
41,565,898	5,731,930	15,020,164	1,100,086	(5,077,558)	(202,858)
$47,014,948	$8,279,791	$15,976,907	$1,118,029	$(4,578,846)	$(220,728)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements — Statements of Changes in Net Assets

	Hennessy Cornerstone Growth Fund

	Six Months Ended
	April 30, 2025	Year Ended
	(Unaudited)	October 31, 2024
OPERATIONS:
Net investment income (loss)	$(1,049,102)	$(379,831)
Net realized gain (loss) on investments	(17,327,354)	87,209,748
Net change in unrealized appreciation/depreciation on investments	(7,779,537)	6,152,759
Net increase (decrease) in net assets resulting from operations	(26,155,993)	92,982,676

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings – Investor Class	(44,313,481)	(606,782)
Distributable earnings – Institutional Class	(23,640,467)	(167,282)
Total distributions	(67,953,948)	(774,064)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	70,332,567	187,004,052
Proceeds from shares subscribed – Institutional Class	118,684,663	176,079,733
Dividends reinvested – Investor Class	42,865,812	578,789
Dividends reinvested – Institutional Class	22,247,841	152,443
Cost of shares redeemed – Investor Class	(114,885,547)	(66,009,736)
Cost of shares redeemed – Institutional Class	(58,880,145)	(42,258,515)
Net increase (decrease) in net assets derived from capital share transactions	80,365,191	255,546,766
TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,744,750)	347,755,378

NET ASSETS:
Beginning of period	511,430,886	163,675,508
End of period	$497,686,136	$511,430,886

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	2,113,099	5,583,614
Shares sold – Institutional Class	3,578,310	5,015,256
Shares issued to holders as reinvestment of dividends – Investor Class	1,242,392	20,835
Shares issued to holders as reinvestment of dividends – Institutional Class	616,985	5,260
Shares redeemed – Investor Class	(3,661,106)	(1,996,103)
Shares redeemed – Institutional Class	(1,817,563)	(1,230,851)
Net increase (decrease) in shares outstanding	2,072,117	7,398,011

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Financial Statements — Statements of Changes in Net Assets

Hennessy Focus Fund		Hennessy Cornerstone Mid Cap 30 Fund		Hennessy Cornerstone Large Growth Fund

Six Months Ended		Six Months Ended		Six Months Ended
April 30, 2025	Year Ended	April 30, 2025	Year Ended	April 30, 2025	Year Ended
(Unaudited)	October 31, 2024	(Unaudited)	October 31, 2024	(Unaudited)	October 31, 2024

$(3,596,345)	$(2,065,371)	$2,319,896	$1,399,597	$674,745	$1,360,061
130,942,081	108,696,237	31,307,134	278,822,792	6,827,150	5,023,205
(168,234,059)	98,523,270	(276,516,022)	126,453,711	(15,592,112)	23,155,669
(40,888,323)	205,154,136	(242,888,992)	406,676,100	(8,090,217)	29,538,935

(51,685,363)	(79,757,816)	(106,325,530)	(30,621,646)	(5,162,662)	(4,666,709)
(37,079,720)	(49,294,820)	(173,232,185)	(30,645,521)	(770,277)	(700,235)
(88,765,083)	(129,052,636)	(279,557,715)	(61,267,167)	(5,932,939)	(5,366,944)

3,708,228	29,277,840	153,800,443	282,252,860	270,362	730,180
15,620,613	123,166,611	484,094,780	597,592,597	603,310	1,517,612
50,416,179	77,544,027	101,214,407	29,980,981	4,969,391	4,502,505
24,839,216	44,780,385	166,271,010	29,053,170	756,304	687,942
(68,237,487)	(109,103,205)	(229,312,059)	(131,986,048)	(9,797,354)	(11,559,927)
(106,595,522)	(138,696,803)	(516,133,587)	(146,433,185)	(2,338,623)	(3,548,864)
(80,248,773)	26,968,855	159,934,994	660,460,375	(5,536,610)	(7,670,552)
(209,902,179)	103,070,355	(362,511,713)	1,005,869,308	(19,559,766)	16,501,439

674,729,060	571,658,705	1,597,111,530	591,242,222	145,162,717	128,661,278
$464,826,881	$674,729,060	$1,234,599,817	$1,597,111,530	$125,602,951	$145,162,717

86,415	600,016	6,284,015	12,231,650	23,781	64,598
335,481	2,677,784	19,462,887	24,551,093	51,846	130,300
1,102,957	1,909,481	4,131,263	1,609,285	419,287	419,889
516,730	1,052,418	6,435,076	1,481,549	63,287	63,274
(1,496,068)	(2,423,040)	(10,360,107)	(5,870,859)	(842,606)	(1,002,293)
(2,328,381)	(2,894,254)	(23,247,348)	(6,109,706)	(203,341)	(301,654)
(1,782,866)	922,405	2,705,786	27,893,012	(487,746)	(625,886)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements — Statements of Changes in Net Assets

	Hennessy Cornerstone Value Fund

	Six Months Ended
	April 30, 2025	Year Ended
	(Unaudited)	October 31, 2024
OPERATIONS:
Net investment income	$4,183,103	$8,789,191
Net realized gain (loss) on investments	14,503,520	7,254,630
Net change in unrealized appreciation/depreciation on investments	(14,854,592)	40,523,513
Net increase in net assets resulting from operations	3,832,031	56,567,334

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings – Investor Class	(11,686,954)	(9,186,043)
Distributable earnings – Institutional Class	(373,765)	(284,175)
Total distributions	(12,060,719)	(9,470,218)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	2,672,026	1,844,518
Proceeds from shares subscribed – Institutional Class	5,442,934	1,069,369
Dividends reinvested – Investor Class	10,965,553	8,633,177
Dividends reinvested – Institutional Class	337,691	258,511
Cost of shares redeemed – Investor Class	(11,272,923)	(28,713,534)
Cost of shares redeemed – Institutional Class	(913,226)	(2,125,183)
Net increase (decrease) in net assets derived from capital share transactions	7,232,055	(19,033,142)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(996,633)	28,063,974

NET ASSETS:
Beginning of period	281,962,897	253,898,923
End of period	$280,966,264	$281,962,897

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	127,121	91,909
Shares sold – Institutional Class	252,235	53,722
Shares issued to holders as reinvestment of dividends – Investor Class	529,866	446,390
Shares issued to holders as reinvestment of dividends – Institutional Class	16,314	13,353
Shares redeemed – Investor Class	(530,161)	(1,445,888)
Shares redeemed – Institutional Class	(43,789)	(107,627)
Net increase (decrease) in shares outstanding	351,586	(948,141)
The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Financial Statements — Statements of Changes in Net Assets

Hennessy Total Return Fund		Hennessy Equity and Income Fund		Hennessy Balanced Fund

Six Months Ended		Six Months Ended		Six Months Ended
April 30, 2025	Year Ended	April 30, 2025	Year Ended	April 30, 2025	Year Ended
(Unaudited)	October 31, 2024	(Unaudited)	October 31, 2024	(Unaudited)	October 31, 2024

$606,417	$1,566,102	$232,643	$501,581	$136,713	$360,046
(1,077,742)	720,394	5,438,291	7,451,969	(375,231)	207,706
1,949,434	4,854,980	(5,529,813)	4,549,342	337,914	863,545
1,478,109	7,141,476	141,121	12,502,892	99,396	1,431,297

(1,078,276)	(3,616,720)	(3,436,863)	(3,105,856)	(278,599)	(376,967)
N/A	N/A	(3,061,325)	(3,077,045)	N/A	N/A
(1,078,276)	(3,616,720)	(6,498,188)	(6,182,901)	(278,599)	(376,967)

648,530	419,282	10,038,775	361,950	996,968	4,638,036
N/A	N/A	904,378	2,227,852	N/A	N/A
1,026,571	3,438,144	3,330,361	3,000,628	268,861	365,342
N/A	N/A	2,940,470	2,617,818	N/A	N/A
(2,785,342)	(5,881,147)	(12,765,253)	(9,212,958)	(868,881)	(5,638,415)
N/A	N/A	(6,061,270)	(14,790,153)	N/A	N/A
(1,110,241)	(2,023,721)	(1,612,539)	(15,794,863)	396,948	(635,037)
(710,408)	1,501,035	(7,969,606)	(9,474,872)	217,745	419,293

49,044,336	47,543,301	59,525,606	69,000,478	12,711,042	12,291,749
$48,333,928	$49,044,336	$51,556,000	$59,525,606	$12,928,787	$12,711,042

47,084	31,697	634,981	24,874	81,997	394,942
N/A	N/A	63,981	162,896	N/A	N/A
75,473	265,100	232,349	216,412	22,436	30,750
N/A	N/A	218,796	200,484	N/A	N/A
(205,592)	(443,078)	(817,792)	(627,737)	(72,713)	(477,224)
N/A	N/A	(449,286)	(1,078,531)	N/A	N/A
(83,035)	(146,281)	(116,971)	(1,101,602)	31,720	(51,532)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements — Statements of Changes in Net Assets

	Hennessy Energy Transition Fund

	Six Months Ended
	April 30, 2025	Year Ended
	(Unaudited)	October 31, 2024
OPERATIONS:
Net investment income	$23,416	$114,217
Net realized gain on investments	1,694,813	2,446,699
Net change in unrealized appreciation/depreciation on investments and foreign currency	(2,149,518)	(1,819,834)
Net increase (decrease) in net assets resulting from operations	(431,289)	741,082

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings – Investor Class	(4,830)	—
Return of capital – Investor Class	—	—
Distributable earnings – Institutional Class	(11,150)	—
Return of capital – Institutional Class	—	—
Total distributions	(15,980)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	1,108,426	826,073
Proceeds from shares subscribed – Institutional Class	1,732,817	1,770,310
Dividends reinvested – Investor Class	4,480	—
Dividends reinvested – Institutional Class	11,019	—
Cost of shares redeemed – Investor Class	(1,878,276)	(3,752,323)
Cost of shares redeemed – Institutional Class	(1,156,843)	(5,369,899)
Net increase (decrease) in net assets derived from capital share transactions	(178,377)	(6,525,839)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(625,646)	(5,784,757)

NET ASSETS:
Beginning of period	14,612,549	20,397,306
End of period	$13,986,903	$14,612,549

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	40,409	32,213
Shares sold – Institutional Class	60,453	69,692
Shares issued to holders as reinvestment of dividends – Investor Class	170	—
Shares issued to holders as reinvestment of dividends – Institutional Class	408	—
Shares redeemed – Investor Class	(70,761)	(152,192)
Shares redeemed – Institutional Class	(41,476)	(225,321)
Net increase (decrease) in shares outstanding	(10,797)	(275,608)

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Financial Statements — Statements of Changes in Net Assets

Hennessy Midstream Fund		Hennessy Gas Utility Fund		Hennessy Japan Fund

Six Months Ended		Six Months Ended		Six Months Ended
April 30, 2025	Year Ended	April 30, 2025	Year Ended	April 30, 2025	Year Ended
(Unaudited)	October 31, 2024	(Unaudited)	October 31, 2024	(Unaudited)	October 31, 2024

$2,712	$80,542	$5,449,050	$11,117,553	$2,547,861	$3,268,333
93,915	822,198	23,802,652	31,301,117	8,943,412	21,733,323
4,202,732	12,446,433	17,763,246	76,748,141	(3,211,482)	68,246,264
4,299,359	13,349,173	47,014,948	119,166,811	8,279,791	93,247,920

—	(310,240)	(25,840,870)	(25,604,263)	(2,871,000)	(2,789,944)
(1,002,680)	(1,489,856)	—	—	—	—
—	(651,672)	(3,916,043)	(3,717,985)	(21,721,268)	(14,520,668)
(2,054,727)	(3,129,507)	—	—	—	—
(3,057,407)	(5,581,275)	(29,756,913)	(29,322,248)	(24,592,268)	(17,310,612)

6,339,899	6,761,271	16,572,323	5,548,732	5,385,792	21,905,975
6,333,106	7,301,317	22,307,270	7,890,354	41,196,349	134,234,776
699,124	1,299,243	24,229,136	24,042,649	2,782,634	2,698,448
1,952,769	3,572,791	3,121,914	3,561,181	21,485,258	14,281,682
(4,369,619)	(6,649,066)	(29,919,211)	(67,542,228)	(10,047,034)	(28,127,178)
(4,243,061)	(6,998,085)	(18,514,071)	(26,637,584)	(46,614,086)	(86,372,015)
6,712,218	5,287,471	17,797,361	(53,136,896)	14,188,913	58,621,688
7,954,170	13,055,369	35,055,396	36,707,667	(2,123,564)	134,558,996

67,303,172	54,247,803	477,829,775	441,122,108	413,607,966	279,048,970
$75,257,342	$67,303,172	$512,885,171	$477,829,775	$411,484,402	$413,607,966

483,904	606,486	590,688	230,697	129,614	522,382
460,524	616,439	767,557	326,870	947,916	3,221,145
52,986	119,217	866,478	1,023,187	63,320	76,013
141,097	313,677	111,963	152,311	470,719	387,352
(339,751)	(599,504)	(1,074,135)	(2,813,424)	(239,581)	(686,959)
(313,055)	(608,303)	(678,178)	(1,138,705)	(1,066,400)	(2,016,273)
485,705	448,012	584,373	(2,219,064)	305,588	1,503,660

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements — Statements of Changes in Net Assets

	Hennessy Japan Small Cap Fund

	Six Months Ended
	April 30, 2025	Year Ended
	(Unaudited)	October 31, 2024
OPERATIONS:
Net investment income (loss)	$956,743	$1,455,262
Net realized gain on investments	5,751,329	4,432,544
Net change in unrealized appreciation/depreciation on investments and foreign currency	9,268,835	8,123,783
Net increase (decrease) in net assets resulting from operations	15,976,907	14,011,589

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings – Investor Class	(1,125,405)	(297,604)
Distributable earnings – Institutional Class	(3,349,956)	(914,493)
Total distributions	(4,475,361)	(1,212,097)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	2,129,134	6,202,819
Proceeds from shares subscribed – Institutional Class	7,152,493	18,992,960
Dividends reinvested – Investor Class	1,102,297	288,648
Dividends reinvested – Institutional Class	3,335,831	907,721
Cost of shares redeemed – Investor Class	(3,395,063)	(12,937,514)
Cost of shares redeemed – Institutional Class	(12,716,202)	(20,616,892)
Net increase (decrease) in net assets derived from capital share transactions	(2,391,510)	(7,162,258)
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,110,036	5,637,234

NET ASSETS:
Beginning of period	109,181,957	103,544,723
End of period	$118,291,993	$109,181,957

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	119,302	365,195
Shares sold – Institutional Class	421,563	1,165,653
Shares issued to holders as reinvestment of dividends – Investor Class	63,516	17,774
Shares issued to holders as reinvestment of dividends – Institutional Class	195,315	56,732
Shares redeemed – Investor Class	(198,289)	(785,981)
Shares redeemed – Institutional Class	(752,366)	(1,279,525)
Net increase (decrease) in shares outstanding	(150,959)	(460,152)

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Financial Statements — Statements of Changes in Net Assets

Hennessy Large Cap Financial Fund		Hennessy Small Cap Financial Fund		Hennessy Technology Fund

Six Months Ended		Six Months Ended		Six Months Ended
April 30, 2025	Year Ended	April 30, 2025	Year Ended	April 30, 2025	Year Ended
(Unaudited)	October 31, 2024	(Unaudited)	October 31, 2024	(Unaudited)	October 31, 2024

$17,943	$283,086	$498,712	$1,377,907	$(17,870)	$(10,988)
3,256,214	1,119,131	5,570,491	4,939,106	382,020	1,187,606
(2,156,128)	10,431,649	(10,648,049)	19,197,947	(584,878)	826,584
1,118,029	11,833,866	(4,578,846)	25,514,960	(220,728)	2,003,202

(129,935)	(343,966)	(4,675,618)	(3,164,215)	(222,761)	—
(57,383)	(181,936)	(544,794)	(528,957)	(116,886)	—
(187,318)	(525,902)	(5,220,412)	(3,693,172)	(339,647)	—

2,516,456	1,178,009	5,175,582	19,347,685	190,669	304,942
846,659	371,407	1,674,569	7,371,175	8,060	568,046
126,596	334,786	4,576,567	3,082,419	216,139	—
54,745	176,363	523,886	492,770	116,886	—
(3,759,151)	(4,548,139)	(23,849,478)	(16,067,224)	(480,151)	(796,185)
(1,926,316)	(9,480,261)	(1,683,069)	(10,323,135)	(860,746)	(532,311)
(2,141,011)	(11,967,835)	(13,581,943)	3,903,690	(809,143)	(455,508)
(1,210,300)	(659,871)	(23,381,201)	25,725,478	(1,369,518)	1,547,694

28,795,722	29,455,593	87,201,263	61,475,785	7,893,487	6,345,793
$27,585,422	$28,795,722	$63,820,062	$87,201,263	$6,523,969	$7,893,487

80,162	48,787	184,576	752,848	8,570	15,198
28,000	15,487	99,858	490,962	338	28,028
4,250	14,468	156,742	124,439	9,143	—
1,819	7,556	32,178	34,257	4,792	—
(129,240)	(194,450)	(862,509)	(653,173)	(21,557)	(38,331)
(64,411)	(422,417)	(116,509)	(704,006)	(39,883)	(25,502)
(79,420)	(530,569)	(505,664)	45,327	(38,597)	(20,607)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements — Statement of Cash Flows
Hennessy Total Return Fund for the six months ended April 30, 2025 (Unaudited)

Cash flows from operating activities:
Net increase in net assets from operations	$1,478,109
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Payments to purchase securities	(11,347,725)
Proceeds from sale of securities	12,673,300
Proceeds from securities litigation	—
Net sale of short term investments	1,958,128
Realized loss on investments in securities	1,077,742
Net accretion of discount on securities	(751,120)
Change in unrealized appreciation/depreciation on investments in securities	(1,949,434)
(Increases) decreases in operating assets:
Increase in dividends and interest receivable	(15,986)
Decrease in prepaid expenses and other assets	1,835
Increases (decreases) in operating liabilities:
Decrease in payable to advisor	(1,977)
Decrease in payable to administrator	(614)
Decrease in payable for distribution fees	(1,304)
Decrease in payable for service fees	(329)
Decrease in accrued interest payable	(18,244)
Decrease in accrued audit fees	(11,528)
Increase in accrued trustee fees	51
Decrease in other accrued expenses and payables	(3,088)
Net cash provided by operating securities	3,087,816

Cash flows from financing activities:
Decrease in reverse repurchase agreements	(899,500)
Proceeds on shares sold	648,731
Payment on shares redeemed	(2,785,342)
Distributions paid in cash, net of reinvestments	(51,705)
Net cash used for financing activities	(3,087,816)
Net increase in cash	—

Cash:
Beginning balance	—
Ending balance	—

Supplemental information:
Non-cash financing activities not included herein, consisting of dividend reinvestment of dividends and distributions	1,026,571

Cash paid for interest	511,141

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

(This Page Intentionally Left Blank.)

HENNESSY FUNDS	1-800-966-4354

Financial Statements — Financial Highlights
Hennessy Cornerstone Growth Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2025		Year Ended October 31
	(Unaudited)		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$35.40		$23.82	$24.07	$29.83	$19.91	$19.15

Income from investment operations:
Net investment income (loss)(1)	(0.09)		(0.05)	0.22	0.26	(0.14)	(0.08)
Net realized and unrealized gains (losses) on investments	(0.89)		11.73	0.35	0.62	10.06	0.84
Total from investment operations	(0.98)		11.68	0.57	0.88	9.92	0.76

Less distributions:
Dividends from net investment income	(0.04)		(0.10)	(0.27)	—	—	—
Dividends from net realized gains	(4.45)		—	(0.55)	(6.64)	—	—
Total distributions	(4.49)		(0.10)	(0.82)	(6.64)	—	—
Net asset value, end of period	$29.93		$35.40	$23.82	$24.07	$29.83	$19.91

TOTAL RETURN	-4.43	%(2)	49.17%	2.54%	2.51%	49.82%	3.97%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$276.53		$337.86	$141.36	$154.25	$151.96	$110.96
Ratio of expenses to average net assets	1.30	%(3)	1.29%	1.33%	1.33%	1.34%	1.36%
Ratio of net investment income (loss) to average net assets	(0.53	)%(3)	(0.16)%	0.95%	1.10%	(0.51)%	(0.45)%
Portfolio turnover rate(4)	91	%(2)	94%	90%	102%	98%	98%

(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.
(4)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Financial Statements — Financial Highlights
Hennessy Cornerstone Growth Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2025		Year Ended October 31
	(Unaudited)		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$37.04		$24.91	$25.17	$31.09	$20.68	$19.83

Income from investment operations:
Net investment income (loss)(1)	(0.03)		0.01	0.29	0.34	(0.05)	(0.03)
Net realized and unrealized gains (losses) on investments	(0.93)		12.30	0.38	0.67	10.46	0.88
Total from investment operations	(0.96)		12.31	0.67	1.01	10.41	0.85

Less distributions:
Dividends from net investment income	(0.11)		(0.18)	(0.35)	—	—	—
Dividends from net realized gains	(4.66)		—	(0.58)	(6.93)	—	—
Total distributions	(4.77)		(0.18)	(0.93)	(6.93)	—	—
Net asset value, end of period	$31.31		$37.04	$24.91	$25.17	$31.09	$20.68

TOTAL RETURN	-4.26	%(2)	49.64%	2.85%	2.84%	50.34%	4.29%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$221.16		$173.57	$22.32	$18.52	$15.78	$11.65
Ratio of expenses to average net assets	0.97	%(3)	0.97%	1.02%	1.01%	1.01%	1.05%
Ratio of net investment income (loss) to average net assets	(0.17	)%(3)	0.02%	1.18%	1.38%	(0.17)%	(0.14)%
Portfolio turnover rate(4)	91	%(2)	94%	90%	102%	98%	98%

(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.
(4)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements — Financial Highlights
Hennessy Focus Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2025		Year Ended October 31
	(Unaudited)		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$50.46		$46.14	$51.12	$80.48	$71.68	$85.11

Income from investment operations:
Net investment loss(1)	(0.32)		(0.21)	(0.29)	(0.56)	(0.63)	(0.66)
Net realized and unrealized gains (losses) on investments	(2.92)		15.14	2.15	(16.93)	31.46	(4.21)
Total from investment operations	(3.24)		14.93	1.86	(17.49)	30.83	(4.87)

Less distributions:
Dividends from net realized gains	(6.88)		(10.61)	(6.84)	(11.87)	(22.03)	(8.56)
Total distributions	(6.88)		(10.61)	(6.84)	(11.87)	(22.03)	(8.56)
Net asset value, end of period	$40.34		$50.46	$46.14	$51.12	$80.48	$71.68

TOTAL RETURN	-8.02	%(2)	37.93%	3.52%	-25.55%	52.87%	-6.79%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$303.38		$394.90	$357.13	$431.67	$709.40	$678.72
Ratio of expenses to average net assets	1.48	%(3)	1.49%	1.50%	1.52%	1.49%	1.51%
Ratio of net investment loss to average net assets	(1.44	)%(3)	(0.46)%	(0.58)%	(0.92)%	(0.88)%	(0.88)%
Portfolio turnover rate(4)	1	%(2)	10%	12%	5%	4%	5%

(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.
(4)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Financial Statements — Financial Highlights
Hennessy Focus Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2025		Year Ended October 31
	(Unaudited)		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$53.04		$48.32	$53.34	$83.66	$74.24	$87.83

Income from investment operations:
Net investment loss(1)	(0.21)		(0.06)	(0.11)	(0.34)	(0.37)	(0.39)
Net realized and unrealized gains (losses) on investments	(3.09)		15.89	2.23	(17.63)	32.62	(4.36)
Total from investment operations	(3.30)		15.83	2.12	(17.97)	32.25	(4.75)

Less distributions:
Dividends from net realized gains	(7.24)		(11.11)	(7.14)	(12.35)	(22.83)	(8.84)
Total distributions	(7.24)		(11.11)	(7.14)	(12.35)	(22.83)	(8.84)
Net asset value, end of period	$42.50		$53.04	$48.32	$53.34	$83.66	$74.24

TOTAL RETURN	-7.81	%(2)	38.44%	3.90%	-25.27%	53.43%	-6.45%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$161.45		$279.83	$214.53	$308.95	$498.51	$387.55
Ratio of expenses to average net assets	1.09	%(3)	1.11%	1.13%	1.13%	1.12%	1.14%
Ratio of net investment loss to average net assets	(0.89	)%(3)	(0.12)%	(0.22)%	(0.53)%	(0.50)%	(0.51)%
Portfolio turnover rate(4)	1	%(2)	10%	12%	5%	4%	5%

(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.
(4)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements — Financial Highlights
Hennessy Cornerstone Mid Cap 30 Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2025		Year Ended October 31
	(Unaudited)		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$26.48		$18.92	$20.83	$19.78	$13.27	$12.01

Income from investment operations:
Net investment income (loss)(1)	0.00		(0.01)	0.01	0.17	(0.14)	(0.03)
Net realized and unrealized gains (losses) on investments	(2.67)		9.47	1.68	1.22	6.65	1.29
Total from investment operations	(2.67)		9.46	1.69	1.39	6.51	1.26

Less distributions:
Dividends from net investment income	(0.04)		—	—	(0.34)	—	—
Dividends from net realized gains	(4.21)		(1.90)	(3.60)	—	—	—
Total distributions	(4.25)		(1.90)	(3.60)	—	—	—
Net asset value, end of period	$19.56		$26.48	$18.92	$20.83	$19.78	$13.27

TOTAL RETURN	-13.28	%(2)	54.22%	10.03%	7.12%	49.06%	10.49%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$464.35		$627.17	$297.37	$215.00	$219.58	$188.71
Ratio of expenses to average net assets	1.32	%(3)	1.33%	1.34%	1.35%	1.36%	1.37%
Ratio of net investment income (loss) to average net assets	0.05	%(3)	(0.06)%	0.09%	0.84%	(0.74)%	(0.27)%
Portfolio turnover rate(4)	47	%(2)	94%	120%	176%	0%	94%

(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.
(4)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Financial Statements — Financial Highlights
Hennessy Cornerstone Mid Cap 30 Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2025		Year Ended October 31
	(Unaudited)		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$27.96		$19.91	$21.84	$20.66	$13.81	$12.46

Income from investment operations:
Net investment income (loss)(1)	0.05		0.07	0.09	0.24	(0.07)	0.01
Net realized and unrealized gains (losses) on investments	(2.81)		9.98	1.76	1.29	6.92	1.34
Total from investment operations	(2.76)		10.05	1.85	1.53	6.85	1.35

Less distributions:
Dividends from net investment income	(0.12)		—	—	(0.35)	—	—
Dividends from net realized gains	(4.45)		(2.00)	(3.78)	—	—	—
Total distributions	(4.57)		(2.00)	(3.78)	(0.35)	—	—
Net asset value, end of period	$20.63		$27.96	$19.91	$21.84	$20.66	$13.81

TOTAL RETURN	-13.10	%(2)	54.74%	10.43%	7.52%	49.60%	10.83%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$770.25		$969.94	$293.88	$174.62	$169.19	$136.09
Ratio of expenses to average net assets	0.94	%(3)	0.95%	0.97%	1.00%	0.99%	1.01%
Ratio of net investment income (loss) to average net assets	0.42	%(3)	0.27%	0.44%	1.18%	(0.38)%	0.09%
Portfolio turnover rate(4)	47	%(2)	94%	120%	176%	0%	94%
(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.
(4)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements — Financial Highlights
Hennessy Cornerstone Large Growth Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2025		Year Ended October 31
	(Unaudited)		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$11.94		$10.06	$10.92	$14.35	$10.21	$10.54

Income from investment operations:
Net investment income(1)	0.06		0.10	0.11	0.09	0.09	0.09
Net realized and unrealized gains (losses) on investments	(0.74)		2.19	0.87	(1.66)	4.64	(0.15)
Total from investment operations	(0.68)		2.29	0.98	(1.57)	4.73	(0.06)

Less distributions:
Dividends from net investment income	(0.11)		(0.11)	(0.08)	(0.08)	(0.10)	(0.14)
Dividends from net realized gains	(0.39)		(0.30)	(1.76)	(1.78)	(0.49)	(0.13)
Total distributions	(0.50)		(0.41)	(1.84)	(1.86)	(0.59)	(0.27)
Net asset value, end of period	$10.76		$11.94	$10.06	$10.92	$14.35	$10.21

TOTAL RETURN	-6.09	%(2)	23.34%	9.48%	-12.76%	48.00%	-0.75%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$110.89		$127.75	$112.89	$115.15	$143.11	$103.11
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.28	%(3)	1.27%	1.28%	1.30%	1.29%	1.31%
After expense reimbursement/recoupment	1.28	%(3)	1.27%	1.28%	1.30%	1.29%	1.31	%(4)
Ratio of net investment income to average net assets:
Before expense reimbursement/recoupment	0.96	%(3)	0.89%	1.10%	0.76%	0.69%	0.93%
After expense reimbursement/recoupment	0.96	%(3)	0.89%	1.10%	0.76%	0.69%	0.93%
Portfolio turnover rate(5)	44	%(2)	54%	53%	76%	68%	62%

(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.
(4)	The Fund had an expense limitation agreement in place through November 30, 2019.
(5)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Financial Statements — Financial Highlights
Hennessy Cornerstone Large Growth Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2025		Year Ended October 31
	(Unaudited)		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$12.08		$10.18	$11.05	$14.51	$10.33	$10.65

Income from investment operations:
Net investment income(1)	0.07		0.14	0.14	0.13	0.12	0.13
Net realized and unrealized gains (losses) on investments	(0.74)		2.21	0.89	(1.68)	4.68	(0.15)
Total from investment operations	(0.67)		2.35	1.03	(1.55)	4.80	(0.02)

Less distributions:
Dividends from net investment income	(0.14)		(0.14)	(0.12)	(0.11)	(0.13)	(0.17)
Dividends from net realized gains	(0.39)		(0.31)	(1.78)	(1.80)	(0.49)	(0.13)
Total distributions	(0.53)		(0.45)	(1.90)	(1.91)	(0.62)	(0.30)
Net asset value, end of period	$10.88		$12.08	$10.18	$11.05	$14.51	$10.33

TOTAL RETURN	-5.88	%(2)	23.62%	9.85%	-12.52%	48.30%	-0.40%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$14.72		$17.41	$15.77	$14.80	$18.39	$12.60
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.00	%(3)	1.00%	1.00%	0.99%	1.04%	1.01%
After expense reimbursement/recoupment	1.00	%(3)	1.00%	1.00%	0.99%	1.04%	1.01	%(4)
Ratio of net investment income to average net assets:
Before expense reimbursement/recoupment	1.25	%(3)	1.17%	1.37%	1.08%	0.91%	1.23%
After expense reimbursement/recoupment	1.25	%(3)	1.17%	1.37%	1.08%	0.91%	1.23%
Portfolio turnover rate(5)	44	%(2)	54%	53%	76%	68%	62%

(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.
(4)	The Fund had an expense limitation agreement in place through November 30, 2019.
(5)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements — Financial Highlights
Hennessy Cornerstone Value Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2025		Year Ended October 31
	(Unaudited)		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$21.61		$18.14	$20.30	$19.59	$13.69	$17.43

Income from investment operations:
Net investment income(1)	0.32		0.65	0.63	0.55	0.44	0.41
Net realized and unrealized gains (losses) on investments	(0.03)		3.51	(0.84)	1.10	5.87	(3.01)
Total from investment operations	0.29		4.16	(0.21)	1.65	6.31	(2.60)

Less distributions:
Dividends from net investment income	(0.67)		(0.69)	(0.50)	(0.51)	(0.41)	(0.47)
Dividends from net realized gains	(0.26)		—	(1.45)	(0.43)	—	(0.67)
Total distributions	(0.93)		(0.69)	(1.95)	(0.94)	(0.41)	(1.14)
Net asset value, end of period	$20.97		$21.61	$18.14	$20.30	$19.59	$13.69

TOTAL RETURN	1.41	%(2)	23.38%	-1.45%	8.68%	46.82%	-16.22%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$268.42		$273.89	$246.40	$268.81	$254.23	$189.60
Ratio of expenses to average net assets	1.21	%(3)	1.22%	1.23%	1.23%	1.23%	1.30%
Ratio of net investment income to average net assets	2.98	%(3)	3.21%	3.31%	2.74%	2.43%	2.71%
Portfolio turnover rate(4)	27	%(2)	22%	31%	36%	41%	32%

(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.
(4)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Financial Statements — Financial Highlights
Hennessy Cornerstone Value Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2025		Year Ended October 31
	(Unaudited)		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$21.68		$18.17	$20.34	$19.63	$13.71	$17.45

Income from investment operations:
Net investment income(1)	0.34		0.69	0.67	0.58	0.48	0.44
Net realized and unrealized gains (losses) on investments	(0.03)		3.52	(0.84)	1.12	5.88	(3.01)
Total from investment operations	0.31		4.21	(0.17)	1.70	6.36	(2.57)

Less distributions:
Dividends from net investment income	(0.72)		(0.70)	(0.55)	(0.56)	(0.44)	(0.49)
Dividends from net realized gains	(0.26)		—	(1.45)	(0.43)	—	(0.68)
Total distributions	(0.98)		(0.70)	(2.00)	(0.99)	(0.44)	(1.17)
Net asset value, end of period	$21.01		$21.68	$18.17	$20.34	$19.63	$13.71

TOTAL RETURN	1.51	%(2)	23.66%	-1.26%	8.92%	47.19%	-16.06%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$12.55		$8.07	$7.50	$24.35	$5.50	$4.29
Ratio of expenses to average net assets:	0.98	%(3)	0.98%	1.06%	1.00%	0.99%	1.08%
Ratio of net investment income to average net assets:	3.18	%(3)	3.44%	3.48%	2.92%	2.67%	2.94%
Portfolio turnover rate(4)	27	%(2)	22%	31%	36%	41%	32%

(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.
(4)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements — Financial Highlights
Hennessy Total Return Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2025		Year Ended October 31
	(Unaudited)		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$13.45		$12.53	$13.47	$13.54	$11.97	$13.98

Income from investment operations:
Net investment income(1)	0.17		0.42	0.40	0.22	0.20	0.27
Net realized and unrealized gains (losses) on investments	0.24		1.47	(0.30)	(0.07)	2.33	(1.99)
Total from investment operations	0.41		1.89	0.10	0.15	2.53	(1.72)

Less distributions:
Dividends from net investment income	((0.17)		(0.43)	(0.38)	(0.22)	(0.20)	(0.29)
Dividends from net realized gains	(0.13)		(0.54)	(0.66)	—	(0.76)	—
Total distributions	(0.30)		(0.97)	(1.04)	(0.22)	(0.96)	(0.29)
Net asset value, end of period	$13.56		$13.45	$12.53	$13.47	$13.54	$11.97

TOTAL RETURN	3.06	%(2)	15.52%	0.53%	1.12%	21.72%	-12.36%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$48.33		$49.04	$47.54	$53.36	$54.45	$50.67
Ratio of expenses, including interest expense, to average net assets	3.30	%(3)	3.62%	3.37%	1.77%	1.35%	1.73%
Ratio of net investment income to average net assets	2.51	%(3)	3.14%	3.05%	1.62%	1.52%	2.05%
Portfolio turnover rate	33	%(2)	32%	36%	24%	19%	39%

(1)	Calculated using the average shares outstanding method.
(2)	Not Annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

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HENNESSY FUNDS	1-800-966-4354

Financial Statements — Financial Highlights
Hennessy Equity and Income Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2025		Year Ended October 31
	(Unaudited)		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$15.52		$14.10	$14.06	$17.26	$15.12	$15.72

Income from investment operations:
Net investment income(1)	0.05		0.09	0.10	0.08	0.09	0.16
Net realized and unrealized gains (losses) on investments	(0.05)		2.63	0.42	(2.09)	3.01	0.40
Total from investment operations	0.00		2.72	0.52	(2.01)	3.10	0.56

Less distributions:
Dividends from net investment income	(0.04)		(0.09)	(0.10)	(0.08)	(0.10)	(0.16)
Dividends from net realized gains	(1.66)		(1.21)	(0.38)	(1.11)	(0.86)	(1.00)
Total distributions	(1.70)		(1.30)	(0.48)	(1.19)	(0.96)	(1.16)
Net asset value, end of period	$13.82		$15.52	$14.10	$14.06	$17.26	$15.12

TOTAL RETURN	-0.35	%(2)	20.43%	3.67%	-12.60%	21.24%	3.74%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$28.97		$31.75	$34.29	$39.17	$53.97	$51.29
Ratio of expenses to average net assets	1.60	%(3)	1.55%	1.52%	1.51%	1.49%	1.49%
Ratio of net investment income to average net assets	0.66	%(3)	0.59%	0.71%	0.53%	0.54%	1.08%
Portfolio turnover rate(4)	17	%(2)	16%	11%	15%	26%	22%

(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.
(4)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Financial Statements — Financial Highlights
Hennessy Equity and Income Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2025		Year Ended October 31
	(Unaudited)		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$14.55		$13.23	$13.21	$16.22	$14.22	$14.80

Income from investment operations:
Net investment income(1)	0.07		0.13	0.15	0.13	0.14	0.20
Net realized and unrealized gains (losses) on investments	(0.03)		2.47	0.38	(1.97)	2.83	0.38
Total from investment operations	0.04		2.60	0.53	(1.84)	2.97	0.58

Less distributions:
Dividends from net investment income	(0.07)		(0.14)	(0.15)	(0.13)	(0.16)	(0.22)
Dividends from net realized gains	(1.56)		(1.14)	(0.36)	(1.04)	(0.81)	(0.94)
Total distributions	(1.63)		(1.28)	(0.51)	(1.17)	(0.97)	(1.16)
Net asset value, end of period	$12.96		$14.55	$13.23	$13.21	$16.22	$14.22

TOTAL RETURN	-0.11	%(2)	20.85%	3.99%	-12.25%	21.68%	4.16%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$22.58		$27.78	$34.71	$47.74	$66.06	$61.75
Ratio of expenses to average net assets	1.23	%(3)	1.18%	1.15%	1.13%	1.12%	1.12%
Ratio of net investment income to average net assets	1.03	%(3)	0.97%	1.08%	0.90%	0.91%	1.44%
Portfolio turnover rate(4)	17	%(2)	16%	11%	15%	26%	22%

(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.
(4)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements — Financial Highlights
Hennessy Balanced Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2025		Year Ended October 31
	(Unaudited)		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$12.06		$11.12	$11.82	$12.39	$10.84	$12.38

Income from investment operations:
Net investment income(1)	0.13		0.32	0.26	0.06	0.02	0.12
Net realized and unrealized gains (losses) on investments	(0.02)		0.95	(0.27)	(0.15)	1.56	(1.04)
Total from investment operations	0.11		1.27	(0.01)	(0.09)	1.58	(0.92)

Less distributions:
Dividends from net investment income	(0.13)		(0.32)	(0.25)	(0.05)	(0.03)	(0.12)
Dividends from net realized gains	(0.14)		(0.01)	(0.44)	(0.43)	—	(0.50)
Total distributions	(0.27)		(0.33)	(0.69)	(0.48)	(0.03)	(0.62)
Net asset value, end of period	$11.90		$12.06	$11.12	$11.82	$12.39	$10.84

TOTAL RETURN	0.87	%(2)	11.47%	-0.22%	-0.70%	14.62%	-7.84%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$12.93		$12.71	$12.29	$12.89	$13.53	$11.99
Ratio of expenses to average net assets	1.91	%(3)	1.82%	1.84%	1.80%	1.85%	1.89%
Ratio of net investment income to average net assets	2.17	%(3)	2.70%	2.26%	0.49%	0.17%	1.05%
Portfolio turnover rate	22	%(2)	57%	22%	29%	31%	42%

(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

(This Page Intentionally Left Blank.)

HENNESSY FUNDS	1-800-966-4354

Financial Statements — Financial Highlights
Hennessy Energy Transition Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2025		Year Ended October 31
	(Unaudited)		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$25.88		$24.22	$24.15	$18.31	$8.74	$14.08

Income from investment operations:
Net investment income(1)	0.02		0.13	0.17	0.16	0.06	0.04
Net realized and unrealized gains (losses) on investments	(0.67)		1.53	0.02	7.74	9.51	(5.38)
Total from investment operations	(0.65)		1.66	0.19	7.90	9.57	(5.34)

Less distributions:
Dividends from net investment income	(0.02)		—	(0.12)	(2.06)	—	—
Total distributions	(0.02)		—	(0.12)	(2.06)	—	—
Net asset value, end of period	$25.21		$25.88	$24.22	$24.15	$18.31	$8.74

TOTAL RETURN	-2.51	%(3)	6.85%	0.81%	49.24%	109.50%	-37.93%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$5.55		$6.47	$8.96	$10.21	$6.80	$2.50
Ratio of expenses to average net assets:
Before expense reimbursement	2.67	%(4)	2.61%	2.42%	2.42%	2.96%	2.59%
After expense reimbursement(2)	2.50	%(4)	2.44%	2.27%	2.25%	2.74%	2.03	%(5)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.02	)%(4)	0.36%	0.59%	0.64%	0.16%	(0.18)%
After expense reimbursement	0.15	%(4)	0.53%	0.74%	0.81%	0.38%	0.38%
Portfolio turnover rate(6)	21	%(3)	14%	28%	31%	74%	73%

(1)	Calculated using the average shares outstanding method.
(2)	Certain service provider expenses were voluntarily waived during the fiscal period.
(3)	Not annualized.
(4)	Annualized.
(5)	The Fund had an expense limitation agreement in place through October 25, 2020.
(6)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Financial Statements — Financial Highlights
Hennessy Energy Transition Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2025		Year Ended October 31
	(Unaudited)		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$26.46		$24.68	$24.59	$18.60	$8.85	$14.26

Income from investment operations:
Net investment income(1)	0.06		0.24	0.25	0.23	0.07	0.12
Net realized and unrealized gains (losses) on investments	(0.67)		1.54	0.02	7.87	9.68	(5.50)
Total from investment operations	(0.61)		1.78	0.27	8.10	9.75	(5.38)

Less distributions:
Dividends from net investment income	(0.04)		—	(0.18)	(2.11)	—	(0.03)
Total distributions	(0.04)		—	(0.18)	(2.11)	—	(0.03)
Net asset value, end of period	$25.81		$26.46	$24.68	$24.59	$18.60	$8.85

TOTAL RETURN	-2.32	%(3)	7.21%	1.14%	49.71%	110.17%	-37.80%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$8.44		$8.14	$11.43	$13.33	$9.45	$3.82
Ratio of expenses to average net assets:
Before expense reimbursement	2.33	%(4)	2.28%	2.08%	2.09%	2.61%	2.01%
After expense reimbursement(2)	2.17	%(4)	2.11%	1.93%	1.92%	2.39%	1.77	%(5)
Ratio of net investment income to average net assets:
Before expense reimbursement	0.27	%(4)	0.77%	0.92%	0.96%	0.22%	0.79%
After expense reimbursement	0.43	%(4)	0.94%	1.07%	1.13%	0.44%	1.03%
Portfolio turnover rate(6)	21	%(3)	14%	28%	31%	74%	73%

(1)	Calculated using the average shares outstanding method.
(2)	Certain service provider expenses were voluntarily waived during the fiscal period.
(3)	Not annualized.
(4)	Annualized.
(5)	The Fund had an expense limitation agreement in place through October 25, 2020.
(6)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements — Financial Highlights
Hennessy Midstream Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2025		Year Ended October 31
	(Unaudited)		2024		2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$11.39		$10.02		$9.58	$8.66	$5.55	$10.90

Income from investment operations:
Net investment loss(1)(2)	(0.01)		(0.00	)(3)	(0.02)	(0.07)	(0.07)	(0.10)
Net realized and unrealized gains (losses) on investments	0.87		2.40		1.49	2.02	4.21	(4.22)
Total from investment operations	0.86		2.40		1.47	1.95	4.14	(4.32)

Less distributions:
Dividends from net investment income	—		(0.18)		(0.84)	(0.06)	—	—
Dividends from return of capital	(0.52)		(0.85)		(0.19)	(0.97)	(1.03)	(1.03)
Total distributions	(0.52)		(1.03)		(1.03)	(1.03)	(1.03)	(1.03)
Net asset value, end of period	$11.73		$11.39		$10.02	$9.58	$8.66	$5.55

TOTAL RETURN	7.04	%(4)	24.81%		16.39%	24.03%	78.41%	-42.13%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$23.44		$20.53		$16.79	$11.47	$6.72	$3.81
Ratio of expenses to average net assets:
Before expense reimbursement	1.88	%(5)	1.94%		2.03%	2.05%	2.11%	2.12%
After expense reimbursement(6)	1.75	%(5)	1.75%		1.78%	1.76%	1.76%	1.76%
Ratio of net investment loss to average net assets:
Before expense reimbursement(2)	(0.35	)%(5)	(0.23)%		(0.50)%	(1.08)%	(1.26)%	(1.63)%
After expense reimbursement(2)	(0.22	)%(5)	(0.04)%		(0.25)%	(0.79)%	(0.91)%	(1.27)%
Portfolio turnover rate(7)	0	%(4)	6%		16%	33%	40%	53%
(1)	Calculated using the average shares outstanding method.
(2)	Includes current and deferred tax benefit/expense from net investment income/loss only.
(3)	Amount is between $(0.005) and $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Certain service provider expenses were voluntarily waived during the fiscal period.
(7)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Financial Statements — Financial Highlights
Hennessy Midstream Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2025		Year Ended October 31
	(Unaudited)		2024	2023		2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$11.95		$10.43	$9.91		$8.90	$5.68	$11.09

Income from investment operations:
Net investment income (loss)(1)(2)	0.01		0.02	(0.00	)(3)	(0.05)	(0.05)	(0.10)
Net realized and unrealized gains (losses) on investments	0.89		2.53	1.55		2.09	4.30	(4.28)
Total from investment operations	0.90		2.55	1.55		2.04	4.25	(4.38)

Less distributions:
Dividends from net investment income	—		(0.18)	(0.84)		(0.06)	—	—
Dividends from return of capital	(0.52)		(0.85)	(0.19)		(0.97)	(1.03)	(1.03)
Total distributions	(0.52)		(1.03)	(1.03)		(1.03)	(1.03)	(1.03)
Net asset value, end of period	$12.33		$11.95	$10.43		$9.91	$8.90	$5.68

TOTAL RETURN	7.05	%(4)	25.30%	16.67%		24.41%	78.57%	-41.93%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$51.82		$46.77	$37.46		$33.06	$30.45	$18.33
Ratio of expenses to average net assets:
Before expense reimbursement	1.50	%(5)	1.54%	1.65%		1.69%	1.74%	1.79%
After expense reimbursement(6)	1.42	%(5)	1.50%	1.53%		1.51%	1.51%	1.51%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement(2)	0.03	%(5)	0.17%	(0.12)%		(0.71)%	(0.89)%	(1.55)%
After expense reimbursement(2)	0.11	%(5)	0.21%	(0.00	)%(3)	(0.53)%	(0.66)%	(1.27)%
Portfolio turnover rate(7)	0	%(4)	6%	16%		33%	40%	53%

(1)	Calculated using the average shares outstanding method.
(2)	Includes current and deferred tax benefit/expense from net investment income/loss only.
(3)	Amount is between $(0.005) and $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Certain service provider expenses were voluntarily waived during the fiscal period.
(7)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements — Financial Highlights
Hennessy Gas Utility Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2025		Year Ended October 31
	(Unaudited)		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$27.57		$22.57	$25.91	$26.09	$24.08	$29.64

Income from investment operations:
Net investment income(1)	0.30		0.60	0.54	0.50	0.52	0.58
Net realized and unrealized gains (losses) on investments	2.44		5.95	(1.70)	1.98	4.00	(4.14)
Total from investment operations	2.74		6.55	(1.16)	2.48	4.52	(3.56)

Less distributions:
Dividends from net investment income	(0.25)		(0.61)	(0.53)	(0.50)	(0.57)	(0.56)
Dividends from net realized gains	(1.43)		(0.94)	(1.65)	(2.16)	(1.94)	(1.44)
Total distributions	(1.68)		(1.55)	(2.18)	(2.66)	(2.51)	(2.00)
Net asset value, end of period	$28.63		$27.57	$22.57	$25.91	$26.09	$24.08

TOTAL RETURN	10.14	%(2)	30.34%	-5.01%	10.14%	19.91%	-12.49%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$453.98		$426.63	$384.37	$459.41	$457.31	$483.56
Ratio of expenses to average net assets	0.97	%(3)	0.99%	1.00%	1.00%	1.00%	1.02%
Ratio of net investment income to average net assets	2.19	%(3)	2.46%	2.21%	1.88%	2.06%	2.24%
Portfolio turnover rate(4)	13	%(2)	13%	12%	31%	15%	16%

(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.
(4)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Financial Statements — Financial Highlights
Hennessy Gas Utility Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2025		Year Ended October 31
	(Unaudited)		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$27.50		$22.51	$25.84	$26.01	$24.01	$29.56

Income from investment operations:
Net investment income(1)	0.33		0.67	0.62	0.57	0.59	0.66
Net realized and unrealized gains (losses) on investments	2.44		5.94	(1.70)	1.99	3.99	(4.13)
Total from investment operations	2.77		6.61	(1.08)	2.56	4.58	(3.47)

Less distributions:
Dividends from net investment income	(0.30)		(0.68)	(0.60)	(0.58)	(0.65)	(0.64)
Dividends from net realized gains	(1.42)		(0.94)	(1.65)	(2.15)	(1.93)	(1.44)
Total distributions	(1.72)		(1.62)	(2.25)	(2.73)	(2.58)	(2.08)
Net asset value, end of period	$28.55		$27.50	$22.51	$25.84	$26.01	$24.01

TOTAL RETURN	10.29	%(2)	30.74%	-4.74%	10.53%	20.29%	-12.22%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$58.91		$51.20	$56.75	$93.58	$63.06	$66.46
Ratio of expenses to average net assets	0.66	%(3)	0.69%	0.71%	0.68%	0.69%	0.70%
Ratio of net investment income to average net assets	2.40	%(3)	2.76%	2.52%	2.13%	2.35%	2.57%
Portfolio turnover rate(4)	13	%(2)	13%	12%	31%	15%	16%

(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(2)	Annualized.
(2)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements — Financial Highlights
Hennessy Japan Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2025		Year Ended October 31
	(Unaudited)		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$43.21		$34.99	$29.43	$47.78	$42.79	$37.17

Income from investment operations:
Net investment income (loss)(1)	0.18		0.19	0.23	(0.11)	(0.23)	(0.14)
Net realized and unrealized gains (losses) on investments	0.69		10.21	5.33	(17.83)	5.22	5.81
Total from investment operations	0.87		10.40	5.56	(17.94)	4.99	5.67

Less distributions:
Dividends from net investment income	(0.41)		—	—	(0.41)	—	(0.02)
Dividends from net realized gains	(2.01)		(2.18)	—	—	—	(0.03)
Total distributions	(2.42)		(2.18)	—	(0.41)	—	(0.05)
Net asset value, end of period	$41.66		$43.21	$34.99	$29.43	$47.78	$42.79

TOTAL RETURN	1.77	%(2)	31.08%	18.89%	-37.86%	11.66%	15.27%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$48.67		$52.49	$45.61	$39.55	$86.11	$142.30
Ratio of expenses to average net assets	1.40	%(3)	1.42%	1.44%	1.44%	1.43%	1.43%
Ratio of net investment income (loss) to average net assets	0.88	%(3)	0.47%	0.65%	(0.30)%	(0.49)%	(0.37)%
Portfolio turnover rate(4)	10	%(2)	17%	57%	21%	16%	23%

(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.
(4)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Financial Statements — Financial Highlights
Hennessy Japan Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2025		Year Ended October 31
	(Unaudited)		2024	2023	2022	2021		2020
PER SHARE DATA:
Net asset value, beginning of period	$45.03		$36.32	$30.43	$49.54	$44.19		$38.37

Income from investment operations:
Net investment income (loss)(1)	0.28		0.39	0.30	0.02	(0.03)		0.02
Net realized and unrealized gains (losses) on investments	0.71		10.58	5.59	(18.39)	5.38		5.99
Total from investment operations	0.99		10.97	5.89	(18.37)	5.35		6.01

Less distributions:
Dividends from net investment income	(0.59)		—	—	(0.74)	(0.00	)(2)	(0.16)
Dividends from net realized gains	(2.09)		(2.26)	—	—	—		(0.03)
Total distributions	(2.68)		(2.26)	—	(0.74)	(0.00	)(2)	(0.19)
Net asset value, end of period	$43.34		$45.03	$36.32	$30.43	$49.54		$44.19

TOTAL RETURN	1.96	%(3)	31.59%	19.36%	-37.63%	12.11%		15.72%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$362.82		$361.11	$233.44	$275.24	$727.47		$608.11
Ratio of expenses to average net assets	1.03	%(4)	1.02%	1.04%	1.05%	1.04%		1.04%
Ratio of net investment income (loss) to average net assets	1.30	%(4)	0.92%	0.84%	0.04%	(0.07)%		0.04%
Portfolio turnover rate(5)	10	%(3)	17%	57%	21%	16%		23%

(1)	Calculated using the average shares outstanding method.
(2)	Amount is between $(0.005) and $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements — Financial Highlights
Hennessy Japan Small Cap Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2025		Year Ended October 31
	(Unaudited)		2024	2023	2022		2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$16.63		$14.74	$13.10	$18.12		$15.73	$15.43

Income from investment operations:
Net investment income(1)	0.12		0.16	0.14	0.12		0.03	0.01
Net realized and unrealized gains (losses) on investments	2.35		1.87	1.58	(5.07)		2.40	0.50
Total from investment operations	2.47		2.03	1.72	(4.95)		2.43	0.51

Less distributions:
Dividends from net investment income	(0.15)		(0.14)	(0.08)	(0.00	)(2)	(0.04)	(0.21)
Dividends from net realized gains	(0.47)		—	—	(0.07)		—	—
Total distributions	(0.62)		(0.14)	(0.08)	(0.07)		(0.04)	(0.21)
Net asset value, end of period	$18.48		$16.63	$14.74	$13.10		$18.12	$15.73

TOTAL RETURN	15.16	%(3)	13.79%	13.22%	-27.41%		15.46%	3.27%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$33.08		$30.02	$32.56	$31.23		$46.15	$46.41
Ratio of expenses to average net assets	1.51	%(4)	1.52%	1.51%	1.57%		1.53%	1.55%
Ratio of net investment income to average net assets	1.41	%(4)	0.96%	0.97%	0.83%		0.16%	0.09%
Portfolio turnover rate(5)	20	%(3)	28%	32%	45%		24%	17%

(1)	Calculated using the average shares outstanding method.
(2)	Amount is between $(0.005) and $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Financial Statements — Financial Highlights
Hennessy Japan Small Cap Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2025		Year Ended October 31
	(Unaudited)		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$16.43		$14.56	$12.97	$17.94	$15.58	$15.28

Income from investment operations:
Net investment income(1)	0.16		0.23	0.21	0.18	0.11	0.07
Net realized and unrealized gains (losses) on investments	2.32		1.83	1.54	(4.99)	2.37	0.50
Total from investment operations	2.48		2.06	1.75	(4.81)	2.48	0.57

Less distributions:
Dividends from net investment income	(0.24)		(0.19)	(0.16)	(0.09)	(0.12)	(0.27)
Dividends from net realized gains	(0.47)		—	—	(0.07)	—	—
Total distributions	(0.71)		(0.19)	(0.16)	(0.16)	(0.12)	(0.27)
Net asset value, end of period	$18.20		$16.43	$14.56	$12.97	$17.94	$15.58

TOTAL RETURN	15.39	%(2)	14.23%	13.60%	-27.05%	15.90%	3.69%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$85.21		$79.16	$70.99	$47.65	$66.58	$34.58
Ratio of expenses to average net assets	1.11	%(3)	1.12%	1.11%	1.17%	1.13%	1.13%
Ratio of net investment income to average net assets	1.83	%(3)	1.42%	1.44%	1.22%	0.63%	0.45%
Portfolio turnover rate(4)	20	%(2)	28%	32%	45%	24%	17%

(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.
(4)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements — Financial Highlights
Hennessy Large Cap Financial Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2025		Year Ended October 31
	(Unaudited)		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$27.37		$18.57	$24.80	$35.32	$22.33	$22.63

Income from investment operations:
Net investment income (loss)(1)	0.01		0.20	0.35	0.15	(0.15)	(0.05)
Net realized and unrealized gains (losses) on investments	1.17		9.00	(4.92)	(9.02)	13.14	(0.25)
Total from investment operations	1.18		9.20	(4.57)	(8.87)	12.99	(0.30)

Less distributions:
Dividends from net investment income	(0.17)		(0.40)	(0.13)	—	—	—
Dividends from net realized gains	—		—	(1.53)	(1.65)	—	—
Total distributions	(0.17)		(0.40)	(1.66)	(1.65)	—	—
Net asset value, end of period	$28.38		$27.37	$18.57	$24.80	$35.32	$22.33

TOTAL RETURN	4.27	%(2)	49.91%	-19.62%	-26.22%	58.17%	-1.33%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$20.80		$21.29	$16.88	$23.63	$36.42	$22.51
Ratio of expenses to average net assets	1.86	%(3)	1.89%	1.79%	1.69%	1.68%	1.75%
Ratio of net investment income (loss) to average net assets	0.04	%(3)	0.84%	1.64%	0.55%	(0.47)%	(0.21)%
Portfolio turnover rate(4)	31	%(2)	37%	114%	78%	62%	88%

(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.
(4)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Financial Statements — Financial Highlights
Hennessy Large Cap Financial Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2025		Year Ended October 31
	(Unaudited)		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$27.69		$18.76	$25.11	$35.63	$22.44	$22.68

Income from investment operations:
Net investment income (loss)(1)	0.05		0.32	0.43	0.25	(0.03)	0.02
Net realized and unrealized gains (losses) on investments	1.18		9.06	(4.99)	(9.10)	13.22	(0.26)
Total from investment operations	1.23		9.38	(4.56)	(8.85)	13.19	(0.24)

Less distributions:
Dividends from net investment income	(0.23)		(0.45)	(0.24)	—	—	—
Dividends from net realized gains	—		—	(1.55)	(1.67)	—	—
Total distributions	(0.23)		(0.45)	(1.79)	(1.67)	—	—
Net asset value, end of period	$28.69		$27.69	$18.76	$25.11	$35.63	$22.44

TOTAL RETURN	4.39	%(2)	50.45%	-19.41%	-25.95%	58.78%	-1.06%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$6.78		$7.50	$12.58	$22.15	$35.06	$21.15
Ratio of expenses to average net assets	1.55	%(3)	1.57%	1.46%	1.33%	1.32%	1.45%
Ratio of net investment income (loss) to average net assets	0.35	%(3)	1.35%	1.99%	0.89%	(0.11)%	0.08%
Portfolio turnover rate(4)	31	%(2)	37%	114%	78%	62%	88%

(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.
(4)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements — Financial Highlights
Hennessy Small Cap Financial Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2025		Year Ended October 31
	(Unaudited)		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$27.88		$20.42	$29.47	$31.52	$17.46	$21.60

Income from investment operations:
Net investment income(1)	0.17		0.45	0.43	0.22	0.25	0.16
Net realized and unrealized gains (losses) on investments	(2.01)		8.20	(7.13)	(1.96)	14.01	(3.55)
Total from investment operations	(1.84)		8.65	(6.70)	(1.74)	14.26	(3.39)

Less distributions:
Dividends from net investment income	(0.35)		(0.48)	(0.19)	(0.22)	(0.20)	(0.09)
Dividends from net realized gains	(1.26)		(0.71)	(2.16)	(0.09)	—	(0.66)
Total distributions	(1.61)		(1.19)	(2.35)	(0.31)	(0.20)	(0.75)
Net asset value, end of period	$24.43		$27.88	$20.42	$29.47	$31.52	$17.46

TOTAL RETURN	-7.50	%(2)	43.17%	-24.53%	-5.60%	82.20%	-16.37%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$58.08		$80.80	$54.60	$93.40	$140.03	$54.96
Ratio of expenses to average net assets	1.62	%(3)	1.62%	1.62%	1.59%	1.58%	1.65%
Ratio of net investment income to average net assets	1.22	%(3)	1.83%	1.83%	0.72%	0.90%	0.96%
Portfolio turnover rate(4)	22	%(2)	54%	72%	27%	28%	75%

(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.
(4)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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Financial Statements — Financial Highlights
Hennessy Small Cap Financial Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2025		Year Ended October 31
	(Unaudited)		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$15.89		$11.82	$17.24	$18.57	$10.37	$12.92

Income from investment operations:
Net investment income(1)	0.12		0.33	0.30	0.20	0.21	0.13
Net realized and unrealized gains (losses) on investments	(1.12)		4.71	(4.14)	(1.14)	8.26	(2.10)
Total from investment operations	(1.00)		5.04	(3.84)	(0.94)	8.47	(1.97)

Less distributions:
Dividends from net investment income	(0.44)		(0.56)	(0.31)	(0.34)	(0.27)	(0.19)
Dividends from net realized gains	(0.72)		(0.41)	(1.27)	(0.05)	—	(0.39)
Total distributions	(1.16)		(0.97)	(1.58)	(0.39)	(0.27)	(0.58)
Net asset value, end of period	$13.73		$15.89	$11.82	$17.24	$18.57	$10.37

TOTAL RETURN	-7.37	%(2)	43.64%	-24.32%	-5.21%	82.88%	-16.05%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$5.74		$6.40	$6.87	$20.17	$32.08	$10.61
Ratio of expenses to average net assets	1.32	%(3)	1.28%	1.29%	1.22%	1.20%	1.29%
Ratio of net investment income to average net assets	1.49	%(3)	2.35%	2.13%	1.13%	1.31%	1.27%
Portfolio turnover rate(4)	22	%(2)	54%	72%	27%	28%	75%

(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.
(4)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements — Financial Highlights
Hennessy Technology Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2025		Year Ended October 31
	(Unaudited)		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$22.28		$16.94	$14.81	$26.89	$20.50	$18.90

Income from investment operations:
Net investment income (loss)(1)	(0.06)		(0.05)	(0.01)	0.00 (2)	(0.02)	0.02
Net realized and unrealized gains (losses) on investments	(0.52)		5.39	2.15	(5.38)	8.82	2.10
Total from investment operations	(0.58)		5.34	2.14	(5.38)	8.80	2.12

Less distributions:
Dividends from net investment income	—		—	(0.01)	—	(0.04)	—
Dividends from net realized gains	(0.97)		—	—	(6.70)	(2.37)	(0.52)
Total distributions	(0.97)		—	(0.01)	(6.70)	(2.41)	(0.52)
Net asset value, end of period	$20.73		$22.28	$16.94	$14.81	$26.89	$20.50

TOTAL RETURN	-3.14	%(3)	31.52%	14.47%	-26.44%	45.11%	11.42%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$4.77		$5.21	$4.35	$3.99	$6.06	$4.26
Ratio of expenses to average net assets:
Before expense reimbursement	2.86	%(4)	2.77%	3.17%	3.06%	2.79%	3.45%
After expense reimbursement(5)	1.24	%(4)	1.23%	1.23%	1.23%	1.23%	1.23%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(2.16	)%(4)	(1.76)%	(2.02)%	(1.81)%	(1.64)%	(2.12)%
After expense reimbursement	(0.54	)%(4)	(0.22)%	(0.08)%	0.02%	(0.08)%	0.10%
Portfolio turnover rate(6)	35	%(3)	84%	101%	151%	200%	192%
(1)	Calculated using the average shares outstanding method.
(2)	Amount is between $(0.005) and $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Certain service provider expenses were voluntarily waived during the fiscal period.
(6)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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Financial Statements — Financial Highlights
Hennessy Technology Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2025		Year Ended October 31
	(Unaudited)		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$22.98		$17.43	$15.26	$27.65	$21.08	$19.40

Income from investment operations:
Net investment income (loss)(1)	(0.03)		0.01	0.03	0.05	0.05	0.07
Net realized and unrealized gains (losses) on investments	(0.54)		5.54	2.21	(5.55)	9.06	2.15
Total from investment operations	(0.57)		5.55	2.24	(5.50)	9.11	2.22

Less distributions:
Dividends from net investment income	—		—	(0.07)	—	(0.11)	(0.01)
Dividends from net realized gains	(1.00)		—	—	(6.89)	(2.43)	(0.53)
Total distributions	(1.00)		—	(0.07)	(6.89)	(2.54)	(0.54)
Net asset value, end of period	$21.41		$22.98	$17.43	$15.26	$27.65	$21.08

TOTAL RETURN	-3.01	%(2)	31.84%	14.77%	-26.28%	45.49%	11.67%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$1.76		$2.68	$1.99	$1.39	$2.06	$1.47
Ratio of expenses to average net assets:
Before expense reimbursement	2.57	%(3)	2.47%	2.85%	2.73%	2.44%	3.08%
After expense reimbursement(4)	0.99	%(3)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.86	)%(3)	(1.46)%	(1.70)%	(1.48)%	(1.29)%	(1.74)%
After expense reimbursement	(0.28	)%(3)	0.03%	0.17%	0.27%	0.17%	0.36%
Portfolio turnover rate(5)	35	%(2)	84%	101%	151%	200%	192%

(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.
(4)	Certain service provider expenses were voluntarily waived during the fiscal period.
(5)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Notes to the Financial Statements
April 30, 2025 (Unaudited)

1).  ORGANIZATION

The Hennessy Cornerstone Growth Fund (the “Growth Fund”), the Hennessy Focus Fund (the “Focus Fund”), the Hennessy Cornerstone Mid Cap 30 Fund (the “Mid Cap 30 Fund”), the Hennessy Cornerstone Large Growth Fund (the “Large Growth Fund”), the Hennessy Value Fund (the “Value Fund”), the Hennessy Total Return Fund (the “Total Return Fund”), the Hennessy Equity and Income Fund (the “Equity and Income Fund”), the Hennessy Balanced Fund (the “Balanced Fund”), the Hennessy Energy Transition Fund (the “Energy Transition Fund”), the Hennessy Midstream Fund (the “Midstream Fund”), the Hennessy Gas Utility Fund (the “Gas Utility Fund”), the Hennessy Japan Fund (the “Japan Fund”), the Hennessy Japan Small Cap Fund (the “Japan Small Cap Fund”), the Hennessy Large Cap Financial Fund (the “Large Cap Financial Fund”), the Hennessy Small Cap Financial Fund (the “Small Cap Financial Fund”), and the Hennessy Technology Fund (the “Technology Fund”) (each, a “Fund,” and collectively, the “Funds”) are each a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992. The Funds are open-end management investment companies registered under the Investment Company Act of 1940, as amended.

The investment objective of the Growth Fund, the Mid Cap 30 Fund, and the Large Growth Fund is long-term growth of capital. The investment objective of the Focus Fund, the Large Cap Financial Fund, and the Small Cap Financial Fund is capital appreciation. The investment objective of the Value Fund and the Total Return Fund is total return, consisting of capital appreciation and current income. The investment objective of the Equity and the Income Fund is long-term capital growth and current income. The investment objective of the Balanced Fund is a combination of capital appreciation and current income. The investment objective of the Energy Transition Fund is to seek total return. The investment objective of the Midstream Fund is to seek capital appreciation through distribution growth along with current income. The investment objective of the Gas Utility Fund is income and capital appreciation. The investment objective of the Japan Fund, the Japan Small Cap Fund, and the Technology Fund, is long-term capital appreciation.

The Midstream Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. Because the Midstream Fund is treated as a “C” corporation, it is not taxed as a regulated investment company under Subchapter M of the Code and is not required to comply with the diversification requirements applicable to regulated investment companies. The Growth Fund, the Mid Cap 30 Fund, the Large Growth Fund, the Value Fund, the Equity and Income Fund, the Energy Transition Fund, the Gas Utility Fund, the Japan Fund, the Japan Small Cap Fund, and the Technology Fund are diversified funds, but the Japan Fund employs a relatively concentrated investment strategy and may hold securities of fewer issuers than other diversified funds. The Focus Fund, the Total Return Fund, the Balanced Fund, the Midstream Fund, the Large Cap Financial Fund, and the Small Cap Financial Fund are non-diversified funds.

Each Fund other than the Total Return Fund and the Balanced Fund offers Investor Class and Institutional Class shares. Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses. There are no sales charges. Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only one class. The Total Return Fund and the Balanced Fund offer only Investor Class shares.

As investment companies, the Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies conform to U.S. generally accepted accounting principles (“GAAP”).

a).	Securities Valuation – All investments in securities are valued in accordance with the Funds’ valuation policies and procedures, as described in Note 3.

b).
Federal Income Taxes – This paragraph applies to all Funds other than the Midstream Fund. Each Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. As a result, no Fund has made provision for federal income taxes or excise taxes. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from those reported in the financial statements because of temporary book-basis and tax-basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. Each Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. Each Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

This paragraph applies to the Midstream Fund. The Midstream Fund is taxed as a corporation and is obligated to pay U.S. federal and state income tax on its taxable income. Currently, the maximum marginal regular federal income tax rate for a corporation is 21%. The Midstream Fund invests a substantial portion of its assets in master limited partnerships (“MLPs”), which are treated as partnerships for federal income tax purposes. As a limited partner in MLPs, the Midstream Fund reports its allocable share of each MLP’s taxable income in computing its own taxable income. The Midstream Fund includes any tax expense or benefit in its Statement of Operations based on the component of income or gains/losses to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the carrying amount of assets and liabilities for income tax purposes. The Midstream Fund recognizes a valuation allowance if, based on the weight of available evidence, it is more likely than not that the Fund will not realize some portion or all of the deferred income tax assets. As of April 30, 2025, the Midstream Fund did not have a valuation allowance on its deferred tax assets.

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c).
Accounting for Uncertainty in Income Taxes – The Funds have accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The tax returns of the Funds for the prior three fiscal years are open for examination. The Funds have reviewed all open tax years in major tax jurisdictions and concluded that there is no material impact on the net assets of any Fund and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. With the exception of the Midstream Fund, the major tax jurisdictions of the Funds are U.S. federal and Delaware. The Midstream Fund files U.S. federal income tax returns and various state income tax returns.

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis. Market discounts, original issue discounts, and market premiums on debt securities are accreted or amortized to interest income over the life of a security with a corresponding increase or decrease, as applicable, in the cost basis of such security using the yield-to-maturity method or, where applicable, the first call date of the security. Other non-cash dividends are recognized as investment income at the fair value of the property received. Each Fund is charged for those expenses that are directly attributable to its portfolio, such as advisory, administration, and certain shareholder service fees.

For those Funds with multiple classes of shares, income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on such class’s net assets.

Distributions received from investments in MLPs, if applicable, generally consist of ordinary income, capital gains, and return of capital. The Funds record investment income on the ex-date of the distributions. For financial statement purposes, the Funds use return of capital and income estimates to allocate the dividend income received. Such estimates are based on historical information available from the MLPs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the applicable Fund.

e).
Distributions to Shareholders – This paragraph applies to all Funds other than the Midstream Fund. Dividends from net investment income, if any, are declared and paid at the end of each calendar quarter for the following Funds: the Total Return Fund, the Equity and Income Fund, the Balanced Fund, and the Gas Utility Fund. Dividends from net investment income, if any, are declared and paid annually, usually in December, for all other Funds. Distributions of net realized capital gains for the Funds, if any, are declared and paid annually, usually in December.

The rest of this subsection applies to the Midstream Fund. The Midstream Fund typically makes cash distributions to its shareholders quarterly at the beginning of the months of March, June, September, and December. Due to the tax treatment of the Midstream Fund’s allocations and distributions from MLPs, a significant portion of the Midstream Fund’s distributions to shareholders typically is treated as return of capital to shareholders for U.S. federal income tax purposes (i.e., as distributions in excess of the Midstream Fund’s current and accumulated earnings and profits as described below). However, no assurance can be given in this regard; just as the Midstream Fund’s corporate income tax liability can fluctuate materially from year to year, the extent to which the Midstream Fund is able to make return-of-capital distributions also can vary materially from year to year depending on a number of different factors, including the composition of the Midstream Fund’s portfolio, the level of allocations of net income and other tax items for the Midstream Fund from its underlying MLP investments, the length of time the Midstream Fund has owned the MLP equity securities in its portfolio, and the extent to which the Midstream Fund disposes of MLP equity securities during a particular year, including to meet Midstream Fund shareholder redemption requests as necessary.

In general, a distribution constitutes a return of capital to a shareholder rather than a dividend to the extent such distribution exceeds the Midstream Fund’s current and accumulated earnings and profits. The portion of any distribution treated as a return of capital constitutes a tax-free return of capital to the extent of a shareholder’s cost basis in shares of the Midstream Fund and thereafter generally is taxable to the shareholder as a capital gain. A return-of-capital distribution also reduces the shareholder’s cost basis in shares of the Midstream Fund (but not below zero). A lower cost basis means that a shareholder recognizes more gain or less loss when the shareholder eventually sells shares of the Midstream Fund, which increases the shareholder’s tax liability.

The Midstream Fund attempts to maintain a stable distribution rate and therefore may distribute more or less than the actual amount of cash it receives from its investments in a particular period. Any undistributed cash would be available to supplement future distributions, and until distributed would increase the Midstream Fund’s net asset value (“NAV”). Correspondingly, such amounts, once distributed, decrease the Midstream Fund’s NAV. In addition, the Midstream Fund may opt not to make distributions in quarters in which the Midstream Fund believes that a distribution could cause adverse tax consequences to shareholders, including when the Midstream Fund believes that a distribution may not constitute a tax-free return of capital, as described above.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the realized gain/loss from an investment transaction using the specific identification method for the best tax relief order by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of each such security.

g).
Use of Estimates – Preparing financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation – The NAV per share of each Fund is calculated by dividing (i) the total value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by (ii) the total number of Fund shares outstanding, rounded to the nearest $0.01. Fund shares are not priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

i).
Foreign Currency – Values of investments denominated in foreign currencies, if any, are converted into U.S. dollars using the spot market exchange rate at the time of valuation. Purchases and sales of investments and income are translated into U.S. dollars using the spot market exchange rate prevailing on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations

HENNESSY FUNDS	1-800-966-4354

resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held. Such fluctuations are included in net realized and unrealized gain/loss on investments. Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

j).
Reverse Repurchase Agreements – Transactions involving reverse repurchase agreements by the Total Return Fund are treated as collateralized financing transactions and are recorded at their contracted resell or repurchase amounts, which approximates fair value. Upon entering into a reverse repurchase agreement transaction, the Total Return Fund establishes a segregated account in which it maintains liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and the Total Return Fund subsequently monitors the account to ensure that it maintains such equivalent value. Interest on reverse repurchase agreements is included in interest payable.

As of April 30, 2025, securities with a fair value of $22,883,666 were pledged by the Total Return Fund to collateralize reverse repurchase agreements, which securities are included in investments in securities in its Statement of Assets and Liabilities.

k).
REIT Equity Securities – Distributions received from real estate investment trusts (“REITs”) may be classified as dividends, capital gains, or return of capital. Investments in REITs may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make any required distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. At other times, investments in a REIT may result in a Fund’s receipt of cash in excess of the REIT’s earnings. If a Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by a Fund from a REIT generally do not constitute qualified dividend income and do not qualify for the dividends-received deduction.

l).
Partnership Accounting Policy – To the extent a Fund receives distributions from underlying partnerships in which it invests, the Fund records its pro rata share of income/loss and capital gains/losses and accordingly adjusts the cost basis of the underlying partnerships for return of capital.

m).
Offsetting Assets and Liabilities – The Total Return Fund follows the financial reporting rules regarding offsetting assets and liabilities and related netting arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Reverse repurchase transactions are entered into by the Total Return Fund under Master Repurchase Agreements (“MRAs”) that permit the Total Return Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables under the MRA with collateral held with the counterparty and create one single net payment from the Fund. Upon a bankruptcy or insolvency of the MRA counterparty, the Total Return Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, the Total Return Fund’s use of the proceeds of the MRA may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Total Return Fund’s obligation to repurchase the securities. For additional information regarding the offsetting of assets and liabilities as of April 30, 2025, please refer to the table in Note 9.

n).
Illiquid Securities – Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (the “Liquidity Program”). The Liquidity Program requires, among other things, that the Fund limit its illiquid investments to no more than 15% of its net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of by the Fund in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

o).
Recent Accounting Pronouncements and Regulatory Updates – In November 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting ASU 2023-07 with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Advisor, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

3).  SECURITIES VALUATION

The Funds follow their valuation policies and procedures in determining their respective NAVs and, in preparing these financial statements, the fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that a Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs other than quoted prices included in Level 1 (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs (including a Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

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The following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities on a recurring basis, as applicable:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, MLPs, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available generally are valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The Nasdaq Stock Market (“Nasdaq”) generally are valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available generally are valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Funds calculate their NAVs because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time a Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Mutual Funds – Investments in open-end registered investment companies other than exchange-traded funds, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and are classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above for equity securities. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeds 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

If market quotations are not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, such security will be valued at its fair value under the Fund’s established fair valuation procedures as implemented by Hennessy Advisors, Inc. (the “Advisor”), the Funds’ valuation designee. The Advisor, as the valuation designee, is subject to the oversight of the Board of Trustees of the Trust (the “Board”). There are numerous criteria considered in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Advisor will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through the application of such procedures.

The fair value of any foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. Using fair value pricing means that a Fund’s NAV reflects the affected portfolio securities’ values as determined by the Advisor, the Board’s valuation designee, pursuant to the Fund’s fair value pricing procedures, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Japan Fund and the Japan Small Cap Fund do invest, and the other Funds except the Mid Cap 30 Fund, the Large Growth Fund, the Total Return Fund, and the Balanced Fund may invest, in foreign securities, for example, the value of a Fund’s portfolio securities may change on days when shareholders are unable to purchase or redeem Fund shares.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of each Fund’s securities as of April 30, 2025, are included in its Schedule of Investments.

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4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) during the six months ended April 30, 2025, were as follows:

	Purchases	Sales
Growth Fund	$480,676,011	$472,299,574
Focus Fund	4,527,417	172,735,201
Mid Cap 30 Fund	744,139,452	818,277,729
Large Growth Fund	59,776,865	70,395,763
Value Fund	75,891,375	77,449,253
Total Return Fund	11,347,725	12,673,300
Equity and Income Fund	9,480,192	15,997,092
Balanced Fund	1,523,402	1,389,227
Energy Transition Fund	3,084,119	3,631,165
Midstream Fund	4,592,204	55
Gas Utility Fund	65,593,996	80,477,093
Japan Fund	36,813,361	60,292,398
Japan Small Cap Fund	21,424,665	30,896,539
Large Cap Financial Fund	9,388,996	12,268,940
Small Cap Financial Fund	17,209,904	35,429,169
Technology Fund	2,724,006	3,861,132

Purchases and sales/maturities of long-term U.S. government securities for the Equity and Income Fund during the six months ended April 30, 2025, were $190,328 and $1,811,308, respectively. There were no purchases or sales/maturities of long-term U.S. government securities by any other Funds during the six months ended April 30, 2025.

5).  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Funds with investment advisory services under Investment Advisory Agreements between the Advisor and the Trust. The Advisor provides or oversees the provision of all investment advice and furnishes office spaces, facilities, and most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee from each Fund. The net investment advisory fees expensed by each Fund during the six months ended April 30, 2025, are included in its Statement of Operations. The fee for each Fund is based on the average daily net assets of the Fund at an annual rate of:

Growth Fund	0.74%	Energy Transition Fund	1.25%
Focus Fund	0.90%	Midstream Fund	1.10%
Mid Cap 30 Fund	0.74%	Gas Utility Fund	0.40%
Large Growth Fund	0.74%	Japan Fund	0.80%
Value Fund	0.74%	Japan Small Cap Fund	0.80%
Total Return Fund	0.60%	Large Cap Financial Fund	0.90%
Equity and Income Fund	0.80%	Small Cap Financial Fund	0.90%
Balanced Fund	0.60%	Technology Fund	0.74%

The Advisor has delegated the day-to-day management of some of the Funds to a sub-advisor. The Advisor pays all sub-advisory fees from its own assets, and these fees are not an additional expense of the Funds. The following table lists each sub-advised Fund, the sub-advisor for such Fund, and the annual rate used to calculate the sub-advisory fee payable by the Advisor to such Fund’s sub-advisor:

Fund	Sub-Advisor	Annual Rate
Hennessy Focus Fund	Broad Run Investment Management, LLC	0.29%
Hennessy Equity and Income Fund	FCI Advisors (fixed income allocation)	0.27%
	The London Company of Virginia, LLC (equity allocation)	0.33%
Hennessy Japan Fund	SPARX Asset Management Co., Ltd.	$0-$500 million: 0.35%
		Above $500 million-$1 billion: 0.40%
		Above $1 billion: 0.42%
Hennessy Japan Small Cap Fund	SPARX Asset Management Co., Ltd.	$0-$500 million: 0.35%
		Above $500 million-$1 billion: 0.40%
		Above $1 billion: 0.42%

During the six months ended April 30, 2025, the Advisor paid a sub-advisory fee at the average rate of 0.35% of the daily net assets of each of the Japan Fund and the Japan Small Cap Fund.

The Advisor has contractually agreed to (i) limit total annual operating expenses of the Midstream Fund to 1.75% of its net assets for Investor Class shares and 1.50% of its net assets for Institutional Class shares (excluding all federal, state, and local taxes, interest, brokerage commissions, dividend and interest expenses on short sales, extraordinary items, and acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities) and (ii) limit total annual operating expenses of the Technology Fund to 0.98% of its net assets for both Investor Class shares and Institutional Class shares (excluding all federal, state, and local taxes, interest, brokerage commissions, 12b-1 fees, shareholder servicing fees payable to the Advisor, extraordinary items, and acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities), in each case, through February 28, 2026.

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For three years following the date on which expenses were waived or incurred, the Advisor may recoup waived or reimbursed expenses from a Fund if total operating expenses, including such recoupment, does not exceed the expense limitation in effect (i) at the time the Advisor waived or reimbursed such expenses and (ii) at the time the Advisor recoups such expenses. As of April 30, 2025, expenses subject to potential recovery and the fiscal years in which they expire were as follows:

	Fiscal Year 2025	Fiscal Year 2026	Fiscal Year 2027	Fiscal Year 2028	Total
Midstream Fund – Investor Class	$8,587	$19,218	$15,904	$4,516	$48,225
Midstream Fund – Institutional Class	—	—	—	—	—
Technology Fund – Investor Class	35,231	72,197	66,424	36,199	210,051
Technology Fund – Institutional Class	10,775	25,964	31,785	18,084	86,608

The Advisor recouped $5,992 of previously waived expenses from Institutional Class shares of the Midstream Fund during the six months ended April 30, 2025. The Advisor did not recoup expenses from the Technology Fund during the six months ended April 30, 2025.

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of each Fund, which compensates the Advisor for the non-investment advisory services it provides to each Fund. The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Funds attributable to Investor Class shares. The shareholder service fees expensed by each Fund during the six months ended April 30, 2025, are included in its Statement of Operations.

Each Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of Fund shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares. Even though the authorized rate is up to 0.25%, each Fund is currently only using up to 0.15% of its average daily net assets attributable to Investor Class shares for such purpose. Amounts paid under the plans may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, printing and mailing of prospectuses to other than current shareholders, printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by each Fund during the six months ended April 30, 2025, are included in its Statement of Operations.

The Funds have entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of Fund shares. The agreements provide for periodic payments of sub-transfer agent expenses by the Funds to brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services. These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by each Fund during the six months ended April 30, 2025, are included in its Statement of Operations.

The Gas Utility Fund has entered into an Administrative Services Agreement among the Gas Utility Fund, the Advisor, and the American Gas Association (“AGA”), pursuant to which the AGA provides administrative services to the Gas Utility Fund, including overseeing the calculation of the AGA Stock Index. ScottMadden, Inc. performs the actual computations required to produce the AGA Stock Index and receives a fee for such calculations pursuant to a contractual arrangement with AGA. AGA does not furnish other securities advice to the Gas Utility Fund or the Advisor or make recommendations regarding the purchase or sale of securities by the Gas Utility Fund. Under the terms of the Administrative Services Agreement, which has been approved by the Board, AGA provides the Gas Utility Fund with current information regarding the common stock composition of the AGA Stock Index at least monthly. In addition, on request, AGA provides the Gas Utility Fund and the Advisor with information on the natural gas industry. The Gas Utility Fund pays AGA a fee at an annual rate of 0.04% of the average daily net assets of the Gas Utility Fund.

U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”) provides the Funds with administrative, accounting, and transfer agent services. As administrator, Fund Services is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Funds, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Funds’ custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Funds’ expenses and reviewing the Funds’ expense accruals. U.S. Bank N.A., an affiliate of Fund Services, serves as the Funds’ custodian. The servicing agreements between the Trust, Fund Services, and U.S. Bank N.A. contain a fee schedule that is inclusive of administrative, accounting, custody, and transfer agent fees. The administrative, accounting, custody, and transfer agent fees expensed by each Fund during the six months ended April 30, 2025, are included in its Statement of Operations. Fund Services has voluntarily waived all or a portion of its fees for the Energy Transition Fund, the Midstream Fund, and the Technology Fund. The fees voluntarily waived by Fund Services during the six months ended April 30, 2025, are included in the Statement of Operations for the Energy Transition Fund, the Midstream Fund, and the Technology Fund.

Quasar Distributors, LLC, a wholly owned broker-dealer subsidiary of Foreside Financial Group, LLC, acts as the Funds’ principal underwriter in a continuous public offering of Fund shares.

The officers of the Funds are affiliated with the Advisor. With the exception of the Chief Compliance Officer and Senior Compliance Officer, such officers receive no compensation from the Funds for serving in their respective roles. The Funds make reimbursement payments on an equal basis to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and Senior Compliance Officer. The compliance fees expensed by each Fund during the six months ended April 30, 2025, for reimbursement payments to the Advisor are included in its Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds. Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, each Fund expects the risk of loss to be remote.

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7).  LINE OF CREDIT

Each Fund has an uncommitted line of credit with the other Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Fund’s net assets, or 30% for the Gas Utility Fund, the Japan Fund, and the Japan Small Cap Fund, and 10% for the Balanced Fund. The line of credit is intended to provide any necessary short-term financing in connection with shareholder redemptions, subject to certain restrictions. The credit facility is with the Funds’ custodian bank, U.S. Bank N.A. Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by each Funds’ assets (as to its own borrowings only). The following table shows the outstanding average daily balance, weighted average interest rate, and maximum amount outstanding during the six months ended April 30, 2025, for each Fund that utilized the line of credit, as well as the amount of borrowings outstanding under the line of credit as of April 30, 2025:

	Outstanding Daily	Weighted Average	Maximum Amount	Amount Outstanding at
	Average Balance	Interest Rate	Outstanding	April 30, 2025
Growth Fund	$86,464	7.50%	$5,792,000	$—
Focus Fund	21,133	7.75%	1,275,000	—
Mid Cap 30 Fund	520,343	7.50%	33,281,000	—
Large Growth Fund	4,425	8.00%	393,000	—
Equity and Income Fund	39,514	7.75%	5,614,000	—
Energy Transition Fund	8,939	7.75%	393,000	—
Gas Utility Fund	78,215	7.50%	7,221,000	—
Large Cap Financial Fund	1,746	8.00%	196,000	—
Small Cap Financial Fund	61,906	7.50%	5,865,000	—
Technology Fund	12,663	7.50%	576,000	—

The interest expensed by each Fund under the line of credit during the six months ended April 30, 2025, is included in its Statement of Operations.

8).  FEDERAL TAX INFORMATION

a).	All Funds other than the Midstream Fund – As of October 31, 2024, the Funds’ most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Growth	Focus	Mid Cap 30	Large Growth
	Fund	Fund	Fund	Fund
Cost of investments for tax purposes	$487,023,994	$266,171,819	$1,471,694,139	$124,007,371
Gross tax unrealized appreciation	$67,309,332	$414,785,154	$167,421,162	$28,828,988
Gross tax unrealized depreciation	(42,860,231)	(5,130,499)	(40,295,726)	(7,578,211)
Net tax unrealized appreciation/(depreciation)	$24,449,101	$409,654,655	$127,125,436	$21,250,777
Undistributed ordinary income	$1,089,939	$—	$6,062,965	$2,770,315
Undistributed long-term capital gains	66,863,967	88,765,061	272,691,615	3,162,532
Total distributable earnings	$67,953,906	$88,765,061	$278,754,580	$5,932,847
Other accumulated gain/(loss)	$—	$(2,336,331)	$—	$—
Total accumulated gain/(loss)	$92,403,007	$496,083,385	$405,880,016	$27,183,624

			Equity and
	Value	Total Return	Income	Balanced
	Fund	Fund	Fund	Fund
Cost of investments for tax purposes	$225,381,435	$67,316,092	$41,535,116	$12,155,298
Gross tax unrealized appreciation	$63,541,881	$7,127,206	$20,126,503	$1,198,897
Gross tax unrealized depreciation	(7,358,071)	(3,663,125)	(1,656,304)	(667,612)
Net tax unrealized appreciation/(depreciation)	$56,183,810	$3,464,081	$18,470,199	$531,285
Undistributed ordinary income	$10,410,022	$80,158	$6,435	$20,636
Undistributed long-term capital gains	—	485,415	6,294,142	142,559
Total distributable earnings	$10,410,022	$565,573	$6,300,577	$163,195
Other accumulated gain/(loss)	$—	$—	$—	$—
Total accumulated gain/(loss)	$66,593,832	$4,029,654	$24,770,776	$694,480

	Energy Transition	Gas Utility	Japan	Japan Small
	Fund	Fund	Fund	Cap Fund
Cost of investments for tax purposes	$10,255,203	$237,433,280	$296,504,179	$102,866,966
Gross tax unrealized appreciation	$4,729,509	$264,873,594	$129,942,682	$16,113,580
Gross tax unrealized depreciation	(208,584)	(24,418,102)	(15,925,820)	(10,587,013)
Net tax unrealized appreciation/(depreciation)	$4,520,925	$240,455,492	$114,016,862	$5,526,567
Undistributed ordinary income	$—	$89,922	$5,417,582	$1,307,095
Undistributed long-term capital gains	—	25,133,393	19,174,987	3,051,814
Total distributable earnings	$—	$25,223,315	$24,592,569	$4,358,909
Other accumulated gain/(loss)	$(36,589,815)	$—	$—	$—
Total accumulated gain/(loss)	$(32,068,890)	$265,678,807	$138,609,431	$9,885,476

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	Large Cap	Small Cap
	Financial	Financial	Technology
	Fund	Fund	Fund
Cost of investments for tax purposes	$18,512,683	$70,911,146	$6,486,263
Gross tax unrealized appreciation	$11,413,952	$19,454,266	$1,814,272
Gross tax unrealized depreciation	(1,102,005)	(3,061,263)	(394,299)
Net tax unrealized appreciation/(depreciation)	$10,311,947	$16,393,003	$1,419,973
Undistributed ordinary income	$187,318	$1,680,961	$—
Undistributed long-term capital gains	—	2,876,904	339,646
Total distributable earnings	$187,318	$4,557,865	$339,646
Other accumulated gain/(loss)	$(2,668,608)	$—	$(9,205)
Total accumulated gain/(loss)	$7,830,657	$20,950,868	$1,750,414

Any differences between book-basis unrealized appreciation/depreciation and tax-basis unrealized appreciation/depreciation (as shown above) may be attributable to capital loss carryforwards, wash sales, partnership adjustments, late-year ordinary losses, and investments in passive foreign investment companies.

Capital loss carryforwards available as of October 31, 2024, to offset future gains, as well as capital loss carryforwards utilized during fiscal year 2024, the Funds’ most recent fiscal year end, are as follows:

			Capital Loss
	Non-Expiring	Non-Expiring	Carryforwards
	Short Term	Long Term	Utilized	Total
Growth Fund	$—	$—	$4,508,485	$—
Focus Fund	—	—	—	—
Mid Cap 30 Fund	—	—	—	—
Large Growth Fund	—	—	—	—
Value Fund	—	—	4,306,123	—
Total Return Fund	—	—	—	—
Equity and Income Fund	—	—	—	—
Balanced Fund	—	—	—	—
Energy Transition Fund	18,432,357	18,157,458	1,830,571	36,589,815
Gas Utility Fund	—	—	—	—
Japan Fund	—	—	—	—
Japan Small Cap Fund	—	—	1,191,834	—
Large Cap Financial Fund	2,668,608	—	—	2,668,608
Small Cap Financial Fund	—	—	—	—
Technology Fund	—	—	847,141	—

As of October 31, 2024, the following Funds deferred, on a tax basis, a late-year ordinary loss as follows:

Growth Fund	$—	Energy Transition Fund	$—
Focus Fund	2,336,331	Gas Utility Fund	—
Mid Cap 30 Fund	—	Japan Fund	—
Large Growth Fund	—	Japan Small Cap Fund	—
Value Fund	—	Large Cap Financial Fund	—
Total Return Fund	—	Small Cap Financial Fund	—
Equity and Income Fund	—	Technology Fund	9,205
Balanced Fund	—

Late-year ordinary losses are net ordinary losses incurred after December 31, 2023, but within the taxable year, that are deemed to arise on the first day of the Fund’s next taxable year.

b).	Midstream Fund – As of April 30, 2025, the components of accumulated earnings (losses) for income tax purposes for the Midstream Fund were as follows:

Investments
Cost of investments for tax purposes	$34,140,637
Gross tax unrealized appreciation	$47,548,854
Gross tax unrealized depreciation	(42,970)
Net tax unrealized appreciation/(depreciation)	$47,505,884

As of April 30, 2025, deferred tax assets (liabilities) for the Midstream Fund consisted of the following:

Deferred tax assets (liabilities):
Net operating losses	$792,954
Capital loss	1,541,890
Unrealized (gain) loss on investments	(9,016,720)
Total deferred tax assets, net	(6,681,876)
Valuation allowance	—
Net	$(6,681,876)

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For the six months ended April 30, 2025, the Midstream Fund had an effective tax rate of 0% and a federal statutory rate of 21%, with the difference resulting from a change in the valuation allowance of the deferred tax assets.

Deferred income tax assets and liabilities are recorded for differences between the financial statement and tax basis of the assets and liabilities that will result in taxable or deductible amounts in the future based on enacted laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Midstream Fund may carry forward any net capital loss five years to offset any future realized capital gains. The Midstream Fund may carry forward indefinitely any net operating loss arising in a tax year ending after December 31, 2019. As of April 30, 2025, the Midstream Fund had $6,999,496 in capital loss carryforwards that will expire as of October 31, 2025.

As of April 30, 2025, the Midstream Fund had $3,628,792 in net operating loss carryforwards that the Fund may carry forward indefinitely.

Total income taxes of the Midstream Fund have been computed by applying the federal statutory income tax rate of 21% plus a blended state income tax rate. The Midstream Fund applied this effective rate to net investment income and realized and unrealized gains on investments before taxes in computing its total income taxes.

Tax expense (benefit) at statutory rates	$1,147,455
State income tax expense, net of federal benefit	52,934
Tax expense (benefit) on permanent items(1)	(36,775)
Tax expense (benefit) on expired carryforwards	—
Tax expense (benefit) due to change in effective state rates	—
Total current tax expense (benefit)	—
Change in valuation allowance	—
Total tax expense	$1,163,614

(1) Permanent items consist of dividends-received deductions.

The Midstream Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Midstream Fund’s tax positions in all open tax years and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. federal tax returns and state tax returns filed or expected to be filed. No income tax returns are currently under examination. Generally, the tax returns of the Midstream Fund for the prior three fiscal years are open for examination. Due to the nature of the Midstream Fund’s investments, the Midstream Fund may be required to file income tax returns in several states. The Midstream Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

c).	During fiscal year 2025 (year to date) and fiscal year 2024, the tax character of distributions paid by the Funds were as follows (estimated in the case of the Midstream Fund):

	Six Months Ended	Year Ended		Six Months Ended	Year Ended
	April 30, 2025	October 31, 2024		April 30, 2025	October 31, 2024
Growth Fund			Energy Transition Fund
Ordinary income(1)	$1,089,939	$774,064	Ordinary income(1)	$15,980	$—
Long-term capital gains	66,864,009	—	Long-term capital gains	—	—
Total distributions	$67,953,948	$774,064	Total distributions	$15,980	$—

Focus Fund			Midstream Fund
Ordinary income(1)	$—	$—	Ordinary income(1)	$—	$961,912
Long-term capital gains	88,765,083	129,052,636	Return of capital	3,057,407	4,619,363
Total distributions	$88,765,083	$129,052,636	Total distributions	$3,057,407	$5,581,275

Mid Cap 30 Fund			Gas Utility Fund
Ordinary income(1)	$6,866,089	$—	Ordinary income(1)	$4,623,448	$11,304,235
Long-term capital gains	272,691,626	61,267,167	Long-term capital gains	25,133,465	18,018,013
Total distributions	$279,557,715	$61,267,167	Total distributions	$29,756,913	$29,322,248

Large Growth Fund			Japan Fund
Ordinary income(1)	$2,770,402	$1,525,599	Ordinary income(1)	$5,417,278	$—
Long-term capital gains	3,162,537	3,841,345	Long-term capital gains	19,174,990	17,310,612
Total distributions	$5,932,939	$5,366,944	Total distributions	$24,592,268	$17,310,612

Value Fund			Japan Small Cap Fund
Ordinary income(1)	$12,060,719	$9,470,218	Ordinary income(1)	$1,423,524	$1,212,097
Long-term capital gains	—	—	Long-term capital gains	3,051,837	—
Total distributions	$12,060,719	$9,470,218	Total distributions	$4,475,361	$1,212,097

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	Six Months Ended	Year Ended		Six Months Ended	Year Ended
	April 30, 2025	October 31, 2024		April 30, 2025	October 31, 2024
Total Return Fund			Large Cap Financial Fund
Ordinary income(1)	$592,860	$1,610,256	Ordinary income(1)	$187,318	$525,902
Long-term capital gains	485,416	2,006,464	Long-term capital gains	—	—
Total distributions	$1,078,276	$3,616,720	Total distributions	$187,318	$525,902

Equity and Income Fund			Small Cap Financial Fund
Ordinary income(1)	$205,235	$510,738	Ordinary income(1)	$2,343,518	$1,582,796
Long-term capital gains	6,292,953	5,672,163	Long-term capital gains	2,876,894	2,110,376
Total distributions	$6,498,188	$6,182,901	Total distributions	$5,220,412	$3,693,172

Balanced Fund			Technology Fund
Ordinary income(1)	$136,040	$363,643	Ordinary income(1)	$—	$—
Long-term capital gains	142,559	13,324	Long-term capital gains	339,647	—
Total distributions	$278,599	$376,967	Total distributions	$339,647	$—

(1) Ordinary income includes short-term capital gains.

9).  REVERSE REPURCHASE AGREEMENTS

Under a reverse repurchase agreement, the Total Return Fund sells securities and agrees to repurchase them at a mutually agreed date and price. Reverse repurchase agreements are regarded as a form of secured borrowing by the Total Return Fund. Securities sold under reverse repurchase agreements are reflected as a liability in the Statement of Assets and Liabilities. Interest payments made under reverse repurchase agreements during the six months ended April 30, 2025, totaled $492,897 and are recorded as interest expense in the Statement of Operations.

During the six months ended April 30, 2025, the average daily balance and average interest rate in effect for reverse repurchase agreements held by the Total Return Fund were $20,668,622 and 4.74%, respectively. Below is information about the scheduled maturity date, amount, and interest rate for outstanding reverse repurchase agreements held by the Total Return Fund as of April 30, 2025:

Maturity Date	Amount	Interest Rate
May 8, 2025	$6,296,500	4.55%
June 12, 2025	$5,397,000	4.50%
July 10, 2025	$8,995,000	4.55%

Outstanding reverse repurchase agreements as of April 30, 2025, comprised 42.80% of the Total Return Fund’s net assets.

Below is information about reverse repurchase agreements held by the Total Return Fund that are eligible for offset in the Statement of Assets and Liabilities, on both a gross and net basis:

Gross Amounts Not Offset in the
Statement of Assets and Liabilities
	Gross Amounts	Net Amounts
	Offset in the	Presented in the
Gross Amounts	Statement of	Statement of		Collateral
of Recognized	Assets and	Assets and	Financial	Pledged
Liabilities	Liabilities	Liabilities	Instruments	(Received)	Net Amount
$20,688,500	$—	$20,688,500	$20,588,500	$—	$—
$20,688,500	$—	$20,688,500	$20,588,500	$—	$—

For additional information, please refer to the “Offsetting Assets and Liabilities” section in Note 2.

10).  GLOBAL EVENTS

A rise in protectionist trade policies, the possibility of a national or global recession, risks associated with pandemic and epidemic diseases, trade tensions, the possibility of changes to some international trade agreements, political events, and continuing political tension and armed conflicts may adversely impact financial markets and the broader economy. These events could also have negative effects on the Funds’ investments that cannot be foreseen at the present time. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions, or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Your investment would be negatively impacted if the value of your portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Advisor or other key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and could have a significant and rapid negative impact on the performance of the Funds’ investments, increase the Funds’ volatility, or exacerbate pre-existing risks to the applicable Fund.

11).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Funds’ related events and transactions that occurred subsequent to April 30, 2025, through the date of issuance of the Funds’ financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

HENNESSY FUNDS	1-800-966-4354

Additional Information (Unaudited)

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period covered by this report.

Item 9.  Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The trustee fees and compliance expenses for the Hennessy mutual funds are included in the financial statements and related footnotes.

Item 11.  Statement Regarding Basis for Approval of Investment Advisory Contract.

At its meeting on March 12, 2025, the Board of Trustees of Hennessy Funds Trust (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreements and, as applicable, sub-advisory agreements of the Hennessy Cornerstone Growth Fund, the Hennessy Focus Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund, the Hennessy Value Fund, the Hennessy Total Return Fund, the Hennessy Equity and Income Fund, the Hennessy Balanced Fund, the Hennessy Energy Transition Fund, the Hennessy Midstream Fund, the Hennessy Gas Utility Fund, the Hennessy Japan Fund, the Hennessy Japan Small Cap Fund, the Hennessy Large Cap Financial Fund, the Hennessy Small Cap Financial Fund, and the Hennessy Technology Fund (each, a “Fund,” and collectively, the “Funds”). As part of the process, the Trustees reviewed their fiduciary duties and the relevant factors for them to consider with respect to approving the advisory and sub-advisory agreements. In addition, the Trustees who are not deemed interested persons (as defined by the Investment Company Act of 1940, as amended) of the Funds (the “Independent Trustees”) met in executive session to discuss the approval of the advisory and sub-advisory agreements. As part of their discussion, the Independent Trustees confirmed their understanding of the need to have asked about, and received answers to, any matters that they believed are relevant to determining whether to approve the continuation of the advisory and sub-advisory agreements.

In advance of the meeting, Hennessy Advisors, Inc. (the “Advisor”) sent detailed information to the Trustees to assist them in their evaluation of the advisory and sub-advisory agreements. This information included, but was not limited to, the following:

•
a memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory and sub-advisory agreements and the relevant factors for consideration;

•
a memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory and sub-advisory agreements and also referenced the documents that had been provided to help the Board assess each such factor;

•	summaries of the advisory and sub-advisory agreements;

•	the Advisor’s financial statements from its most recent Form 10-K and Form 10-Q, which included information about the Advisor’s profitability;

•	a recent fact sheet for each Fund, which included, among other things, Fund performance over various periods;

•	a description of the range of services provided by the Advisor and the sub-advisors and the distinction between the Advisor-provided services and the sub-advisor provided services;

•	a peer expense comparison of the net expense ratio and investment advisory fee for each Fund; and

•	a memorandum from the Advisor regarding economies of scale.

The Advisor also sent information regarding each sub-advisor that included, but was not limited to:

•	a completed questionnaire from the sub-advisor;

•	a summary of the sub-advisor’s responses to the questionnaire, as well as relevant information from the sub-advisor’s Form ADV and the certifications submitted by the sub-advisor each quarter;

•	financial information of the sub-advisor or its ultimate parent or holding company; and

•	the sub-advisor’s Code of Ethics.

The Trustees reviewed and discussed all of the information provided by the Advisor and the sub-advisors. Following this review, and further discussion with the Advisor, the Trustees concluded that the information provided before and at the meeting addressed all of the relevant matters that they wanted to consider in assessing the performance of each Fund and the performance of the Advisor and the sub-advisors under the advisory and sub-advisory agreements, and that said information provided them with a fulsome understanding of the advisory and sub-advisory agreements and the services provided by the Advisor and the sub-advisors.

All of the factors discussed were considered as a whole by the Trustees, as well as by the Independent Trustees meeting in executive session. The Trustees viewed the relevant factors in their totality, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory and sub-advisory agreements. The Trustees recognized that the management and fee arrangements for each Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

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Prior to approving the continuation of the advisory and sub-advisory agreements, the Trustees, including the Independent Trustees in executive session, considered, among other items:

•	the nature and quality of the advisory services provided by the Advisor and the sub-advisors;

•	a comparison of the fees and expenses of each Fund to other similar funds;

•	whether economies of scale are recognized by each Fund;

•	the costs and profitability of the Funds to the Advisor and the sub-advisors;

•	the performance of each Fund; and

•	any benefits to the Advisor and, if applicable, the sub-advisor, from serving as an investment advisor to the Funds (other than the advisory fee and, if applicable, the sub-advisory fee).

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

•
The Trustees considered the services identified below that are provided by the Advisor. Based on this review and an assessment of the Advisor’s performance, the Trustees concluded that the Advisor provides high quality services to each Fund. The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to each Fund by the Advisor and that the nature and extent of the services provided by the Advisor were appropriate to assure that each Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

•	The Advisor acts as the portfolio manager for each Fund that is not sub-advised. In this capacity, the Advisor does the following for each such Fund:

•
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

•	seeks best execution for the Fund’s portfolio;

•	manages the use of soft dollars for the Fund; and

•	manages proxy voting for the Fund.

•	The Advisor oversees the sub-advisor for each sub-advised Fund, and the sub-advisor acts as the portfolio manager for each such Fund by providing portfolio management services.

•	The Advisor performs a daily reconciliation of portfolio positions and cash for all Funds.

•	The Advisor monitors the liquidity of each Fund.

•	The Advisor monitors each Fund’s compliance with its investment objectives and restrictions and federal securities laws.

•
The Advisor maintains a compliance program (including a code of ethics), conducts ongoing reviews of the compliance programs of the sub-advisors and other service providers (including their codes of ethics, as appropriate), conducts on site visits to the sub-advisors and other service providers as feasible, monitors incidents of abusive trading practices, reviews Fund expense accruals, payments, and fixed expense ratios, evaluates insurance providers for fidelity bond, D&O/E&O insurance, and cybersecurity insurance coverage, manages regulatory examination compliance and responses, conducts employee compliance training, reviews reports provided by service providers, and maintains books and records.

•
The Advisor oversees the selection and continued employment of each sub-advisor, reviews the applicable Fund’s investment performance, and monitors each sub-advisor’s adherence to the applicable Fund’s investment objectives, policies, and restrictions.

•
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales, marketing, public relations, audit, information technology, and legal services to each Fund.

•	The Advisor maintains in-house marketing and distribution departments on behalf of each Fund.

•	The Advisor prepares or directs the preparation of all regulatory filings for each Fund, including writing and annually updating each Fund’s prospectus and related documents.

•
For each Fund’s annual report, the Advisor either prepares a written summary of the Fund’s performance during the most recent 12-month period or reviews the written summary that has been prepared by each sub-advisor of the Fund.

•
The Advisor oversees distribution of the Funds through third-party broker/dealers and independent financial institutions such as Charles Schwab, Fidelity, TD Ameritrade, and Pershing. The Advisor participates in no transaction fee (“NTF”) programs with these companies on behalf of the Funds, which allow customers to purchase the Funds through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

•
The Advisor pays the incentive compensation of the Funds’ compliance officers and employs other staff such as legal, marketing, national accounts, distribution, sales, administrative, and trading oversight personnel, as well as management executives.

•	The Advisor provides a quarterly compliance certification to the Board.

•	The Advisor prepares or reviews all Board materials, presents to and leads discussions with the Board, prepares or reviews all meeting minutes, and arranges for Board training and education.

•
The Trustees considered the services identified below that are provided by each sub-advisor with respect to the applicable sub-advised Fund. Based on this review and an assessment of each sub-advisor’s performance, the Trustees concluded that the sub-advisors provide high-quality services to the sub-advised Funds. The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the sub-advised Funds by the sub-advisors and that the nature and extent of the services provided by the sub-advisors were appropriate to assure that each sub-advised Fund’s portfolio aligns properly with its investment objective and principal investment strategies.

HENNESSY FUNDS	1-800-966-4354

•	The sub-advisor acts as the portfolio manager for applicable sub-advised Fund. In this capacity, the sub-advisor does the following for such Fund:

•
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

•	seeks best execution for the Fund’s portfolio;

•	manages the use of soft dollars for the Fund (except that this is not applicable to the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund); and

•	manages proxy voting for the Fund.

•	Each sub-advisor ensures that its compliance program includes policies and procedures relevant to the Fund and the sub-advisor’s duties as a portfolio manager to the Fund.

•	For each annual report of the Fund, each sub-advisor prepares a written summary of the Fund’s performance during the most recent 12-month period.

•
Each sub-advisor provides a quarterly compliance certification to the Board regarding trading and allocation practices, supervisory matters, the sub-advisor’s compliance program (including its code of ethics), compliance with the Fund’s policies, and general firm updates.

•
With respect to the sub-advised Funds, the Trustees considered the distinction between the services performed by the Advisor and the sub-advisors. The Trustees noted that the management of each sub-advised Fund, including the oversight of the sub-advisor, involves more comprehensive and substantive duties than the duties of the sub-advisor. Specifically, the Trustees considered the lists of Advisor services previously identified and concluded that the services performed by the Advisor for each sub-advised Fund require a higher level of service and oversight than the services performed by the sub-advisors. Based on this determination, the Trustees concluded that the differential in advisory fees between the Advisor and the sub-advisors is reasonable.

•
The Trustees compared the performance of each Fund to benchmark indices over various periods and noted that the Trustees review and discuss reports comparing the investment performance of each Fund to various indices at each quarterly Board meeting. Based on such information, the Trustees determined that the Advisor and, as applicable, the sub-advisors, manage each Fund in a manner materially consistent with its stated investment objective and style. The Trustees concluded that the performance of each Fund over various periods warranted the continuation of the advisory and sub-advisory agreements.

•
The Trustees reviewed the advisory fees and overall expense ratios of each Fund compared to other funds similar in asset size and investment objective using data from Morningstar. As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the funds included in the Morningstar categories for purposes of the materials considered at the meeting. The Trustees determined that the advisory fee and overall expense ratio of each Fund falls within a reasonable range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory and sub-advisory agreements.

•
The Trustees also considered whether the Advisor was realizing economies of scale that should be shared with the Funds’ shareholders. The Trustees noted that many of the expenses incurred to manage the Funds were variable asset-based fees, so the Advisor would not realize material economies of scale relating to these expenses as the assets of a Fund increased. For example, third-party platform fees and sub-advisory fees increase as a Fund’s assets grow.

•
The Trustees considered the profitability of the Advisor and, as applicable, the sub-advisors, including the impact of platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Funds. The Trustees then concluded that the profits of the Advisor and the sub-advisors are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

•	The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees and concluded that this was beneficial to each Fund and its shareholders.

•
The Trustees considered any benefits to the Advisor and, as applicable, the sub-advisors from serving as an advisor to a Fund other than the advisory fee or sub-advisory fee. The Trustees noted that the Advisor and the sub-advisors may derive ancillary benefits from, by way of example, their association with a Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for such Fund. The Trustees determined that any such products and services have been used for legitimate purposes relating to the Funds by providing assistance in the investment decision-making process. The Trustees concluded that any additional benefits realized by the Advisor and the sub-advisors from their relationship with a Fund were reasonable, which was based on, among other things, the Trustees’ findings that (i) the research, analytical, statistical, and other information and services provided by brokers are merely supplemental to the Advisor’s and sub-advisor’s own efforts in the performance of their duties under the advisory and sub-advisory agreements and (ii) although the sub-advisors could derive benefits from the conversion of Fund shareholders into separate account clients, the Funds also could benefit from potential institutional shareholders who might choose to invest in the Funds.

After reviewing the materials and information provided at the meeting, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor and, as applicable, the sub-advisors, the performance of the Funds, expense information, brokerage commissions information, the adequacy and efficacy of the Advisor’s and the sub-advisors’ written policies and procedures, other regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory and sub-advisory agreements.

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Federal Tax Distribution Information (Unaudited)

For fiscal year 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

Growth Fund	100.00%	Energy Transition Fund	0.00%
Focus Fund	0.00%	Gas Utility Fund	100.00%
Mid Cap 30 Fund	0.00%	Japan Fund	0.00%
Large Growth Fund	100.00%	Japan Small Cap Fund	100.00%
Value Fund	100.00%	Large Cap Financial Fund	100.00%
Total Return Fund	93.13%	Small Cap Financial Fund	97.39%
Equity and Income Fund	100.00%	Technology Fund	0.00%
Balanced Fund	75.85%

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for fiscal year 2024 were as follows:

Growth Fund	100.00%	Energy Transition Fund	0.00%
Focus Fund	0.00%	Gas Utility Fund	100.00%
Mid Cap 30 Fund	0.00%	Japan Fund	0.00%
Large Growth Fund	100.00%	Japan Small Cap Fund	0.00%
Value Fund	79.15%	Large Cap Financial Fund	100.00%
Total Return Fund	93.13%	Small Cap Financial Fund	97.43%
Equity and Income Fund	100.00%	Technology Fund	0.00%
Balanced Fund	76.22%

The percentage of taxable ordinary income distributions that were designated as short-term capital gain distributions under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Funds were as follows:

Growth Fund	0.00%	Energy Transition Fund	0.00%
Focus Fund	0.00%	Gas Utility Fund	0.00%
Mid Cap 30 Fund	0.00%	Japan Fund	0.00%
Large Growth Fund	0.00%	Japan Small Cap Fund	0.00%
Value Fund	0.00%	Large Cap Financial Fund	0.00%
Total Return Fund	0.00%	Small Cap Financial Fund	0.00%
Equity and Income Fund	0.00%	Technology Fund	0.00%
Balanced Fund	0.00%

For fiscal year 2024, each of the Japan Fund and Japan Small Cap Fund earned foreign-source income and paid foreign taxes as noted below, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.

Fund Name	Country	Gross Foreign Income	Foreign Tax Paid
Japan Fund	Japan	$7,554,877	$755,488
Japan Small Cap Fund	Japan	$2,859,373	$285,630

HENNESSY FUNDS	1-800-966-4354

For information, questions, or assistance, please call
The Hennessy Funds
800-966-4354 or 415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Boulevard, Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT, &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Doug Franklin
Claire Garvie
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102-2529

DISTRIBUTOR
Quasar Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

www.hennessyfunds.com  |  800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL FINANCIAL STATEMENTS
AND OTHER INFORMATION

APRIL 30, 2025

HENNESSY SUSTAINABLE ETF

Ticker  STNC

www.hennessyetfs.com  |  1-877-671-3199

(This Page Intentionally Left Blank.)

Contents

Financial Statements
Schedule of Investments	2
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to the Financial Statements	8
Additional Information	13
Federal Tax Distribution Information	16

HENNESSY FUNDS	1-877-671-3199

Financial Statements — Schedule of Investments
as of April 30, 2025 (Unaudited)

COMMON STOCKS – 95.15%	Number of		% of
	Shares	Value	Net Assets
Communication Services – 8.91%
Alphabet, Inc., Class A	9,695	$1,539,566	1.76%
AT&T, Inc.	67,880	1,880,276	2.15%
Charter Communications, Inc., Class A (a)	5,163	2,023,173	2.32%
Netflix, Inc. (a)	2,073	2,346,056	2.68%
		7,789,071	8.91%
Consumer Discretionary – 22.38%
DR Horton, Inc.	16,021	2,024,093	2.31%
Garmin Ltd.	10,617	1,983,999	2.27%
Genuine Parts Co.	13,813	1,623,718	1.86%
Lennar Corp., Class A	6,328	687,284	0.79%
Lowe’s Companies, Inc.	2,570	574,549	0.66%
McDonald’s Corp.	6,257	2,000,050	2.29%
Pool Corp.	3,319	972,932	1.11%
Ross Stores, Inc.	15,307	2,127,673	2.43%
Royal Caribbean Cruises Ltd.	2,306	495,582	0.57%
Starbucks Corp.	21,470	1,718,674	1.96%
The Home Depot, Inc.	3,193	1,151,045	1.32%
TJX Companies, Inc.	15,974	2,055,534	2.35%
Ulta Beauty, Inc. (a)	5,444	2,153,864	2.46%
		19,568,997	22.38%
Consumer Staples – 8.72%
General Mills, Inc.	32,554	1,847,114	2.11%
Kellogg Co.	23,822	1,971,747	2.26%
The Clorox Co.	13,253	1,885,902	2.16%
Walgreens Boots Alliance, Inc.	174,796	1,917,512	2.19%
		7,622,275	8.72%
Financials – 9.77%
Bank of America Corp.	17,270	688,728	0.79%
Fifth Third Bancorp	9,458	339,920	0.39%
Globe Life, Inc.	13,122	1,618,467	1.85%
JPMorgan Chase & Co.	8,500	2,079,270	2.38%
Mastercard, Inc., Class A	3,596	1,970,824	2.25%
Raymond James Financial, Inc.	13,453	1,843,599	2.11%
		8,540,808	9.77%
Health Care – 13.15%
Bristol-Myers Squibb Co.	33,526	1,683,005	1.92%
Cardinal Health, Inc.	14,300	2,020,447	2.31%
CVS Health Corp.	29,497	1,967,745	2.25%
Mettler-Toledo International, Inc. (a)	1,749	1,872,427	2.14%
Stryker Corp.	5,345	1,998,602	2.29%
Viatris, Inc.	232,621	1,958,669	2.24%
		11,500,895	13.15%
Industrials – 11.50%
3M Co.	13,801	1,917,097	2.19%
Hubbell, Inc.	6,115	2,220,846	2.54%
Ingersoll Rand, Inc.	25,755	1,942,700	2.22%
Rockwell Automation, Inc.	7,996	1,980,449	2.26%
Westinghouse Air Brake
Technologies Corp.	10,818	1,998,517	2.29%
		10,059,609	11.50%
Information Technology – 10.97%
Apple, Inc.	6,569	1,395,912	1.59%
Cisco Systems, Inc.	33,589	1,939,093	2.22%
Motorola Solutions, Inc.	4,635	2,041,208	2.33%
NetApp, Inc.	23,350	2,095,663	2.40%
Oracle Corp.	3,153	443,690	0.51%
Palantir Technologies, Inc., Class A (a)	14,192	1,680,900	1.92%
		9,596,466	10.97%
Materials – 4.98%
Eastman Chemical Co.	13,062	1,005,774	1.15%
International Paper Co.	39,401	1,799,838	2.06%
Sherwin-Williams Co.	4,398	1,552,142	1.77%
		4,357,754	4.98%
Utilities – 4.77%
Atmos Energy Corp.	2,615	420,047	0.48%
Edison International	33,223	1,777,763	2.03%
Exelon Corp.	42,174	1,977,961	2.26%
		4,175,771	4.77%

Total Common Stocks
(Cost $83,490,735)		83,211,646	95.15%

REITS – 4.28%
Real Estate – 4.28%
Mid-America Apartment
Communities, Inc.	11,180	1,784,887	2.04%
Welltower, Inc.	12,871	1,963,986	2.24%

Total REITS
(Cost $3,515,864)		3,748,873	4.28%

The accompanying notes are an integral part of these financial statements.

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2

Financial Statements — Schedule of Investments
as of April 30, 2025 (Unaudited)

SHORT-TERM INVESTMENTS – 0.51%	Number of		% of
	Shares	Value	Net Assets
Money Market Funds – 0.51%
First American Government
Obligations Fund – Class X, 4.254% (b)	443,052	$443,052	0.51%

Total Short-Term Investments
(Cost $443,052)		443,052	0.51%

Total Investments
(Cost $87,449,651) – 99.94%		87,403,571	99.94%
Other Assets in Excess of
Liabilities – 0.06%		50,172	0.06%

TOTAL NET ASSETS – 100.00%		$87,453,743	100.00%

Percentages are stated as a percent of net assets.

REIT – Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate listed is the fund’s seven-day yield as of April 30, 2025.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s Financial Services LLC. It has been licensed for use by the Hennessy Funds.

Summary of Fair Value Exposure as of April 30, 2025

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2025 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$7,789,071	$—	$—	$7,789,071
Consumer Discretionary	19,568,997	—	—	19,568,997
Consumer Staples	7,622,275	—	—	7,622,275
Financials	8,540,808	—	—	8,540,808
Health Care	11,500,895	—	—	11,500,895
Industrials	10,059,609	—	—	10,059,609
Information Technology	9,596,466	—	—	9,596,466
Materials	4,357,754	—	—	4,357,754
Utilities	4,175,771	—	—	4,175,771
Total Common Stocks	$83,211,646	$—	$—	$83,211,646
REITS
Real Estate	$3,748,873	$—	$—	$3,748,873
Total REITS	$3,748,873	$—	$—	$3,748,873
Short-Term Investments
Money Market Funds	$443,052	$—	$—	$443,052
Total Short-Term Investments	$443,052	$—	$—	$443,052
Total Investments	$87,403,571	$—	$—	$87,403,571

The accompanying notes are an integral part of these financial statements.

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Financial Statements — Statement of Assets and Liabilities
as of April 30, 2025 (Unaudited)

ASSETS:
Investments in securities, at value (cost $87,449,651)	$87,403,571
Dividends and interest receivable	107,556
Receivable for fund shares sold	291,402
Receivable for securities sold	143,637
Total assets	87,946,166

LIABILITIES:
Payable for fund securities purchased	287,275
Payable for fund shares redeemed	145,701
Payable to advisor	59,447
Total liabilities	492,423
NET ASSETS	$87,453,743

NET ASSETS CONSIST OF:
Par Value	$3,001
Capital stock	102,568,105
Accumulated deficit	(15,117,363)
Total net assets	$87,453,743

NET ASSETS:
Shares authorized ($0.001 par value)	100,000,000
Net assets applicable to outstanding shares	$87,453,743
Shares issued and outstanding	3,001,142
Net asset value, offering price, and redemption price per share	$29.14

The accompanying notes are an integral part of these financial statements.

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Financial Statements — Statement of Operations
for the six months ended April 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$1,136,460 (1)
Interest income	15,048
Total investment income	1,151,508

EXPENSES:
Investment advisory fees (See Note 5)	458,478
Total expenses before waivers	458,478
Expense reimbursement from advisor	(48,261)
Net expenses	410,217
NET INVESTMENT INCOME	$741,291

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized loss on investments	$(5,979,737)
Net realized gain from redemption in-kind	4,127,152
Net change in unrealized appreciation/depreciation on investments	(2,926,103)
Net loss on investments	(4,778,688)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,037,397)

(1)	Net of foreign taxes and issuance fees withheld of $44.

The accompanying notes are an integral part of these financial statements.

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Financial Statements — Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2025	Year Ended
	(Unaudited)	October 31, 2024
OPERATIONS:
Net investment income	$741,291	$652,261
Net realized gain (loss) on investments	(1,852,585)	28,453,208
Net change in unrealized appreciation/depreciation on investments	(2,926,103)	(13,422,739)
Net increase (decrease) in net assets resulting from operations	(4,037,397)	15,682,730

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(943,473)	(50,006)
Total distributions	(943,473)	(50,006)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued in the Reorganization – (See Note 9)	—	71,656,846
Proceeds from shares subscribed	17,266,458	158,492,724
Cost of shares redeemed	(24,656,397)	(186,352,895)
Net increase (decrease) in net assets derived from capital share transactions	(7,389,939)	43,796,675
TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,370,809)	59,429,399

NET ASSETS:
Beginning of period	99,824,552	40,395,153
End of period	$87,453,743	$99,824,552

CHANGES IN SHARES OUTSTANDING:
Shares issued in the Reorganization	—	2,506,142
Shares sold	570,000	5,435,000
Shares redeemed	(820,000)	(6,375,000)
Net increase (decrease) in shares outstanding	(250,000)	1,566,142
The accompanying notes are an integral part of these financial statements.

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Financial Statements — Financial Highlights

For a share outstanding throughout each period

	Six Months				Two-Month
	Ended		Year Ended		Period Ended		Year Ended	Year Ended	Period Ended
	April 30, 2025		October 31,		October 31,		August 31,	August 31,	August 31,
	(Unaudited)		2024		2023		2023	2022	2021(1)
PER SHARE DATA:
Net asset value, beginning of period	$30.70		$23.97		$26.73		$24.80	$27.82	$25.00

Income from investment operations:
Net investment income (loss)(2)	0.23		0.20		(0.00	)(3)	0.07	0.20	0.02
Net realized and unrealized gains (losses) on investments	(1.50)		6.55		(2.76)		2.01	(3.10)	2.80
Total from investment operations	(1.27)		6.75		(2.76)		2.08	(2.90)	2.82

Less distributions:
Dividends from net investment income	(0.29)		(0.02)		—		(0.15)	(0.10)	—
Dividends from net realized gains	—		—		—		—	(0.02)	—
Total distributions	(0.29)		(0.02)		—		(0.15)	(0.12)	—
Net asset value, end of period	$29.14		$30.70		$23.97		$26.73	$24.80	$27.82
Market value, end of period	$29.13		$30.75		$23.98		$26.74	$24.83	$27.91

TOTAL RETURN ON NET ASSET VALUE(4)	-4.21	%(6)	28.18%		-10.31	%(6)	8.39%	-10.50%	11.23	%(6)
TOTAL RETURN ON MARKET PRICE(5)	-4.38	%(6)	28.36%		-10.34	%(6)	8.32%	-10.63%	11.56	%(6)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$87.45		$99.82		$40.40		$45.31	$42.53	$37.29
Ratio of expenses to average net assets:
Before expense reimbursement	0.95	%(7)	0.95%		0.95	%(7)	0.95%	0.95%	0.95	%(7)
After expense reimbursement	0.85	%(7)	0.85%		0.85	%(7)	0.85%	0.85%	0.85	%(7)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	1.44	%(7)	0.58%		(0.11	)%(7)	0.17%	0.64%	0.09	%(7)
After expense reimbursement	1.54	%(7)	0.68%		(0.01	)%(7)	0.27%	0.74%	0.19	%(7)
Portfolio turnover rate(8)	153	%(6)	291	%(9)	62	%(6)	274%	290%	180	%(6)

(1)	Inception date of the Fund was March 15, 2021.
(2)	Calculated using the average shares outstanding method.
(3)	Amount is between $(0.005) and $0.005.
(4)
Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)
Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period, and redemption at market price on the last day of the period.

(6)	Not annualized.
(7)	Annualized.
(8)	Excludes effect of in-kind transfers.
(9)
The cost of purchases and proceeds from sales of securities that were incurred to realign the CCM Small/Mid-Cap Impact Value Fund and CCM Core Impact Equity Fund portfolios subsequent to November 10, 2023 and February 23, 2024, the reorganization dates, respectively, are excluded from the portfolio turnover rate calculation. See Note 9 of the Notes to Financial Statements for further information regarding this reorganization. If such amounts had not been excluded, the portfolio turnover rate would have been 316% for the period ended October 31, 2024.

The accompanying notes are an integral part of these financial statements.

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Notes to the Financial Statements
April 30, 2025 (Unaudited)

1).  ORGANIZATION

The Hennessy Sustainable ETF (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992. The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is long-term capital appreciation. The Fund is a diversified fund and offers one class of shares.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2). SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform to U.S. generally accepted accounting principles (“GAAP”).

a).	Securities Valuation – All investments in securities are valued in accordance with the Fund’s valuation policies and procedures, as described in Note 3.

b).
Federal Income Taxes – The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. As a result, the Fund has made no provision for federal income taxes or excise taxes. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from those reported in the financial statements because of temporary book-basis and tax-basis differences. Temporary differences are primarily the result of the treatment of partnership income and wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The tax returns of the Fund for the prior three fiscal years are open for examination. The Fund has reviewed all open tax years in major tax jurisdictions and concluded that there is no material impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund’s major tax jurisdictions are U.S. federal and Delaware.

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis. Market discounts, original issue discounts, and market premiums on debt securities are accreted or amortized to interest income over the life of a security with a corresponding increase or decrease, as applicable, in the cost basis of such security using the yield-to-maturity method or, where applicable, the first call date of the security. Other non-cash dividends are recognized as investment income at the fair value of the property received. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the net asset value (“NAV”) of the Fund. As discussed further in Note 5, most expenses of the Fund are paid by Hennessy Advisors, Inc. (the “Advisor”) under a unitary fee arrangement.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid annually, usually in December. Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment transactions are recorded on the trade date. The Fund determines the realized gain/loss from an investment transaction using the specific identification method by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of each such security.

g).
Use of Estimates – Preparing financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation –The NAV per share of the Fund is calculated by dividing (i) the total value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by (ii) the total number of Fund shares outstanding, rounded to the nearest $0.01. Fund shares are not priced on days the New York Stock Exchange is closed for trading.

i).
Illiquid Securities – Pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund has adopted a Liquidity Risk Management Program (the “Liquidity Program”). The Liquidity Program requires, among other things, that the Fund limit its illiquid investments to no more than 15% of its net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of by the Fund in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

j).
Recent Accounting Pronouncements and Regulatory Updates – In November 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of

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significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting ASU 2023-07 with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Advisor, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

3).  SECURITIES VALUATION

The Fund follows its valuation policies and procedures in determining its NAV and, in preparing these financial statements, the fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs other than quoted prices included in Level 1 (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available generally are valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The Nasdaq Stock Market (“Nasdaq”) generally are valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available generally are valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Mutual Funds – Investments in open-end registered investment companies other than exchange-traded funds, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and are classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above for equity securities. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeds 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

If market quotations are not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, such security will be valued at its fair value under the Fund’s established fair valuation procedures as implemented by the Advisor, the Fund’s valuation designee. The Advisor, as the valuation designee, is subject to the oversight of the Board of Trustees of the Trust (the “Board”). There are numerous criteria considered in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Advisor will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.

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The fair value of any foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. Using fair value pricing means that the Fund’s NAV reflects the affected portfolio securities’ values as determined by the Advisor, the Board’s valuation designee, pursuant to the Fund’s fair value pricing procedures, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when shareholders are unable to purchase or redeem Fund shares.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of April 30, 2025, are included in the Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2025, were $147,468,770 and $147,395,456, respectively. There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2025.

Purchases and sales of in-kind transactions for the Fund during the six months ended April 30, 2025, were $16,771,129 and $24,523,117, respectively.

5).  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment advisory services under an Investment Advisory Agreement (the “Investment Advisory Agreement”). The Advisor furnishes all investment advice, office space, and facilities and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a unitary management fee from the Fund. The fee is based on the average daily net assets of the Fund at an annual rate of 0.95%. From the unitary management fee, the Advisor pays most of the expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit, and other services. The net investment advisory fees expensed by the Fund during the six months ended April 30, 2025, are included in the Statement of Operations.

The Advisor has delegated the day-to-day management of the portfolio composition of the Fund to a sub-advisor, Stance Capital, LLC (“Stance Capital”), and has delegated the responsibility for selecting broker-dealers to execute purchase and sale transactions for the Fund to Vident Advisory, LLC (“Vident”), as instructed by Stance Capital and subject to the supervision of the Advisor and the Board. The Advisor pays the sub-advisory fees from its own assets, and these fees are not an additional expense of the Fund. During the six months ended April 30, 2025, the Advisor (not the Fund) paid a sub-advisory fee to Stance Capital at the average rate of 0.40% of the daily net assets of the Fund. Pursuant to the sub-advisory agreement with Stance Capital, the Advisor pays sub-advisory fees to Stance Capital at an annual rate of 0.40% of the average daily net assets up to $125 million, 0.37% of average daily net assets for assets over $125 million and up to $250 million, and 0.35% for average daily net assets over $250 million. During the six months ended April 30, 2025, the Advisor (not the Fund) paid a sub-advisory fee to Vident at the average rate of 0.05% of the daily net assets of the Fund. Pursuant to the sub-advisory agreement with Vident, the Advisor pays sub-advisory fees to Vident of at an annual rate of 0.05% of the Fund’s average daily net assets up to $250 million, 0.045% of average daily net assets for assets over $250 million and up to $500 million, and 0.04% for average daily net assets in excess of $500 million, subject to a minimum sub-advisory fee to of $18,750 on an annual basis.

The Advisor has contractually agreed to waive a portion of its unitary management fee to the extent necessary to limit the Fund’s annual operating expenses (excluding all federal, state, and local taxes, interest, brokerage commissions, dividend and interest expenses on short sales, extraordinary items, and acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities) to 0.85% of the Fund’s net assets through February 28, 2026.

During the six months ended April 30, 2025, the Advisor waived $48,261.

U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”) provides the Fund with administrative, accounting, and transfer agent services. As administrator, Fund Services is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian. The servicing agreements between the Trust, Fund Services, and U.S. Bank N.A. contain a fee schedule that is inclusive of administrative, accounting, custody, and transfer agent fees. Under the terms of the Investment Advisory Agreement, the Advisor pays the Fund’s administrative, accounting, custody, and transfer agency fees.

Quasar Distributors, LLC, a wholly owned broker-dealer subsidiary of Foreside Financial Group, LLC, acts as the Fund’s principal underwriter in a continuous public offering of Fund shares.

The officers of the Fund are affiliated with the Advisor. Under the terms of the Investment Advisory Agreement, the Advisor pays the Fund’s Chief Compliance Officer and Senior Compliance Officer fees.

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6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds. Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

7).  FEDERAL TAX INFORMATION

As of October 31, 2024, the Fund’s most recently fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Investments
Cost of investments for tax purposes	$97,125,650
Gross tax unrealized appreciation	$4,933,399
Gross tax unrealized depreciation	(2,253,616)
Net tax unrealized appreciation/(depreciation)	$2,679,783
Undistributed ordinary income	$652,261
Undistributed long-term capital gains	—
Total distributable earnings	$652,261
Other accumulated gain/(loss)	$(9,573,472)
Total accumulated gain/(loss)	$(6,241,428)

As of October 31, 2024, the Fund had $6,959,747 in unlimited short-term capital loss carryforwards, $1,958,193 in limited short-term capital loss carryforwards, and $655,532 in limited long-term capital loss carryforwards. As of October 31, 2024, the Fund did not defer, on a tax basis, any late-year ordinary losses. Late-year ordinary losses are net ordinary losses incurred after December 31, 2023, but within the taxable year, that are deemed to arise on the first day of the Fund’s next taxable year.

During fiscal year 2025 (year to date) and fiscal year 2024, the tax character of distributions paid by the Fund were as follows:

	Six Months Ended	Year Ended
	April 30, 2025	October 31, 2024
Ordinary income(1)	$943,473	$50,006
Long-term capital gains	—	—
Total distributions	$943,473	$50,006

(1) Ordinary income includes short-term capital gains.

8). SHARE TRANSACTIONS

Shares of the Fund were listed and traded on the NYSE Arca, Inc. from November 1, 2024, through December 17, 2024, and on The Nasdaq Stock Market LLC (the “Exchange”) from December 18, 2024, through April 30, 2025. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 5,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants and do not have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets. Shares of the Fund have equal rights and privileges.

From time to time, settlement of securities related to in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

9).  AGREEMENT AND PLAN OF REORGANIZATION

On October 24, 2023, and January 31, 2024, shareholders of each of the CCM Small/Mid-Cap Impact Value Fund and the CCM Core Impact Equity Fund, respectively, approved an Agreement and Plan of Reorganization between the Trust, on behalf of the Fund, and Quaker Investment Trust, a Massachusetts business trust, on behalf of the CCM Small/Mid-Cap Impact Value Fund and the CCM Core Impact Equity Fund, respectively. The Agreements and Plans of Reorganization provided for the transfer of all of the assets of the CCM Small /Mid-Cap Impact Value Fund and the CCM Core Impact Equity Fund to the Fund and the assumption of the liabilities (other than any excluded liabilities) of the CCM

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Small/Mid-Cap Impact Value Fund and the CCM Core Impact Equity Fund by the Fund. The CCM Small/Mid-Cap Impact Value Fund, the CCM Core Impact Equity Fund, and the Fund have substantially similar investment objectives. The following tables illustrate the specifics of the reorganization of the CCM Small/Mid-Cap Impact Value Fund and the CCM Core Impact Equity Fund into the Fund:

CCM Small/Mid-Cap
Impact Value Fund	Shares Issued to Shareholders of		Combined	Tax Status
Net Assets	CCM Small/Mid-Cap Impact Value Fund	Fund Net Assets	Net Assets	of Transfer
$12,436,393(1)	490,155	$42,752,473	$55,188,866	Non-taxable

CCM Core Impact
Equity Fund	Shares Issued to Shareholders of		Combined	Tax Status
Net Assets	CCM Core Impact Equity Fund	Fund Net Assets	Net Assets	of Transfer
$59,220,453(2)	2,015,987	$113,981,010	$173,201,464	Non-taxable

(1)	Includes accumulated net investment loss, accumulated realized losses, and unrealized appreciation in the amounts of $(129,972), $(3,067,772), and $1,219,276, respectively.
(2)	Includes accumulated net investment loss, accumulated realized losses, and unrealized appreciation in the amounts of $(454,376), $(242,945), and $17,358,330, respectively.

For financial reporting purposes, the Fund is deemed to be the accounting survivor and as a result, the statement of Operations and Financial Highlights reflect the operations of the Fund only. The assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the CCM Small/Mid-Cap Impact Value Fund and CCM Core Impact Equity Fund were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Assuming the reorganizations had been completed on November 1, 2023, the beginning of the reporting period, the unaudited pro forma results of operations as of October 31, 2024, would have been as follows:

(Unaudited)
Net investment loss	$576,555
Net realized gain on investments	33,918,701
Net change in unrealized appreciation/depreciation on investments	(4,886,454)
Net increase in net assets resulting from operations	$29,608,802

Because the Fund has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the CCM Small/Mid-Cap Impact Value Fund and CCM Core Impact Equity Fund that have been included in the Fund’s Statement of Operations since November 10, 2023, and February 23, 2024, the dates the reorganizations were completed, respectively.

10).  GLOBAL EVENTS

A rise in protectionist trade policies, the possibility of a national or global recession, risks associated with pandemic and epidemic diseases, trade tensions, the possibility of changes to some international trade agreements, political events, and continuing political tension and armed conflicts may adversely impact financial markets and the broader economy. These events could also have negative effects on the Fund’s investments that cannot be foreseen at the present time. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions, or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Your investment would be negatively impacted if the value of your portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Advisor or other key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and could have a significant and rapid negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, or exacerbate pre-existing risks to the Fund.

11).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2025, through the date of issuance of the Fund’s financial statements. Other than as described below, management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Effective May 12, 2025, the Fund changed its name to the Hennessy Sustainable ETF and changed its operating structure to a fully transparent exchange-traded fund structure in reliance on Rule 6c-11 under the 1940 Act.

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Additional Information (Unaudited)

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period covered by this report.

Item 9.  Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. All fund expenses, including trustee fee and compliance expenses, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Statement of Additional Information for the Hennessy Sustainable ETF.

Item 11.  Statement Regarding Basis for Approval of Investment Advisory Contract.

At its meeting on March 12, 2025, the Board of Trustees of Hennessy Funds Trust (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Hennessy Sustainable ETF (the “Fund”) with Hennessy Advisors, Inc. (the “Advisor”), the sub-advisory agreement for portfolio management services for the Fund with Stance Capital, LLC, and the sub-advisory agreement for trading services for the Fund with Vident Advisory, LLC. As part of the process, the Trustees reviewed their fiduciary duties and the relevant factors for them to consider with respect to approving the advisory and sub-advisory agreements. In addition, the Trustees who are not deemed interested persons (as defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory and sub-advisory agreements. As part of their discussion, the Independent Trustees confirmed their understanding of the need to have asked about, and received answers to, any matters that they believed are relevant to determining whether to approve the continuation of the advisory and sub-advisory agreements.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory and sub-advisory agreements. This information included, but was not limited to, the following:

•
a memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory and sub-advisory agreements and the relevant factors for consideration;

•	a memorandum from outside legal counsel regarding the Board’s oversight responsibilities with respect to an exchange-traded fund;

•
a memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory and sub-advisory agreements and also referenced the documents that had been provided to help the Board assess each such factor;

•	summaries of the advisory and sub-advisory agreements;

•	the Advisor’s financial statements from its most recent Form 10-K and Form 10-Q, which included information about the Advisor’s profitability;

•	a recent Fund fact sheet, which included, among other things, Fund performance over various periods;

•	a description of the range of services provided by the Advisor and the sub-advisors and the distinction between the Advisor-provided services and the sub-advisor provided services;

•	a peer expense comparison of the unitary fee for the Fund; and

•	a memorandum from the Advisor regarding economies of scale.

The Advisor also sent information regarding each sub-advisor that included, but was not limited to:

•	a completed questionnaire from the sub-advisor;

•	a summary of the sub-advisor’s responses to the questionnaire, as well as relevant information from the sub-advisor’s Form ADV and the certifications submitted by the sub-advisor each quarter;

•	financial information of the sub-advisor or its ultimate parent or holding company; and

•	the sub-advisor’s Code of Ethics.

The Trustees reviewed and discussed all of the information provided by the Advisor and the sub-advisors. Following this review, and further discussion with the Advisor, the Trustees concluded that the information provided before and at the meeting addressed all of the relevant matters that they wanted to consider in assessing the performance of the Fund and the performance of the Advisor and the sub-advisors under the advisory and sub-advisory agreements, and that said information provided them with a fulsome understanding of the advisory and sub-advisory agreements and the services provided by the Advisor and the sub-advisors.

All of the factors discussed were considered as a whole by the Trustees, as well as by the Independent Trustees meeting in executive session. The Trustees viewed the relevant factors in their totality, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory and sub-advisory agreements. The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

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Prior to approving the continuation of the advisory and sub-advisory agreements, the Trustees, including the Independent Trustees in executive session, considered, among other items:

•	the nature and quality of the advisory services provided by the Advisor and the sub-advisors;

•	a comparison of the fees of the Fund to other similar funds;

•	whether economies of scale are recognized by the Fund;

•	the costs and profitability of the Fund to the Advisor and the sub-advisors;

•	the performance of the Fund; and

•	any benefits to the Advisor and the sub-advisors from serving as an investment advisor to the Fund (other than the advisory and sub-advisory fees).

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

•
The Trustees considered the services identified below that are provided by the Advisor. Based on this review and an assessment of the Advisor’s performance, the Trustees concluded that the Advisor provides high quality services to the Fund. The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor and that the nature and extent of the services provided by the Advisor were appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

•	The Advisor oversees the sub-advisors for the Fund, and the sub-advisors act as the portfolio manager for the Fund by providing portfolio management and trading services.

•	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

•	The Advisor monitors the liquidity of the Fund.

•	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions and federal securities laws.
•
The Advisor maintains a compliance program (including a code of ethics), conducts ongoing reviews of the compliance programs of the sub-advisors and other service providers (including their codes of ethics, as appropriate), conducts on site visits to the sub-advisors and other service providers as feasible, monitors incidents of abusive trading practices, reviews Fund expense accruals, payments, and fixed expense ratios, evaluates insurance providers for fidelity bond, D&O/E&O insurance, and cybersecurity insurance coverage, manages regulatory examination compliance and responses, conducts employee compliance training, reviews reports provided by service providers, and maintains books and records.

•
The Advisor oversees the selection and continued employment of each sub-advisor, reviews the Fund’s investment performance, and monitors each sub-advisor’s adherence to the Fund’s investment objectives, policies, and restrictions.

•
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales, marketing, public relations, audit, information technology, and legal services to the Fund.

•	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

•	The Advisor prepares or directs the preparation of all regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

•	For the Fund’s annual report, the Advisor reviews the written summary prepared by Stance Capital, LLC.

•
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Fidelity, TD Ameritrade, and Pershing. The Advisor participates in no transaction fee (“NTF”) programs with these companies on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates a number of these third-party providers of NTF programs out of its own revenues.

•
The Advisor pays the compensation of the Fund’s compliance officers and employs other staff such as legal, marketing, national accounts, distribution, sales, administrative, and trading oversight personnel, as well as management executives.

•	The Advisor provides a quarterly compliance certification to the Board.

•	The Advisor prepares or reviews all Board materials, presents to and leads discussions with the Board, prepares or reviews all meeting minutes, and arranges for Board training and education.

•
The Trustees considered the services identified below that are provided by the sub-advisors. Based on this review and an assessment of each sub-advisor’s performance, the Trustees concluded that the sub-advisors provide high-quality services to the Fund. The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the sub-advisors and that the nature and extent of the services provided by the sub-advisors were appropriate to assure that the Fund’s portfolio aligns properly with its investment objective and principal investment strategies.

•	The sub-advisors act as the portfolio manager for the Fund. In this capacity, the sub-advisors do the following:

•
manage the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

•	seek best execution for the Fund’s portfolio;

•	manage the use of soft dollars for the Fund; and

•	manage proxy voting for the Fund.

•	Each sub-advisor ensures that its compliance program includes policies and procedures relevant to the Fund and the sub-advisor’s duties as a portfolio manager to the Fund.

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•	For each annual report of the Fund, each sub-advisor prepares a written summary of the Fund’s performance during the most recent 12-month period.

•
Each sub-advisor provides a quarterly compliance certification to the Board regarding trading and allocation practices, supervisory matters, the sub-advisor’s compliance program (including its code of ethics), compliance with the Fund’s policies, and general firm updates.

•
The Trustees considered the distinction between the services performed by the Advisor and the sub-advisors. The Trustees noted that the management of each sub-advised Fund, including the oversight of the sub-advisor, involves more comprehensive and substantive duties than the duties of the sub-advisor. Specifically, the Trustees considered the lists of Advisor services previously identified and concluded that the services performed by the Advisor for each sub-advised Fund require a higher level of service and oversight than the services performed by the sub-advisors. Based on this determination, the Trustees concluded that the differential in advisory fees between the Advisor and the sub-advisors is reasonable.

•
The Trustees compared the performance of the Fund to benchmark indices over various periods and noted that the Trustees review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting. Based on such information, the Trustees determined that the Advisor and the sub-advisors manage the Fund in a manner materially consistent with its stated investment objective and style. The Trustees concluded that the performance of the Fund over various periods warranted the continuation of the advisory and sub-advisory agreements.

•
The Trustees reviewed the advisory fees of the Fund compared to other funds similar in asset size and investment objective using data from Morningstar. As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the funds included in the Morningstar categories for purposes of the materials considered at the meeting. The Trustees determined that the advisory fee of the Fund falls within a reasonable range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory and sub-advisory agreements.

•
The Trustees also considered whether the Advisor was realizing economies of scale that should be shared with the Fund’s shareholders. The Trustees noted that many of the expenses incurred to manage the Fund were variable asset-based fees, so the Advisor would not realize material economies of scale relating to these expenses as the assets of the Fund increased. For example, third-party platform fees and sub-advisory fees increase as the Fund’s assets grow.

•
The Trustees considered the profitability of the Advisor and the sub-advisors, including the impact of platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund. The Trustees then concluded that the profits of the Advisor and the sub-advisors are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

•	The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees and concluded that this was beneficial to the Fund and its shareholders.

•
The Trustees considered any benefits to the Advisor and the sub-advisors from serving as an advisor to a Fund other than the advisory fee or sub-advisory fee. The Trustees noted that the Advisor and the sub-advisors may derive ancillary benefits from, by way of example, their association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund. The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process. The Trustees concluded that any additional benefits realized by the Advisor and the sub-advisors from their relationship with the Fund were reasonable, which was based on, among other things, the Trustees’ findings that (i) the research, analytical, statistical, and other information and services provided by brokers are merely supplemental to the Advisor’s and sub-advisor’s own efforts in the performance of their duties under the advisory and sub-advisory agreements and (ii) although the sub-advisors could derive benefits from the conversion of Fund shareholders into separate account clients, the Fund also could benefit from potential institutional shareholders who might choose to invest in the Fund.

After reviewing the materials and information provided at the meeting, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor and the sub-advisors, the performance of the Fund, expense information, brokerage commissions information, the adequacy and efficacy of the Advisor’s and the sub-advisors’ written policies and procedures, other regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory and sub-advisory agreements.

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Federal Tax Distribution Information (Unaudited)

For fiscal year 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

100.00%

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for fiscal year 2024 were as follows:

100.00%

The percentage of taxable ordinary income distributions that were designated as short-term capital gain distributions under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund was as follows:

    0.00%

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For information, questions, or assistance, please call
The Hennessy Funds
877-671-3199 or 415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Boulevard, Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT, &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Doug Franklin
Claire Garvie
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102-2529

DISTRIBUTOR
Quasar Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

www.hennessyetfs.com  |  1-877-671-3199

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.
Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable. There were no changes in or disagreements with accountants during the period covered by this report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.
Not applicable. There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
This information is included within the financial statements filed under Item 7(a) of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.
This information is included within the financial statements filed under Item 7(a) of this Form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.
Not applicable. There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period.

Item 16.	Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report, as required by Rule 30a‑3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Exchange Act. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, and reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.
Not applicable to this report.

Item 19.	Exhibits.
(a)
(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing of an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive and principal financial officer of the registrant pursuant to Rule 30a‑2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c‑1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by such Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Rule 30a‑2(b) under the Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENNESSY FUNDS TRUST (Registrant) By: /s/ Neil J. Hennessy Neil J. Hennessy President
Date: July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Neil J. Hennessy	Date: July 7, 2025
Neil J. Hennessy, President and Principal Executive Officer

By: /s/ Teresa M. Nilsen	Date: July 7, 2025
Teresa M. Nilsen, Treasurer and Principal Financial Officer